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                                         LAZARDFUNDS
                                            SEMI-ANNUAL REPORT
                                                    JUNE 30, 2000
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================================================================================
THE LAZARD FUNDS, INC.

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BOARD OF DIRECTORS
----------------------
JOHN J. BURKE            RETIRED; FORMER VICE CHAIRMAN AND DIRECTOR, MONTANA
                         POWER COMPANY

KENNETH S. DAVIDSON      PRESIDENT, DAVIDSON CAPITAL MANAGEMENT CORPORATION

NORMAN EIG               VICE CHAIRMAN AND MANAGING DIRECTOR, LAZARD FRERES & CO. LLC

CARL FRISCHLING          SENIOR PARTNER, KRAMER, LEVIN, NAFTALIS & FRANKEL LLP

HERBERT W. GULLQUIST     VICE CHAIRMAN AND MANAGING DIRECTOR, LAZARD FRERES & CO. LLC;
                         CHIEF INVESTMENT OFFICER, LAZARD ASSET MANAGEMENT

WILLIAM KATZ             PRESIDENT AND CHIEF OPERATING OFFICER, BBDO WORLDWIDE
                         NETWORK

LESTER Z. LIEBERMAN      PRIVATE INVESTOR

RICHARD REISS, JR.       MANAGING PARTNER, GEORGICA ADVISERS LLC

JOHN RUTLEDGE            PRESIDENT, RUTLEDGE AND COMPANY


OFFICERS
----------------------
NORMAN EIG               CHAIRMAN OF THE BOARD

HERBERT W. GULLQUIST     PRESIDENT

DAVID M. GOLDENBERG      VICE PRESIDENT AND SECRETARY

GERALD B. MAZZARI        TREASURER

================================================================================
THE LAZARD FUNDS, INC.

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TABLE OF CONTENTS                                       PAGE
Overview ..............................................   2
Growth Charts .........................................   3
Performance Table .....................................   9
Portfolios of Investments
  Lazard Equity Portfolio .............................  12
  Lazard Mid Cap Portfolio ............................  14
  Lazard Small Cap Portfolio ..........................  16
  Lazard Global Equity Portfolio ......................  19
  Lazard International Equity Portfolio ...............  21
  Lazard International Small Cap Portfolio ............  23
  Lazard Emerging Markets Portfolio ...................  25
  Lazard Bond Portfolio ...............................  27
  Lazard High Yield Portfolio .........................  32
  Lazard International Fixed-Income Portfolio .........  36
  Lazard Strategic Yield Portfolio ....................  48
Notes to Portfolios of Investments ....................  63
Statements of
  Assets and Liabilities ..............................  68
  Operations ..........................................  70
  Changes in Net Assets ...............................  72
Financial Highlights ..................................  78
Notes to Financial Highlights .........................  89
Notes to Financial Statements .........................  90

================================================================================
THE LAZARD FUNDS, INC.
OVERVIEW

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After a difficult start, equity markets around the world staged a rally late in the first quarter, only to experience a fundamental turnaround during the early part of the second quarter. While growth stocks led the initial rally in late February, the market underwent a sharp rotation back to value at the end of March. That rotation lasted through May, fueled by tighter monetary policy and concerns over global growth. Thus, investors began to focus on fundamentals after an extended period dominated by momentum strategies. While the S&P 500 fell nearly 3% by the end of the second quarter, the tech-laden NASDAQ Composite bore the brunt of the sell-off, falling over 13% and suffering its first quarterly decline since 1998. The volatile period was marked by dramatic reversals, including a sharp rebound in global tech and telecom shares in June. However, market sentiment has fundamentally changed; even amid the tech rally in June, some of the most established Internet companies experienced weakness. For example, Amazon fell nearly 20% in a single day after an analyst noted that the company is still unable to generate cash flow from its operations even as its sales grow strongly. Thus, investors have begun to question where money-losing dot-coms will obtain financing, an issue that was far from their minds amid the euphoria of late 1999 and early 2000.

During this very turbulent period, companies reporting earnings that were even modestly disappointing experienced dramatic weakness. Even established, blue-chip companies with solid franchises were dealt with harshly if they did not meet Wall Street's expectations. Still, while the market volatility dented the prospects of many Internet start-up hopefuls, established companies continued to adapt their business to leverage technology to drive financial productivity to new levels. Meanwhile, a host of companies around the globe also formed web-enabled business-to-business ("B2B") exchanges, and other companies reshaped themselves via M&A and disposals. Even as telecommunication stock prices fell, companies moved to focus operations and highlight the hidden asset values, amid the continuing trend to carve out wireless operations.

During the first quarter, the rotation into more established and profitable technology stocks benefited U.S. investors. There were also strong gains in U.S. healthcare holdings that had lagged in 1999, although consumer staples holdings continued to lag. By the end of June, those same investors benefited from a relatively high weight in healthcare as these stocks rebounded from recent weakness. The high weight in consumer staples also helped as a wave of industry consolidation sparked investor interest. After languishing during 1999, these sectors have been the primary beneficiaries of the rotation out of technology as investors seek companies that both possess consistent earnings growth and trade at more reasonable valuations. While a low weight in technology helped returns overall, stock selection in the sector was equally important as investors began to differentiate between providers of enabling technology and companies with a less clear ability to add value.

In the bond market, the U.S. Treasury yield curve inversion that began in late January and continued through March dominated the first quarter of 2000. The yield curve inverted on the expectation of continued short-term interest rate hikes combined with the announcement of less frequent U.S. Treasury auctions and an aggressive buy-back plan. After reports of continued strong economic growth, the Federal Reserve increased rates as expected by 25 basis points in February and again by 25 basis points in March. After a rocky ride during April and May, the U.S. bond market enjoyed a strong month in June. Interest rates fell significantly as investors reacted positively to the Federal Reserve's decision to leave interest rates unchanged at the June meeting. More moderate economic numbers also painted a brighter outlook with less inflationary pressure.

The return to more fundamental issues of investing is a healthy one, both for relative value investors and for the economy as a whole. It also presents many new opportunities. As the equity market's focus on fundamentals persists, Lazard continues to seek - as it always has - relative value investments among competitive, traditional companies in conjunction with opportunistic investments in currently weakened technology, media and telecom companies that can prove real financial productivity.

================================================================================
THE LAZARD FUNDS, INC.
GROWTH CHARTS

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LAZARD EQUITY PORTFOLIO

Lazard Equity Portfolio seeks long-term capital appreciation. The Portfolio invests primarily in equity securities, principally common stocks, of relatively large U.S. companies with market capitalizations in the range of the S&P 500 Index that the Investment Manager believes are undervalued based on their earnings, cash flow or asset values.


        COMPARISON OF $10,000 INVESTMENT IN THE INSTITUTIONAL SHARES OF LAZARD EQUITY PORTFOLIO, STANDARD & POOR'S 500 INDEX, STANDARD & POOR'S BARRA
                    VALUE INDEX AND RUSSELL 1000 VALUE INDEX

[Table below represents line chart in its printed piece]

       Lazard Equity             S&P  Barra    Russell
          Portfolio    S&P 500     Value      1000 Value
      ---------------------------------------------------
Jun-90    10000          10000      10000        10000
Jul-90   9991.88        9967.9     10001        9912.67
Aug-90   9087.93        9066.9     9120.91      9040.95
Sep-90   8603.67        8625.62    8698.61      8603.36
Oct-90   8619.13        8588.87    8575.09      8485.6
Nov-90   9186.17        9144.05    9160.77      9073.96
Dec-90   9425.91        9398.81    9367.81      9304.7
Jan-91   9801.96        9808.13    9810.9       9723.69
Feb-91   10529.5        10509.6    10.450.57    10370.2
Mar-91   10644          10764.2    10545.7      10523.6
Apr-91   10627.3        10789.7    10629        10601.5
May-91   10963.5        11255.1    11136        10996.9
Jun-91   10463.3        10739.5    10582.5      10533.9
Jul-91   10955.4        11240.1    11002.7      10974.8
Aug-91   11415.7        11506.4    11162.2      11174.6
Sep-91   11259.5        11313.9    11045        11092.5
Oct-91   11391.1        11465.9    11206.2      11276.3
Nov-91   10790.7        11004      10580.9      10697.6
Dec-91   12021.2        12262.5    11481.4      11594.2
Jan-92   12147.8        12034      11481.4      11612.5
Feb-92   12469.3        12189.9    11714.5      11896.8
Mar-92   12089.3        11952.8    11530.5      11724.3
Apr-92   12034.2        12303.7    12093.2      12229.1
May-92   12014.7        12364      12127.1      12290.1
Jun-92   11536.1        12180      12027.6      12213.6
Jul-92   11865          12677.6    12461.8      12685.2
Aug-92   11532.2        12418.1    12100.5      12297.2
Sep-92   11708.4        12564      12233.5      12467.4
Oct-92   11905.3        12607.3    12135.7      12479
Nov-92   12475          13036.6    12464.6      12888.4
Dec-92   12653.2        13196.6    12690.2      13195.4
Jan-93   12891.5        13306.9    13040.4      13578.6
Feb-93   13040.5        13488.3    13490.3      14056.9
Mar-93   13606.6        13772.9    13862.6      14471.1
Apr-93   13330          13440      13807.2      14285.8
May-93   13678.5        13799.5    14065.4      14572.9
Jun-93   13758.1        13839.9    14251        14894.2
Jul-93   13785.3        13784.3    14427.8      15060.7
Aug-93   14297.4        14307.3    14993.3      15604.6
Sep-93   14276.9        14197.5    14987.3      15629.4
Oct-93   14856.2        14491.3    15068.7      15618.6
Nov-93   14743.1        14353.2    14799.1      15296.2
Dec-93   15008.9        14526.7    15051        15586.9
Jan-94   15765.3        15020.6    15752.7      16176.7
Feb-94   15560          14613      15182.8      15623.4
Mar-94   14879.2        13975.8    14558.3      15042.2
Apr-94   15127.7        14155      14864.9      15330.8
May-94   15307.1        14387.3    15110.9      15507.4
Jun-94   14950.2        14034.7    14692.9      15136
Jul-94   15476.4        14495.6    15189.6      15606.8
Aug-94   16171          15089.9    15619        16055.2
Sep-94   15910.5        14720.9    15069.2      15522.4
Oct-94   16134.4        15051.7    15397.2      15738.7
Nov-94   15557.8        14503.5    14773.3      15102.9
Dec-94   15643.6        14718.6    14954.8      15276.9
Jan-95   15905.3        15100.3    15359.7      15747.1
Feb-95   16599.3        15688.7    15956.2      16369.7
Mar-95   17065.8        16151.7    16396.1      16728.9
Apr-95   17541.4        16627.4    16935.8      17257.5
May-95   18271.8        17292      17689.3      17983.9
Jun-95   18842.5        17693.7    17823.6      18227.6
Jul-95   19557.8        18280.4    18437.6      18862.1
Aug-95   19855.6        18326.3    18595        19128.6
Sep-95   20542.6        19099.6    19241.8      19820.3
Oct-95   20405.1        19031.4    18942.2      19623.5
Nov-95   21347.7        19866.9    19934.9      20617.4
Dec-95   21539.4        20249.6    20487.5      21135.5
Jan-96   22281.8        20938.8    21100.9      21794.1
Feb-96   22912.7        21132.9    21298.9      21958.9
Mar-96   23098.3        21336.5    21797.5      22332.2
Apr-96   23593.8        21651      22019.4      22417.9
May-96   23875          22209.3    22351.2      22698.2
Jun-96   23632.1        22294      22243.2      22716.8
Jul-96   22346.5        21309      21304.8      21858.3
Aug-96   23103          21758.4    21892.8      22483.4
Sep-96   23936.3        22983      22830.5      23377.2
Oct-96   24510.3        23616.8    23604.4      24280.9
Nov-96   26164.2        25402.1    25410.2      26041.5
Dec-96   25828.3        24898.8    24993.4      25709.2
Jan-97   27063.3        26454.5    26145.6      26955.6
Feb-97   27385.5        26661.9    26336.5      27351.6
Mar-97   26365.2        25566.4    25435.8      26368
Apr-97   27157.3        27092.7    26389.6      27475.8
May-97   29064.8        28742.1    28044.8      29010.6
Jun-97   30019.1        30029.8    29116.1      30255.1
Jul-97   32268.5        32419.2    31445.4      32531.2
Aug-97   31140.7        30603.1    30024.1      31372.1
Sep-97   32494          32279.2    31783.5      33268.2
Oct-97   30634.9        31201.1    30615.4      32338.7
Nov-97   31668.7        32645.4    31782.5      33768.4
Dec-97   32317.8        33205.9    32488.1      34754.1
Jan-98   32269.3        33573.2    32087.5      34262.4
Feb-98   34582.3        35994.5    34494.4      36568.9
Mar-98   36620.4        37837.7    36241.5      38805.4
Apr-98   36895.4        38218.4    36670.6      39065.1
May-98   35925          37561      36154.6      38485.7
Jun-98   36575.3        39086.8    36429.1      38979.1
Jul-98   35631.6        38668.5    35638.6      38291.1
Aug-98   29991.1        33070.1    29907.9      32592.6
Sep-98   31082.8        35191.6    31725.1      34463.5
Oct-98   34405.6        38057.9    34210.1      37133
Nov-98   36504.3        40366.1    35992.1      38863
Dec-98   37911.2        42696      37256.1      40185.9
Jan-99   38783.1        44474.3    38008.7      40507
Feb-99   37476.1        43093.4    37190.4      39935.4
Mar-99   38382.7        44819.3    38317.6      40761.7
Apr-99   40754          46556      41621        44568.9
May-99   40247.4        45456.8    40885.6      44079.1
Jun-99   42043.2        47979.7    42456        45358.7
Jul-99   40874.4        46481.8    41150.4      44030.6
Aug-99   39378.4        46249.4    40109.3      42396.6
Sep-99   37460.7        44981.2    38539.9      40914.8
Oct-99   39254.3        47828.1    40715.4      43269.9
Nov-99   39219          48800.4    40476.9      42931.5
Dec-99   39513.1        51674.8    41997.6      43138.9
Jan-00   38201.7        49078.6    40661.2      41731.7
Feb-00   36458.2        48149.6    38120.7      38631
Mar-00   39476.5        52860.1    42095.5      43344.4
Apr-00   38726.5        51266.6    41813.9      42839.9
May-00   38932.5        50214.6    41944.4      43291.4
Jun-00   38164.4        51452.4    40287.6      41315



LAZARD MID CAP PORTFOLIO

Lazard Mid Cap Portfolio seeks long-term capital appreciation. The Portfolio invests primarily in equity securities, principally common stocks, of medium-size U.S. companies with market capitalizations in the range of the Russell Midcap Index that the Investment Manager believes are undervalued based on their earnings, cash flow or asset values.


       COMPARISON OF $10,000 INVESTMENT IN THE INSTITUTIONAL SHARES OF
 LAZARD MID CAP PORTFOLIO, RUSSELL MIDCAP INDEX AND RUSSELL MIDCAP VALUE INDEX

 [Table below represents line chart in its printed piece]

                 Lazard Mid Cap           Russell                Russell
                    Portfolio             Midcap                 Midcap Value
                    ---------             ------                 ------------
11/4/97              10000                10000                  10000
Nov-97               9990                 10033.3                10166.9
Dec-97               10274.7              10309.2                10555.9
Jan-98               10284.7              10115.4                10350.8
Feb-98               11145.9              10906.4                11042.3
Mar-98               11656.6              11423.4                11610.8
Apr-98               11696.7              11452                  11546
May-98               11115.9              11097.5                11276.3
Jun-98               10915.8              11251.2                11312.2
Jul-98               10174.6              10714.6                10738.7
Aug-98               8674.86              9000.83                9228.75
Sep-98               9095.59              9583.37                9767.24
Oct-98               9536.73              10236.9                10399.8
Nov-98               10128                10721.6                10765.2
Dec-98               10650.1              11350.4                11092.4
Jan-99               10538.3              11330.9                10833.9
Feb-99               10222.1              10954                  10595.7
Mar-99               10425.5              11297.2                10747
Apr-99               11342                12131.7                11764.9
May-99               11474.7              12096.9                11814
Jun-99               11739.1              12523.9                11948.7
Jul-99               11199.1              12179.5                11649.6
Aug-99               10476.2              11864.8                11247
Sep-99               10026.3              11447.7                10677.7
Oct-99               10445.8              11990.3                10992.8
Nov-99               10722                12335.2                10791.2
Dec-99               11116.5              13420.2                11080.3
Jan-00               10219.5              12976                  10417.5
Feb-00               10642.6              13973.3                9981.89
Mar-00               11797.7              14773.5                11192
Apr-00               11643.1              14074.3                11236.8
May-00               11838.7              13701.6                11429.9
Jun-00               11674.2              14106.9                11003.9





    PAST PERFORMANCE IS NOT INDICATIVE, NOR A GUARANTEE, OF FUTURE RESULTS.

================================================================================
THE LAZARD FUNDS, INC.
GROWTH CHARTS (CONTINUED)

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LAZARD SMALL CAP PORTFOLIO

Lazard Small Cap Portfolio seeks long-term capital appreciation. The Portfolio invests primarily in equity securities, principally common stocks, of relatively small U.S. companies with market capitalizations in the range of the Russell 2000 Index that the Investment Manager believes are undervalued based on their earnings, cash flow or asset values.


       COMPARISON OF $10,000 INVESTMENT IN THE INSTITUTIONAL SHARES OF LAZARD SMALL CAP PORTFOLIO, RUSSELL 2000 INDEX AND RUSSELL 2000 VALUE INDEX

[Table below represents line chart in its printed piece]

                          Lazard
                        Small Cap                        Russell 2000
                        Portfolio       Russell 2000         Value
                        ---------       ------------     ------------
        10/30/91          10000            10000            10000
        Nov-91            9720             9537.2           9594.2
        Dec-91            10453.5          10300.4          10216.3
        Jan-92            11316.3          11135.7          11070.9
        Feb-92            11827.9          11460.8          11599
        Mar-92            11827.9          11073            11472.8
        Apr-92            11547            10684.3          11313.9
        May-92            11557            10826.4          11621.5
        Jun-92            10955.1          10317.7          11245.2
        Jul-92            11256.1          10676.3          11668.8
        Aug-92            10935.1          10374.4          11441.4
        Sep-92            11015.3          10613.3          11657.4
        Oct-92            11547            10948.2          11929.5
        Nov-92            12560.3          11786.7          12667.5
        Dec-92            13041.3          12197            13192.9
        Jan-93            13443.2          12609.5          13892.9
        Feb-93            13563.7          12318.7          13948.4
        Mar-93            14216.8          12718.3          14477.5
        Apr-93            13885.2          12368.7          14129.6
        May-93            14528.2          12915.7          14574
        Jun-93            14920.1          12996            14711.4
        Jul-93            15045.6          13175.4          14964
        Aug-93            15925.8          13744.3          15548.8
        Sep-93            16232.9          14132.2          15921.5
        Oct-93            16386.4          14496.1          16286.1
        Nov-93            16171.5          14023.8          15871.6
        Dec-93            16965.6          14503            16338.6
        Jan-94            17588.2          14957.4          16920.6
        Feb-94            17599.3          14903.1          16871
        Mar-94            16765.4          14118.2          16116
        Apr-94            16743.2          14201.9          16274.4
        May-94            16787.7          14042.1          16251.2
        Jun-94            16598.7          13568.3          15829.4
        Jul-94            16947.6          13791.4          16122
        Aug-94            17926.5          14559.6          16756.1
        Sep-94            17926.5          14510.2          16577.8
        Oct-94            17641.9          14451.6          16273.7
        Nov-94            16754.2          13867.6          15616.8
        Dec-94            17310.3          14238.8          16085.4
        Jan-95            17238            14059            16007.6
        Feb-95            17973.8          14644.3          16600.3
        Mar-95            18408.1          14895.3          16681.2
        Apr-95            18794.1          15226.2          17177.3
        May-95            19349            15488            17545.6
        Jun-95            20217.5          16291.5          18145.1
        7/1/95            21146.9          17229.9          18807.2
        Aug-95            21255.6          17586.4          19365.9
        Sep-95            21267.7          17900.5          19655.1
        Oct-95            20047.9          17100            18870.1
        Nov-95            20893.3          17818.3          19620
        Dec-95            21036.4          18288.4          20227.8
        Jan-96            21221            18268.6          20361.9
        Feb-96            22012.3          18838.1          20681
        Mar-96            22408            19221.4          21115.1
        Apr-96            23283.4          20249.2          21691.1
        May-96            24063.1          21047.2          22240.3
        Jun-96            23375.9          20183            21977.6
        Jul-96            21697.7          18420.2          20809.3
        Aug-96            23098.4          19489.7          21712.2
        Sep-96            23930.9          20251.4          22305
        Oct-96            24142.3          19939.3          22563.7
        Nov-96            25582.7          20760.8          23777.9
        Dec-96            26070.4          21304.9          24549.7
        Jan-97            26819.7          21730.6          24927
        Feb-97            26720.8          21203.6          25163.6
        Mar-97            25745.3          20203            24488.7
        Apr-97            26494.6          20259.4          24848.7
        May-97            29083.2          22513.3          26826.9
        Jun-97            30426.2          23478.2          28184.6
        Jul-97            31942.5          24570.6          29367.5
        Aug-97            32621.2          25132.8          29833.8
        Sep-97            34108.6          26972.3          31817.8
        Oct-97            32765.6          25787.4          30952.7
        Nov-97            32621.1          25620.5          31291.9
        Dec-97            33384.9          26068.9          32352.7
        Jan-98            33068.1          25657.5          31767.4
        Feb-98            35436.1          27554.7          33687.8
        Mar-98            36703.5          28691            35054.2
        Apr-98            36803.5          28849.7          35227.3
        May-98            34869.1          27295.8          33980.3
        Jun-98            33784.7          27353.1          33788.3
        Jul-98            31399.5          25138.9          31141.7
        Aug-98            25144.7          20257.4          26264.6
        Sep-98            25833.7          21842.8          27747.7
        Oct-98            27326.9          22733.5          28571.6
        Nov-98            28450            23924.5          29345
        Dec-98            29172.6          25405            30265.2
        Jan-99            28953.8          25742.6          29578.2
        Feb-99            26875            23657.7          27558.9
        Mar-99            26892.2          24027            27331.6
        Apr-99            29793.8          26180.1          29826.7
        May-99            31235.8          26562.3          30743.5
        Jun-99            32374.4          27762.9          31856.8
        Jul-99            31905            27001.1          31100.8
        Aug-99            30105.5          26002.1          29964.1
        Sep-99            29566.6          26007.3          29365.1
        Oct-99            28098.7          26114.2          28777.5
        Nov-99            28656.1          27672.1          28926.5
        Dec-99            29687.8          30804.6          29815.2
        Jan-00            28684.3          30310.2          29035.5
        Feb-00            28291.3          35315.6          30810.2
        Mar-00            30853.4          32987.3          30954.7
        Apr-00            31121.8          31002.1          31137.9
        May-00            30655.6          29195.3          30662.7
        Jun-00            30907            31740.2          31558.7

LAZARD GLOBAL EQUITY PORTFOLIO

Lazard Global Equity Portfolio seeks long-term capital appreciation. The Portfolio invests primarily in equity securities, principally common stocks, of relatively large U.S. and non-U.S. companies with market capitalizations in the range of the Morgan Stanley Capital International (MSCI) World Index that the Investment Manager believes are undervalued based on their earnings, cash flow or asset values.


         COMPARISON OF $10,000 INVESTMENT IN THE INSTITUTIONAL SHARES OF
           LAZARD GLOBAL EQUITY PORTFOLIO AND MORGAN STANLEY CAPITAL
                            INTERNATIONAL WORLD INDEX


[Table below represents line chart in its printed piece]

       Lazard Global
          Equity
         Portfolio    MSCI World
        -----------   ----------
1/4/96      10000       10000
Jan-96      10010       10117.9
Feb-96      10170       10177.4
Mar-96      10310       10344.6
Apr-96      10430       10585.7
May-96      10460       10592.7
Jun-96      10530       10644.2
Jul-96      10160       10265.9
Aug-96      10290       10381.8
Sep-96      10620       10786.2
Oct-96      10720       10859.3
Nov-96      11570       11465.7
Dec-96      11578.4     11279.9
Jan-97      11550       11413.7
Feb-97      11749.8     11542.8
Mar-97      11679.2     11312.3
Apr-97      11911.2     11679.9
May-97      12451.4     12398.7
Jun-97      13215.2     13014.9
Jul-97      13717.5     13612.2
Aug-97      12974.6     12699.5
Sep-97      13780.2     13387.3
Oct-97      12900       12680.5
Nov-97      13131.5     12902.8
Dec-97      13345.5     13057.9
Jan-98      13592.2     13419.6
Feb-98      14500.6     14325.2
Mar-98      15442.7     14927.9
Apr-98      15610.9     15071.5
May-98      15644.5     14880.4
Jun-98      15779.1     15231.6
Jul-98      15768       15204.9
Aug-98      13454.8     13175
Sep-98      13193.3     13405.7
Oct-98      14349       14615.3
Nov-98      15211.4     15482.2
Dec-98      15627.3     16236.2
Jan-99      15864.8     16589.4
Feb-99      15412.7     16145.7
Mar-99      16043.7     16815.6
Apr-99      16828.8     17476.1
May-99      16401.4     16835.2
Jun-99      17221.4     17618
Jul-99      17150.8     17563.4
Aug-99      17049.1     17529.8
Sep-99      16762       17357.4
Oct-99      17298.4     18256.5
Nov-99      17537.1     18767.7
Dec-99      18193       20284.4
Jan-00      17206.1     19120.5
Feb-00      17030.6     19169.8
Mar-00      18154.6     20492.5
Apr-00      17556.2     19623.7
May-00      17468.4     19124.5
Jun-00      17730.8     19765.5


    PAST PERFORMANCE IS NOT INDICATIVE, NOR A GUARANTEE, OF FUTURE RESULTS.

================================================================================
THE LAZARD FUNDS, INC.
GROWTH CHARTS (CONTINUED)

--------------------------------------------------------------------------------
LAZARD INTERNATIONAL EQUITY PORTFOLIO

Lazard International Equity Portfolio seeks long-term capital appreciation. The Portfolio invests primarily in equity securities, principally common stocks, of relatively large non-U.S. companies with market capitalizations in the range of the Morgan Stanley Capital International (MSCI) Europe, Australasia and Far East (EAFE) Index that the Investment Manager believes are undervalued based on their earnings, cash flow or asset values.


        COMPARISON OF $10,000 INVESTMENT IN THE INSTITUTIONAL SHARES OF LAZARD INTERNATIONAL EQUITY PORTFOLIO AND MORGAN STANLEY CAPITAL
             INTERNATIONAL EUROPE, AUSTRALASIA AND FAR EAST INDEX

           [Table below represents line chart in its printed piece]

            Lazard
         International
            Equity
           Portfolio    MSCI EAFE
         -------------  ---------
10/29/91    10000       10000
Nov-91      9990        9533.13
Dec-91      10319.2     10025.6
Jan-92      10459.4     9811.65
Feb-92      10569.6     9460.46
Mar-92      10319.2     8835.87
Apr-92      10539.6     8877.43
May-92      11030.5     9471.63
Jun-92      10820.1     9022.68
Jul-92      10198.9     8791.76
Aug-92      10078.7     9343.19
Sep-92      9627.87     9158.69
Oct-92      9457.55     8678.28
Nov-92      9417.48     8759.94
Dec-92      9635.88     8805.25
Jan-93      9554.57     8804.12
Feb-93      9768.02     9070.12
Mar-93      10042.5     9860.73
Apr-93      10266.1     10796.5
May-93      10550.7     11024.6
Jun-93      10428.7     10852.6
Jul-93      10744.8     11232.5
Aug-93      11539.2     11838.8
Sep-93      11203.1     11572.3
Oct-93      11793.8     11929
Nov-93      11569.8     10886.3
Dec-93      12627.6     11672.3
Jan-94      13826.8     12659.2
Feb-94      13396.3     12624.1
Mar-94      12842.8     12080.4
Apr-94      13324.6     12592.9
May-94      13242.6     12520.6
Jun-94      12955.6     12697.6
Jul-94      13598.4     12819.7
Aug-94      14217       13123.2
Sep-94      13526.3     12709.8
Oct-94      13763.4     13133
Nov-94      12938.6     12501.9
Dec-94      12657.4     12580.1
Jan-95      12048.8     12096.8
Feb-95      12127.7     12062.1
Mar-95      12285.5     12814.4
Apr-95      12815.2     13296.3
May-95      12927.9     13137.8
Jun-95      13142.1     12907.4
Jul-95      13976.1     13711
Aug-95      13728.2     13188
Sep-95      14032.5     13445.5
Oct-95      13807       13084.1
Nov-95      13942.3     13448.1
Dec-95      14320.6     13989.9
Jan-96      14400.8     14047.4
Feb-96      14607       14094.9
Mar-96      14962.2     14394.3
Apr-96      15333.9     14812.7
May-96      15230.3     14540.2
Jun-96      15518.1     14622
Jul-96      15091.4     14194.6
Aug-96      15114.4     14225.7
Sep-96      15471.2     14603.7
Oct-96      15540.3     14454.3
Nov-96      16357.6     15029.4
Dec-96      16559.8     14836.1
Jan-97      16134.2     14316.9
Feb-97      16535.5     14551.1
Mar-97      16936.7     14603.8
Apr-97      16814.8     14681.3
May-97      17520.1     15636.6
Jun-97      18609.7     16499
Jul-97      19038.2     16765.9
Aug-97      17838.4     15513.9
Sep-97      19344.3     16383
Oct-97      18144.5     15123.7
Nov-97      18266.9     14969.5
Dec-97      18520.4     15100.1
Jan-98      18957.9     15790.2
Feb-98      20045       16803.3
Mar-98      21291.2     17320.7
Apr-98      21635.9     17457.8
May-98      22220.1     17373.1
Jun-98      21982.3     17505.1
Jul-98      22248.3     17682.6
Aug-98      19193.6     15491.9
Sep-98      18220.5     15017
Oct-98      19605.2     16582.3
Nov-98      20724.7     17431.9
Dec-98      21493.2     18119.4
Jan-99      21409.3     18065.9
Feb-99      20844.1     17635.3
Mar-99      21536.2     18371.6
Apr-99      22537.6     19115.9
May-99      21719.5     18131.5
Jun-99      22651.2     18838.5
Jul-99      23371.6     19398.6
Aug-99      23822.6     19469.4
Sep-99      23808.3     19665.4
Oct-99      24460.7     20402.1
Nov-99      24901       21110.7
Dec-99      26668.9     23005.4
Jan-00      24539.7     21543.7
Feb-00      24678.3     22123.7
Mar-00      25835       22982.1
Apr-00      24786.1     21772.7
May-00      24554.8     21240.9
Jun-00      25465.3     22071.6


LAZARD INTERNATIONAL SMALL CAP PORTFOLIO

Lazard International Small Cap Portfolio seeks long-term capital appreciation. The Portfolio invests primarily in equity securities, principally common stocks, of relatively small non-U.S. companies with market capitalizations in the range of the Morgan Stanley Capital International (MSCI) Europe, Australasia and Far East (EAFE) Small Cap Index that the Investment Manager believes are undervalued based on their earnings, cash flow or asset values.


        COMPARISON OF $10,000 INVESTMENT IN THE INSTITUTIONAL SHARES OF LAZARD INTERNATIONAL SMALL CAP PORTFOLIO AND MORGAN STANLEY CAPITAL
         INTERNATIONAL EUROPE, AUSTRALASIA AND FAR EAST SMALL CAP INDEX

[Table below represents line chart in its printed piece]

            Lazard
        International   MSCI
          Small Cap     EAFE
          Portfolio   Small Cap
        ------------  ----------
12/1/93    10000      10000
Dec-93     10872.5    10854.3
Jan-94     12082.8    12056.9
Feb-94     11882.7    12286.4
Mar-94     11162.6    12009.5
Apr-94     11042.6    12515.7
May-94     10992.5    12357.5
Jun-94     10712.5    12610.7
Jul-94     10912.5    12634.4
Aug-94     11352.6    12761
Sep-94     11002.5    12302.1
Oct-94     11092.6    12476.1
Nov-94     10612.5    11605.9
Dec-94     10382.4    11756.3
Jan-95     10072.3    11305.3
Feb-95     10012.3    11155
Mar-95     9782.3     11384.4
Apr-95     10002.3    11637.6
May-95     10272.4    11368.6
Jun-95     10362.4    11115.4
Jul-95     10752.5    11827.5
Aug-95     10652.5    11495.1
Sep-95     10962.5    11463.5
Oct-95     10532.4    11004.7
Nov-95     10502.4    11139.1
Dec-95     10567.7    11519
Jan-96     10738.7    11867
Feb-96     10829.1    11977.8
Mar-96     10969.9    12215.1
Apr-96     11412.3    12856
May-96     11492.8    12594.8
Jun-96     11533      12579.1
Jul-96     11130.8    11882.8
Aug-96     11482.7    11922.4
Sep-96     11553.1    11977.8
Oct-96     11643.6    11764.2
Nov-96     12186.6    11914.4
Dec-96     12221.4    11503.1
Jan-97     12385.4    11271
Feb-97     12621      11481.2
Mar-97     12426.3    11191.5
Apr-97     11985.8    10818.4
May-97     12556.1    11638
Jun-97     13124      11847.6
Jul-97     13010.4    11430.7
Aug-97     12618      10701.2
Sep-97     13351.2    10475.4
Oct-97     12711      9895.2
Nov-97     12308.2    9205.2
Dec-97     12254.2    8668.5
Jan-98     12526.7    9210.4
Feb-98     13679.8    10035.7
Mar-98     14780.5    10257.6
Apr-98     15440.9    10237.9
May-98     15786.8    10271.2
Jun-98     15314.8    9862.5
Jul-98     15115.7    9727.8
Aug-98     13341.1    8433.4
Sep-98     12315.2    8045.6
Oct-98     12657.5    8690.1
Nov-98     12753.7    9105.3
Dec-98     13179.7    9140.2
Jan-99     12949.1    9025.2
Feb-99     12787.2    8911.3
Mar-99     12996      9393.9
Apr-99     13642.6    10092.2
May-99     13399.8    9726.3
Jun-99     14047      10243.4
Jul-99     14601.8    10556.7
Aug-99     14853.7    10781
Sep-99     15017.1    10747.1
Oct-99     14866.2    10599.8
Nov-99     15412.4    10657.3
Dec-99     16616.1    10755.8
Jan-00     16662.6    10768.6
Feb-00     17204.8    11033.2
Mar-00     17534.5    11294.6
Apr-00     16734.4    10446
May-00     16510.1    10424.6
Jun-00     16804.7    11341.4


    PAST PERFORMANCE IS NOT INDICATIVE, NOR A GUARANTEE, OF FUTURE RESULTS.

================================================================================
THE LAZARD FUNDS, INC.
GROWTH CHARTS (CONTINUED)

--------------------------------------------------------------------------------
LAZARD EMERGING MARKETS PORTFOLIO

Lazard Emerging Markets Portfolio seeks long-term capital appreciation. The Portfolio invests primarily in equity securities, principally common stocks, of non-U.S. companies whose principal activities are located in emerging market countries that the Investment Manager believes are undervalued based on their earnings, cash flow or asset values.


        COMPARISON OF $10,000 INVESTMENT IN THE INSTITUTIONAL SHARES OF
          LAZARD EMERGING MARKETS PORTFOLIO AND MORGAN STANLEY CAPITAL
                  INTERNATIONAL EMERGING MARKETS (FREE) INDEX

[Table below represents line chart in its printed piece]

         Lazard     MSCI
        Emerging  Emerging
         Markets   Markets
        Portfolio  (Free)
        --------- --------
7/15/94  10000    10000
         10210    10280
         11300    11555.8
         11660    11687.5
         11580    11477.1
         11320    10880.3
Dec-94   9860     10006.6
         8640     8941.91
         8420     8712.99
         8400     8768.76
         8650     9162.48
         9160     9649.92
Jun-95   9140     9678.87
         9490     9896.16
         9370     9663.01
         9460     9617.11
         9040     9248.96
         8920     9084.05
Dec-95   9280.04  9486.93
         10163.9  10161.3
         10244.2  9999.7
         10244.2  10077.6
         10897.5  10480.5
         11269.1  10433.6
Jun-96   11168.7  10498.8
         10676.6  9781.27
         10867.4  10031.7
         11168.7  10118.5
         11048.2  9848.69
         11369.6  10013.8
Dec-96   11472.7  10059
         12240.3  10745.1
         12762.2  11205.4
         12639.4  10911
         12772.4  10930.3
         13189.1  11243.1
Jun-97   14164.6  11844.9
         14143.8  12021.7
         12597.6  10491.9
         13178.8  10782.6
         10770    9013.36
         10252.5  8684.48
Dec-97   10343.9  8893.76
         9781.73  8196.22
         10625    9051.71
         11243.4  9444.52
         11175.9  9341.64
         9837.95  8061.45
Jun-98   9276.2   7215.84
         9535.01  7444.62
         6649.72  5292.08
         7088.6   5627.79
         7684.75  6220.4
         8247.27  6737.74
Dec-98   7914.91  6640.1
         7356.11  6532.97
         7344.34  6596.51
         8404.5   7465.87
         9293.28  8389.55
         9020.05  8340.75
Jun-99   10103.4  9287.36
         9818.45  9034.74
         9640.73  9116.94
         9286.73  8808.79
         9446.27  8996.35
         10657.3  9803.01
Dec-99   12330.5  11049.8
         12007.5  11115.6
         12100    11262.3
         12158.1  11317.3
         10902.1  10244.4
         10418.1  9820.9
Jun-00   11282.3  10166.8

LAZARD BOND PORTFOLIO

Lazard Bond Portfolio seeks to build and preserve capital. The Portfolio invests in a range of bonds and other fixed-income securities, including mortgage-backed securities, asset-backed securities, municipal securities, corporate fixed-income securities and U.S. Government securities.


        COMPARISON OF $10,000 INVESTMENT IN THE INSTITUTIONAL SHARES OF
 LAZARD BOND PORTFOLIO AND LEHMAN INTERMEDIATE GOVERNMENT/CORPORATE BOND INDEX

[Table below represents line chart in its printed piece]

           Lazard
            Bond     Lehman In.
          Portfolio   G/C Bond
          ---------  ----------
11/12/91   10000      10000
Nov-91     10103.5    10114.8
Dec-91     10392.2    10361.9
Jan-92     10277.7    10268
Feb-92     10304.8    10308.6
Mar-92     10242.6    10268
Apr-92     10323.3    10358.3
May-92     10467      10518.8
Jun-92     10599.7    10674.5
Jul-92     10810.9    10886.8
Aug-92     10912.9    10995.7
Sep-92     11037.2    11145
Oct-92     10891.4    11000.4
Nov-92     10843.6    10958.5
Dec-92     10983.3    11105.3
Jan-93     11180.9    11321.3
Feb-93     11360.5    11499.8
Mar-93     11383.2    11545.5
Apr-93     11464.6    11638.5
May-93     11409.8    11612.6
Jun-93     11626      11794.9
Jul-93     11713.3    11823.8
Aug-93     11912      12011.3
Sep-93     11901.7    12061.1
Oct-93     11939.3    12093.4
Nov-93     11903.3    12026
Dec-93     11926.3    12081.1
Jan-94     12117.8    12215.2
Feb-94     11910.1    12034.6
Mar-94     11640.6    11836
Apr-94     11494.6    11755.5
May-94     11441.8    11763.3
Jun-94     11434.4    11765
Jul-94     11635.3    11934.3
Aug-94     11648.2    11971.6
Sep-94     11396.7    11861.5
Oct-94     11405.8    11859.9
Nov-94     11369.8    11806
Dec-94     11421.2    11847.9
Jan-95     11608.4    12047.5
Feb-95     11841.2    12297.4
Mar-95     11910.4    12367.8
Apr-95     12070.8    12520.4
May-95     12550.1    12899
Jun-95     12643      12985.4
Jul-95     12573.3    12987.2
Aug-95     12703.9    13105.5
Sep-95     12843.2    13200.4
Oct-95     13022.2    13347.5
Nov-95     13167.2    13522.9
Dec-95     13271.5    13664.6
Jan-96     13387.2    13782.5
Feb-96     13239      13620.7
Mar-96     13151.7    13550.5
Apr-96     13119.8    13502.6
May-96     13108.1    13492.4
Jun-96     13222.8    13635.8
Jul-96     13262.5    13676.3
Aug-96     13303.6    13687.1
Sep-96     13504.5    13877.8
Oct-96     13713      14123
Nov-96     13916.3    14309.2
Dec-96     13850.6    14217.5
Jan-97     13949.5    14272.8
Feb-97     13984.3    14300.1
Mar-97     13876.2    14201.4
Apr-97     14048.2    14368.2
May-97     14187.4    14487.5
Jun-97     14318.8    14619.8
Jul-97     14578.1    14917.2
Aug-97     14531.8    14842.2
Sep-97     14717.4    15014.8
Oct-97     14865.8    15181.1
Nov-97     14894.5    15214.6
Dec-97     15036.6    15336.3
Jan-98     15228      15537.2
Feb-98     15223.1    15525.3
Mar-98     15233.2    15575.1
Apr-98     15303.5    15653.3
May-98     15404.7    15768
Jun-98     15504.8    15868.8
Jul-98     15543.6    15924.6
Aug-98     15627.5    16174.6
Sep-98     15869.8    16580.6
Oct-98     15719      16564.2
Nov-98     15807      16562.9
Dec-98     15905      16629.2
Jan-99     16025.9    16720.5
Feb-99     15745.4    16474.7
Mar-99     15884      16597.7
Apr-99     15942      16648.7
May-99     15787.3    16520.5
Jun-99     15762.1    16532.7
Jul-99     15721.1    16517.3
Aug-99     15704.5    16530.5
Sep-99     15827.6    16684.3
Oct-99     15821.4    16727.7
Nov-99     15856.2    16748.4
Dec-99     15833.1    16693.5
Jan-00     15739      16632.5
Feb-00     15870.5    16769.5
Mar-00     15951.4    16944.6
Apr-00     15933.8    16905.6
May-00     15917.4    16932.7
Jun-00     16214      17231.5

    PAST PERFORMANCE IS NOT INDICATIVE, NOR A GUARANTEE, OF FUTURE RESULTS.

================================================================================
THE LAZARD FUNDS, INC.
GROWTH CHARTS (CONTINUED)

--------------------------------------------------------------------------------
LAZARD HIGH YIELD PORTFOLIO

Lazard High Yield Portfolio seeks maximum total return from a combination of capital appreciation and current income. The Portfolio invests primarily in high-yielding U.S. corporate fixed-income securities rated, at the time of purchase, below investment grade ("junk bonds").


        COMPARISON OF $10,000 INVESTMENT IN THE INSTITUTIONAL SHARES OF LAZARD HIGH YIELD PORTFOLIO AND MERRILL LYNCH HIGH YIELD MASTER II INDEX

[Table below represents line chart in its printed piece]

         Lazard High
           Yield        MLHY
          Portfolio   Master II
        -----------   ---------
1/2/98      10000       10000
Jan-98      10222.3     10159.4
Feb-98      10473.7     10200.5
Mar-98      10715.9     10297.5
Apr-98      10848       10341.6
May-98      10849.7     10403.8
Jun-98      10879       10457.6
Jul-98      10969.3     10524.2
Aug-98      10353.9     9992.92
Sep-98      10147.8     10018.9
Oct-98      9801.8      9805
Nov-98      10227.2     10313.7
Dec-98      10290       10295.2
Jan-99      10421.1     10434.1
Feb-99      10484       10363.1
Mar-99      10604.1     10483.6
Apr-99      10774.3     10675.4
May-99      10661.8     10577.7
Jun-99      10652.2     10551.6
Jul-99      10624.5     10565.3
Aug-99      10448.2     10453.3
Sep-99      10377.1     10411.5
Oct-99      10311.4     10355.3
Nov-99      10522.8     10490.2
Dec-99      10592.8     10553.6
Jan-00      10550       10513.2
Feb-00      10593.2     10535.7
Mar-00      10370.8     10381
Apr-00      10273.3     10381.1
May-00      10122.8     10250.6
Jun-00      10234.2     10448.8


LAZARD INTERNATIONAL FIXED-INCOME PORTFOLIO

Lazard International Fixed-Income Portfolio seeks maximum total return from a combination of capital appreciation and current income. The Portfolio invests primarily in non-U.S. fixed-income securities of varying maturities. The Portfolio typically invests more than half of its total assets in corporate bonds, mortgage-related securities and asset-backed securities and typically invests less than half of its total assets in foreign government obligations.


        COMPARISON OF $10,000 INVESTMENT IN THE INSTITUTIONAL SHARES OF
                LAZARD INTERNATIONAL FIXED-INCOME PORTFOLIO AND
                   SALOMON WORLD GOVERNMENT BOND INDEX EX-US

[Table below represents line chart in its printed piece]

          Lazard
        International
        Fixed-Income     SWGBI
         Portfolio       Ex-US
        -----------    -----------
11/8/91  10000          10000
         10036.5        10156
         10394.5        10684.1
         10093          10495
         10106.3        10436.2
         9966.71        10325.6
         10027.9        10398.9
         10311.9        10718.2
         10507          11018.3
         10664.4        11275
         10974.1        11590.7
         10958.8        11706.6
         10712.4        11388.2
         10536          11207.1
Dec-92   10606          11274.4
         10780.4        11428.8
         10985.4        11656.2
         11184.5        11945.3
         11550.9        12303.7
         11746.6        12527.6
         11625.3        12293.4
         11657.8        12302
         12045.5        12739.9
         12228.9        12955.2
         12212.1        12895.6
         12132.2        12836.3
Dec-93   12267.5        12978.8
         12353.8        13034.6
         12323.5        13071.1
         12412.5        13230.5
         12389.6        13316.5
         12309.3        13136.8
         12613.9        13454.7
         12603.2        13489.7
         12505.1        13411.4
         12749          13677
         13068.7        14029.8
         12838.6        13747.8
Dec-94   12779.1        13754.7
         12966.2        14054.6
         13374.6        14452.3
         14465.5        15740.2
         14872.2        16077.1
         15226.3        16428.3
         15311.4        16510
         15316          16597.4
         14508.6        15648.4
         14894.1        16110
         14998.8        16161.5
         15108.8        16302.9
Dec-95   15255.6        16444.5
         14986.2        16081.1
         15010.8        16127.2
         15014.5        16166.9
         15035.6        16134.5
         15090.4        16143.4
         15176.4        16233.8
         15569.4        16681.9
         15659.9        16793.7
         15684.6        16761.7
         15935.7        17045
         16132.2        17240.3
Dec-96   16097.2        17118.3
         15456.4        16422.6
         15337.2        16232.1
         15190.8        16128.2
         14886.4        15800.8
         15387          16382.3
         15580.3        16583.8
         15203.8        16151
         15175          16223.6
         15550          16617.9
         15729          16990.1
         15405.9        16555.2
Dec-97   15199.7        16388
         15267.3        16499.4
         15514.1        16732
         15269.2        16456
         15603.5        16818
         15492          16791.1
         15459.5        16730.6
         15507.4        16750.7
         15443.8        17209.7
         16339.5        18338.6
         16949          19165.7
         16740.5        18775.2
Dec-98   17205.9        19304
         17076.9        19001.1
         16482.8        18334.8
         16530.6        18370
         16514.2        18342.3
         16192.2        17972.5
         15853.3        17544.8
         16370.1        18160.6
         16441.6        18276.9
         16703.1        18617.5
         16751.5        18597.1
         16572.3        18342.3
Dec-99   16703.5        18324.7
         16047.1        17772.5
         15849.7        17495.8
         16342.6        18111.7
         15619.5        17320.2
         15783.5        17496.8
Jun-00   16129.6        17967.6


    PAST PERFORMANCE IS NOT INDICATIVE, NOR A GUARANTEE, OF FUTURE RESULTS.

================================================================================
THE LAZARD FUNDS, INC.
GROWTH CHARTS (CONTINUED)

--------------------------------------------------------------------------------
LAZARD STRATEGIC YIELD PORTFOLIO

Lazard Strategic Yield Portfolio seeks total return from a combination of capital appreciation and current income. The Portfolio invests primarily in a wide variety of U.S. and non-U.S. fixed-income securities. The Portfolio typically invests approximately half of its total assets in investment grade corporate bonds, mortgage-related securities and asset-backed securities. The Portfolio typically invests approximately half of its total assets in fixed-income securities rated below investment grade ("junk bonds"), emerging markets securities, structured notes, and local currency-denominated bonds. Structured notes are securities that provide cash flows based on the movements of underlying variables, such as exchange rates or interest rates.


        COMPARISON OF $10,000 INVESTMENT IN THE INSTITUTIONAL SHARES OF LAZARD STRATEGIC YIELD PORTFOLIO AND ONE MONTH LIBOR USD FIXED INDEX

           [Table below represents line chart in its printed piece]

         Lazard       One Month
    Strategic Yield    LIBOR
       Portfolio      USD Fixed
    ---------------   ----------
10/1/91  10000        10000
         10359.8      10041.8
         10493.2      10084.2
Dec-91   10212.9      10119.7
         10133.8      10154.3
         10298.7      10189.6
         10421.4      10225
         10420.1      10257.9
         10536.4      10291.5
         10640.3      10324.6
         10841.5      10353.1
         10955.8      10382.7
         11071.4      10409.8
         10596.5      10437.6
         10594        10473.9
Dec-92   10821.1      10502.3
         11106.5      10529.2
         11322.1      10556.8
         11506        10584.3
         11516.1      10611.5
         11617.2      10639.8
         11928        10667.6
         12086        10695.4
         12184.6      10723.4
         12172.4      10751.5
         12354.4      10779.6
         12391.5      10811.1
Dec-93   12508.8      10840
         12759.9      10867.8
         12574.3      10899.6
         12322        10932.5
         12151.3      10968.3
         12146.9      11007.6
         12057        11048.5
         12191.7      11089.2
         12357.7      11133.3
         12288.5      11179.1
         12258.5      11225.1
         12315.9      11280.3
Dec-94   12216.5      11335.2
         12206.5      11391.2
         12267.8      11447.8
         12329.6      11504.7
         12613.8      11561.3
         12959.5      11618.1
         13033.5      11675.8
         13135.4      11731.6
         13276.8      11787.6
         13399.8      11843.8
         13492.7      11899.9
         13663.8      11957.6
Dec-95   13873.3      12012.9
         14155.6      12066
         14102.5      12118.2
         14205.9      12171.8
         14340.3      12225
         14478.1      12279.1
         14643        12333.7
         14732.3      12388.2
         14891.4      12443
         15216.8      12498
         15387        12552.6
         15619.5      12609.4
Dec-96   15780.6      12665.8
         15977.1      12721.8
         16135.3      12778
         16052.2      12837.1
         16140.6      12896.4
         16338.9      12956
         16499.2      13015.8
         16611.4      13075.3
         16526.9      13135.4
         16702.1      13195.8
         16487.4      13256.1
         16582.4      13320.3
Dec-97   16618.3      13382.2
         16761.2      13443.4
         16926.1      13505.5
         17145.9      13567.9
         17241.6      13630.2
         17234.2      13692.9
         17199.7      13755.8
         17423.3      13819
         16550.4      13882.5
         16550.4      13942.9
         16326.3      14002.5
         16644.7      14066.5
Dec-98   16742.1      14124.4
         16901.1      14181.2
         16942.3      14238.3
         17112.6      14295.6
         17341        14352.6
         17191.9      14410.3
         17301.4      14469.4
         17249.5      14530.2
         17160.7      14593.7
         17122.1      14657.9
         17179.3      14722.6
         17371.3      14799.8
Dec-99   17564.2      14869.9
         17550.1      14940.8
         17723.8      15011.6
         17760.4      15086.7
         17738.3      15162.4
         17645.4      15244
Jun-00   17791.3      15328.3


    PAST PERFORMANCE IS NOT INDICATIVE, NOR A GUARANTEE, OF FUTURE RESULTS.

================================================================================
THE LAZARD FUNDS, INC.
PERFORMANCE TABLE

--------------------------------------------------------------------------------


                                                      AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED JUNE 30, 2000
                                                 ----------------------------------------------------------------------
                                                                          INSTITUTIONAL SHARES
                                                 ----------------------------------------------------------------------
                                                      ONE            THREE          FIVE          TEN          SINCE
                                                      YEAR           YEAR           YEAR          YEAR       INCEPTION*
                                                 -------------   ------------   -----------   -----------   -----------
Lazard Equity Portfolio                              (9.22)%          8.33%         15.16%        14.33%        13.22%
Standard & Poor's 500 Index**                          7.24%         19.66%         23.80%        17.80%        16.12%
Standard & Poor's BARRA Value Index**                (5.11)%         11.43%         17.72%        14.95%        13.69%
Russell 1000 Value Index**                           (8.92)%         10.94%         17.78%        15.24%        13.89%

Lazard Mid Cap Portfolio                             (0.56)%            --             --            --          6.00%
Russell Midcap Index**                                12.64%            --             --            --         13.84%
Russell Midcap Value Index**                         (7.91)%            --             --            --          3.67%

Lazard Small Cap Portfolio                           (4.54)%          0.52%          8.86%           --         13.91%
Russell 2000 Index**                                  14.32%         10.57%         14.27%           --         14.26%
Russell 2000 Value Index**                           (0.94)%          3.84%         11.70%           --         14.18%

Lazard Global Equity Portfolio                         2.96%         10.29%            --            --         13.61%
MSCI World Index**                                    12.19%         14.95%            --            --         16.38%

Lazard International Equity Portfolio                 12.42%         11.02%         14.14%           --         11.39%
MSCI EAFE Index**                                     17.16%         10.19%         11.33%           --          9.57%

Lazard International Small Cap Portfolio              19.63%          8.59%         10.15%           --          8.21%
MSCI EAFE Small Cap Index**                           10.72%        (1.44)%          0.40%           --          1.93%

Lazard Emerging Markets Portfolio                     11.67%        (7.30)%          4.30%           --          2.04%
MSCI Emerging Markets (Free) Index**                   9.47%        (4.96)%          0.99%           --          0.28%

Lazard Bond Portfolio                                  2.86%          4.23%          5.10%           --          5.73%
Lehman Intermediate Gov't/Corp. Bond Index**           4.23%          5.63%          5.82%           --          6.48%

Lazard High Yield Portfolio                          (3.92)%            --             --            --          0.93%
Merrill Lynch High Yield Master II Index**           (0.97)%            --             --            --          1.78%

Lazard International Fixed-Income Portfolio+           1.75%          1.16%          1.05%           --          5.67%
Salomon World Government Bond Index Ex-US+**           2.41%          2.71%          1.71%           --          7.00%

Lazard Strategic Yield Portfolio                       2.83%          2.55%          6.42%           --          6.81%
One Month LIBOR USD Fixed Index**                      5.93%          5.60%          5.59%           --          5.00%

NOTES TO PERFORMANCE TABLE

* Performance is measured for Lazard Equity Portfolio from: June 1, 1987--Institutional, February 5, 1997--Open; Lazard Mid Cap Portfolio from:
  November 4, 1997--Institutional, November 4, 1997--Open; Lazard Small Cap Portfolio from: October 30, 1991--Institutional, January 30, 1997--Open; Lazard Global Equity Portfolio from: January 4, 1996--Institutional, January 30, 1997--Open; Lazard International Equity Portfolio from: October 29, 1991--Institutional, January 23, 1997--Open; Lazard International Small Cap Portfolio from: December 1, 1993--Institutional, February 13, 1997--Open; Lazard Emerging Markets Portfolio from: July 15, 1994--Institutional, January 8, 1997--Open; Lazard Bond Portfolio from: November 12, 1991--Institutional, March 5, 1997--Open; Lazard High Yield Portfolio from: January 2, 1998--Institutional, February 24, 1998--Open; Lazard International Fixed-Income Portfolio from: November 8, 1991--Institutional, January 8, 1997--Open; Lazard Strategic Yield Portfolio from: October 1, 1991--Institutional, January 23, 1997--Open.

  The performance for the relevant indices are for the comparable period. Portfolio returns are net of fees and assume reinvestment of all dividends and distributions, if any. Certain expenses of a Portfolio may have been waived and/or reimbursed by the Investment Manager and/or the Administrator; without such waiver/reimbursement of expenses, the Portfolio's total return would have been lower.

  Past performance is not indicative, nor a guarantee, of future results; the investment return and principal value of each Portfolio of The Lazard Funds, Inc. (the "Fund") will fluctuate, so that an investor's shares in a Portfolio, when redeemed, may be worth more or less than their original cost. Within the longer periods illustrated there may have been short-term fluctuations, counter to the overall trend of investment results, and no single period of any length may be taken as typical of what may be expected in future periods.

+ Effective  January 1, 1993,  the Portfolio is measured by the index "excluding
  U.S." Performance of the index "Since Inception" is a blended return of the index "including U.S." and the index "excluding U.S." for the applicable periods.

                     See additional footnotes on next page.

================================================================================
THE LAZARD FUNDS, INC.
PERFORMANCE TABLE (CONTINUED)

--------------------------------------------------------------------------------


                                                         CUMULATIVE TOTAL RETURNS FOR PERIODS ENDED JUNE 30, 2000
                                                 -------------------------------------------------------------------------
                                                                           INSTITUTIONAL SHARES
                                                 -------------------------------------------------------------------------
                                                      ONE            THREE           FIVE            TEN          SINCE
                                                      YEAR            YEAR           YEAR           YEAR        INCEPTION*
                                                 -------------   -------------   ------------   ------------   -----------
Lazard Equity Portfolio                               (9.22)%         27.13%         102.54%        281.64%       407.30%
Standard & Poor's 500 Index**                           7.24%         71.34%         190.80%        414.52%       606.65%
Standard & Poor's BARRA Value Index**                 (5.11)%         38.37%         126.04%        302.88%       436.11%
Russell 1000 Value Index**                            (8.92)%         36.55%         126.65%        313.15%       448.03%

Lazard Mid Cap Portfolio                              (0.56)%            --              --             --         16.74%
Russell Midcap Index**                                 12.64%             --             --             --         41.07%
Russell Midcap Value Index**                          (7.91)%            --              --             --         10.04%

Lazard Small Cap Portfolio                            (4.54)%          1.58%          52.87%            --        209.07%
Russell 2000 Index**                                   14.32%         35.19%          94.83%            --        217.40%
Russell 2000 Value Index**                            (0.94)%         11.97%          73.92%            --        215.59%

Lazard Global Equity Portfolio                          2.96%         34.17%             --             --         77.31%
MSCI World Index**                                     12.19%         51.87%             --             --         97.66%

Lazard International Equity Portfolio                  12.42%         36.82%          93.76%            --        154.65%
MSCI EAFE Index**                                      17.16%         33.78%          71.00%            --        120.72%

Lazard International Small Cap Portfolio               19.63%         28.04%          62.17%            --         68.05%
MSCI EAFE Small Cap Index**                            10.72%        (4.27)%           2.03%            --         13.41%

Lazard Emerging Markets Portfolio                      11.67%       (20.35)%          23.43%            --         12.82%
MSCI Emerging Markets (Free) Index**                    9.47%       (14.17)%           5.04%            --          1.67%

Lazard Bond Portfolio                                   2.86%         13.24%          28.24%            --         62.14%
Lehman Intermediate Gov't/Corp. Bond Index**            4.23%         17.87%          32.70%            --         72.32%

Lazard High Yield Portfolio                           (3.92)%            --              --             --          2.34%
Merrill Lynch High Yield Master II Index**            (0.97)%            --              --             --          4.49%

Lazard International Fixed-Income Portfolio+            1.75%          3.53%           5.35%            --         61.30%
Salomon World Government Bond Index Ex-US+**            2.41%          8.35%           8.83%            --         79.68%

Lazard Strategic Yield Portfolio                        2.83%          7.84%          36.50%            --         77.91%
One Month LIBOR USD Fixed Index**                       5.93%         17.76%          31.28%            --         53.28%

** The performance  data of the indices have been prepared from sources and data that the Investment Manager believes to be reliable, but no representation is made as to their accuracy. These indices are unmanaged and have no fees or costs. The S&P 500 Index is a market capitalization-weighted index of 500 common stocks, designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The S&P BARRA Value Index is a capitalization-weighted index of all the stocks in the S&P 500 Index that have low price-to-book ratios. The Russell 1000 Value Index measures the performance of those Russell 1000 Index (consisting of the 1,000 largest U.S. companies by capitalization) companies with lower price-to-book ratios and lower forecasted growth values. The Russell Midcap Index measures the performance of the 800 smallest companies in the Russell 1000 Index. The Russell Midcap Value Index measures the performance of those Russell Midcap Index companies with lower price-to-book ratios and lower forecasted growth values. The Russell 2000 Index is composed of the 2,000 smallest U.S. companies included in the Russell 3000 Index. The Russell 2000 Value Index measures the performance of those Russell 2000 Index companies with lower price-to-book ratios and lower forecasted growth values. The Morgan Stanley Capital International (MSCI) World Index represents market value-weighted average returns of selected securities listed on the stock exchanges of Europe, Australia, the Far East ("EAFE"), New Zealand, Canada and the United States. The MSCI EAFE Index is a broadly diversified international index composed of equity securities of approximately 1,000 companies located outside the United States. The MSCI EAFE Small Cap Index is an arithmetic, market value-weighted average of the performance of securities of small cap companies listed on the stock exchanges of EAFE Index countries. The MSCI Emerging Markets (Free) Index is comprised of emerging market securities in countries open to non-local investors. The Lehman Intermediate Gov't/Corp. Bond Index is an index of U.S. Government and corporate bonds in the intermediate maturity range calculated by Lehman Brothers. The Merrill Lynch High Yield Master II Index provides a broad-based measure of the performance of the non-investment grade U.S. domestic bond market. The Salomon World Government Bond Index Ex-US is a market capitalization-weighted index of institutionally traded fixed rate non-U.S. dollar government bonds, fully hedged into U.S. dollars. The One Month London Interbank Offered Rate (LIBOR) USD Fixed Index is an average derived from sixteen quotations of the rate that banks dealing in Eurodollars charge each other for large loans, as provided by banks determined by the British Bankers Association.

This performance data is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

================================================================================
THE LAZARD FUNDS, INC.
PERFORMANCE TABLE (CONTINUED)

--------------------------------------------------------------------------------


                                                    AVERAGE ANNUAL TOTAL RETURNS               CUMULATIVE TOTAL RETURNS
                                                   FOR PERIODS ENDED JUNE 30, 2000          FOR PERIODS ENDED JUNE 30, 2000
                                               ---------------------------------------------------------------------------------
                                                                                  OPEN SHARES
                                               ---------------------------------------------------------------------------------
                                                     ONE         THREE        SINCE           ONE          THREE        SINCE
                                                     YEAR        YEAR       INCEPTION*       YEAR          YEAR       INCEPTION*
                                               ------------- ------------ ------------ ------------- -------------  ------------
Lazard Equity Portfolio                             (9.43)%       8.03%       10.28%        (9.43)%        26.07%        39.45%
Standard & Poor's 500 Index**                        7.24%       19.66%       22.86%          7.24%        71.34%       101.38%
Standard & Poor's BARRA Value Index**               (5.11)%      11.43%       13.46%        (5.11)%        38.37%        53.62%
Russell 1000 Value Index**                          (8.92)%      10.94%       13.21%        (8.92)%        36.55%        52.47%

Lazard Mid Cap Portfolio                            (0.96)%         --         5.64%        (0.96)%           --         15.67%
Russell Midcap Index**                               12.64%         --        13.84%         12.64%           --         41.06%
Russell Midcap Value Index**                        (7.91)%         --         3.67%        (7.91)%           --         10.04%

Lazard Small Cap Portfolio                          (4.79)%       0.24%        4.31%        (4.79)%         0.71%        15.49%
Russell 2000 Index**                                 14.32%      10.57%       11.74%         14.32%        35.19%        46.06%
Russell 2000 Value Index**                          (0.94)%       3.84%        7.15%        (0.94)%        11.97%        26.60%

Lazard Global Equity Portfolio                        2.73%      10.02%       13.49%          2.73%        33.17%        54.11%
MSCI World Index**                                   12.19%      14.95%       17.44%         12.19%        51.87%        73.18%

Lazard International Equity Portfolio                11.99%      10.65%       13.73%         11.99%        35.49%        55.63%
MSCI EAFE Index**                                    17.16%      10.19%       13.36%         17.16%        33.78%        53.93%

Lazard International Small Cap Portfolio             19.08%       8.21%        8.43%         19.08%        26.71%        31.45%
MSCI EAFE Small Cap Index**                          10.72%     (1.44)%        0.36%         10.72%       (4.27)%         1.22%

Lazard Emerging Markets Portfolio                    11.20%     (7.49)%      (1.27)%         11.20%      (20.82)%       (4.36)%
MSCI Emerging Markets (Free) Index**                  9.47%     (4.96)%      (0.04)%          9.47%      (14.17)%       (0.13)%

Lazard Bond Portfolio                                 2.50%       3.87%        4.22%          2.50%        12.05%        14.72%
Lehman Intermediate Gov't/Corp. Bond Index**          4.23%       5.63%        5.80%          4.23%        17.87%        20.61%

Lazard High Yield Portfolio                         (4.25)%         --       (1.41)%        (4.25)%          --         (3.28)%
Merrill Lynch High Yield Master II Index**          (0.97)%         --         0.98%        (0.97)%          --           2.33%

Lazard International Fixed-Income Portfolio           1.55%       0.89%        0.13%          1.55%         2.68%         0.45%
Salomon World Government Bond Index Ex-US**           2.41%       2.71%        1.40%          2.41%         8.35%         4.97%

Lazard Strategic Yield Portfolio                      2.45%       2.10%        2.79%          2.45%         6.44%         9.94%
One Month LIBOR USD Fixed Index**                     5.93%       5.60%        5.61%          5.93%        17.76%        20.64%

================================================================================
THE LAZARD FUNDS, INC.
PORTFOLIO OF INVESTMENTS
JUNE 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------


DESCRIPTION                                   SHARES               VALUE
--------------------------------------------------------------------------------
LAZARD EQUITY PORTFOLIO
COMMON STOCKS--99.0%
AEROSPACE & DEFENSE--2.0%
 Honeywell International, Inc. ........        44,500       $1,499,094
 United Technologies Corp. ............        83,400        4,910,175
                                                            ----------
                                                             6,409,269
                                                            ----------
ALUMINUM--1.2%
 Alcoa, Inc. ..........................       126,200        3,659,800
                                                            ----------
AUTOMOTIVE--1.8%
 Ford Motor Co. .......................        81,200        3,491,600
 General Motors Corp. .................        34,446        2,000,021
 Visteon Corp. (a) ....................        10,631          128,910
                                                            ----------
                                                             5,620,531
                                                            ----------
BANKING & FINANCIAL SERVICES--15.9%
 Bank of America Corp. ................       118,150        5,080,450
 Chase Manhattan Corp. ................       165,336        7,615,789
 Citigroup, Inc. ......................       146,923        8,852,111
 Federal National Mortgage
  Association .........................        53,000        2,765,938
 FleetBoston Financial Corp. ..........       129,000        4,386,000
 Mellon Financial Corp. ...............       160,400        5,844,575
 Morgan Stanley Dean Witter & Co. .....        70,400        5,860,800
 The Hartford Financial Services
  Group, Inc. .........................        85,500        4,782,656
 Wells Fargo Co. ......................       140,000        5,425,000
                                                            ----------
                                                            50,613,319
                                                            ----------
BREWERY--1.5%
 Anheuser-Busch Companies, Inc. .......        65,700        4,906,969
                                                            ----------
BROADCASTING--0.4%
 Comcast Corp., Class A (a) ...........        32,800        1,328,400
                                                            ----------
CHEMICALS & PLASTICS--0.5%
 Du Pont (E.I.) de Nemours & Co. ......        36,400        1,592,500
                                                            ----------
COMPUTER SOFTWARE--2.5%
 Microsoft Corp. (a) ..................        98,200        7,856,000
                                                            ----------
COMPUTERS & BUSINESS EQUIPMENT--9.2%
 Compaq Computer Corp. ................       198,900        5,084,381
 Hewlett-Packard Co. ..................        42,400        5,294,700
 International Business Machines
  Corp. ...............................        84,600        9,268,987
 Oracle Corp. (a) .....................        70,700        5,943,219
 Seagate Technology, Inc. (a) .........        21,800        1,199,000
 Xerox Corp. ..........................       117,900        2,446,425
                                                            ----------
                                                            29,236,712
                                                            ----------
CONGLOMERATES--0.9%
 Textron, Inc. ........................        52,500        2,851,406
                                                            ----------
COSMETICS & TOILETRIES--0.7%
 Gillette Co. .........................        64,300        2,246,481
                                                            ----------
DIVERSIFIED--3.9%
 Minnesota Mining &
  Manufacturing Co. ...................        55,900        4,611,750
 PPG Industries, Inc. .................        56,100        2,485,931
 Tyco International, Ltd. .............       111,600        5,287,050
                                                            ----------
                                                            12,384,731
                                                            ----------
DRUGS & HEALTH CARE--13.1%
 American Home Products Corp. .........       145,900        8,571,625
 Baxter International, Inc. ...........        45,600        3,206,250
 Bristol-Myers Squibb Co. .............       110,300        6,424,975
 Johnson & Johnson ....................        40,700        4,146,312
 Merck & Company, Inc. ................       131,800       10,099,175
 Pharmacia Corp. ......................        80,801        4,176,402
 Schering-Plough Corp. ................        97,500        4,923,750
                                                            ----------
                                                            41,548,489
                                                            ----------
ELECTRONICS--5.3%
 Intel Corp. ..........................        89,900       12,018,506
 Motorola, Inc. .......................        42,400        1,232,250
 Texas Instruments, Inc. ..............        51,000        3,503,063
                                                            ----------
                                                            16,753,819
                                                            ----------
FOOD & BEVERAGES--3.8%
 H.J. Heinz Co. .......................        74,600        3,263,750
 Hershey Foods Corp. ..................        36,700        1,779,950
 PepsiCo, Inc. ........................       160,500        7,132,219
                                                            ----------
                                                            12,175,919
                                                            ----------
HOTELS & RESTAURANTS--1.0%
 McDonald's Corp. .....................        99,600        3,280,575
                                                            ----------
HOUSEHOLD PRODUCTS--1.2%
 Procter & Gamble Co. .................        66,700        3,818,575
                                                            ----------
INDUSTRIAL & MACHINERY--1.0%
 Ingersoll-Rand Co. ...................        77,100        3,103,275
                                                            ----------
INSURANCE--0.7%
 Allstate Corp. .......................        93,798        2,087,006
                                                            ----------
LEISURE/ENTERTAINMENT--1.1%
 The Walt Disney Co. ..................        88,200        3,423,263
                                                            ----------
MULTIMEDIA--1.5%
 Gannett Company, Inc. ................        39,800        2,380,537
 Time Warner, Inc. ....................        32,800        2,492,800
                                                            ----------
                                                             4,873,337
                                                            ----------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
12

================================================================================
THE LAZARD FUNDS, INC.
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------


DESCRIPTION                                         SHARES               VALUE
--------------------------------------------------------------------------------
LAZARD EQUITY PORTFOLIO (CONTINUED)
OIL & GAS--7.2%
 Chevron Corp. ..............................         60,700       $  5,148,119
 Coastal Corp. ..............................         62,100          3,780,338
 Conoco, Inc., Class B ......................        143,574          3,526,536
 Exxon Mobil Corp. ..........................         82,764          6,496,974
 Texaco, Inc. ...............................         73,300          3,903,225
                                                                   ------------
                                                                     22,855,192
                                                                   ------------
PAPER PRODUCTS--2.3%
 International Paper Co. ....................         84,100          2,507,231
 Kimberly-Clark Corp. .......................         85,612          4,911,989
                                                                   ------------
                                                                      7,419,220
                                                                   ------------
PETROLEUM EQUIPMENT & SERVICES--1.3%
 Halliburton Co. ............................         20,200            953,188
 Schlumberger Ltd. ..........................         41,000          3,059,625
                                                                   ------------
                                                                      4,012,813
                                                                   ------------
PHOTOGRAPHY--0.8%
 Eastman Kodak Co. ..........................         41,600          2,475,200
                                                                   ------------
PUBLISHING--0.7%
 New York Times Co. .........................         58,500          2,310,750
                                                                   ------------
RETAIL--3.7%
 Federated Department Stores, Inc. (a)                84,700          2,858,625
 Lowe's Companies, Inc. .....................         51,400          2,110,612
 Target Corp. ...............................         71,200          4,129,600
 The Gap, Inc. ..............................         83,700          2,615,625
                                                                   ------------
                                                                     11,714,462
                                                                   ------------
SERVICES--1.6%
 First Data Corp. ...........................        104,400          5,180,850
                                                                   ------------
TELECOMMUNICATIONS--12.2%
 Alcatel SA ADR .............................         80,600          5,359,900
 AT&T Corp. .................................        144,300          4,563,487
 AT&T Wireless Group (a) ....................        145,200          4,047,450
 Bell Atlantic Corp. ........................        154,000          7,825,125
 Lucent Technologies, Inc. ..................        112,000          6,636,000
 SBC Communications, Inc. ...................        237,279         10,262,317
                                                                   ------------
                                                                     38,694,279
                                                                   ------------
TOTAL COMMON STOCKS
 (Identified cost $288,678,803) .............                       314,433,142
                                                                   ------------

                                                  PRINCIPAL
                                                   AMOUNT
                                                    (000)
                                                  ----------
REPURCHASE AGREEMENT--3.2%
 State Street Bank and Trust Company,
  6.40%, 07/03/00, (Dated 06/30/00,
  collateralized by $10,240,000
  United States Treasury Note,
  6.25%, 01/31/02, with a value
  of $10,470,400)
  (Identified cost $10,262,000)..............      $  10,262         10,262,000
                                                                   ------------
TOTAL INVESTMENTS
 (Identified cost $298,940,803) (b) .........          102.2%      $324,695,142
LIABILITIES IN EXCESS OF CASH AND
  OTHER ASSETS ..............................           (2.2)        (6,935,874)
                                                  ----------       ------------
NET ASSETS ..................................          100.0%      $317,759,268
                                                  ==========       ============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
                                                                              13

================================================================================
THE LAZARD FUNDS, INC.
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------


DESCRIPTION                                     SHARES          VALUE
--------------------------------------------------------------------------------
LAZARD MID CAP PORTFOLIO
COMMON STOCKS--97.8%
AEROSPACE & DEFENSE--0.3%
 The B.F. Goodrich Co. .......................  2,300    $  78,344
                                                         ---------
AUTO PARTS--2.4%
 Borg-Warner Automotive, Inc. ................  8,600      302,075
 Delphi Automotive Systems Corp. ............. 21,600      314,550
                                                         ---------
                                                           616,625
                                                         ---------
BANKING & FINANCIAL SERVICES--10.2%
 Capital One Financial Corp. .................  8,100      361,462
 Comerica, Inc. .............................. 12,200      547,475
 Franklin Resources, Inc. .................... 17,000      516,375
 North Fork Bancorporation, Inc. ............. 41,150      622,394
 Paine Webber Group, Inc. ....................  2,900      131,950
 SouthTrust Corp. ............................ 21,200      479,650
                                                         ---------
                                                         2,659,306
                                                         ---------
BREWERY--2.7%
 Adolph Coors Co., Class B ................... 11,700      707,850
                                                         ---------
BROADCASTING--1.2%
 USA Networks, Inc. (a) ...................... 14,500      313,563
                                                         ---------
BUSINESS SERVICES AND SUPPLIES--7.1%
 Acxiom Corp. (a) ............................ 14,800      403,300
 Gartner Group, Inc., Class A ................ 38,500      462,000
 J.D. Edwards & Co. (a) ...................... 29,700      447,356
 Sabre Holdings Corp., Class A ............... 18,500      527,250
                                                         ---------
                                                         1,839,906
                                                         ---------
CABLE TELEVISION OPERATOR--1.1%
 Cablevision Systems Corp.,
  Class A (a) ................................  4,300      291,863
                                                         ---------
CHEMICALS & PLASTICS--1.1%
 Eastman Chemical Co. ........................  6,100      291,275
                                                         ---------
COMMUNICATION SERVICES--2.7%
 At Home Corp. (a) ........................... 20,400      423,300
 Western Wireless Corp., Class A .............  5,200      283,400
                                                         ---------
                                                           706,700
                                                         ---------
COMPUTER SOFTWARE--2.5%
 Autodesk, Inc. .............................. 12,800      444,000
 Intuit, Inc. (a) ............................  4,800      198,600
                                                         ---------
                                                           642,600
                                                         ---------
COMPUTERS & BUSINESS EQUIPMENT--10.8%
 Ceridian Corp. (a) .......................... 31,800      765,187
 Diebold, Inc. ............................... 17,900      498,963
 Electronics for Imaging, Inc. (a) ........... 17,300      437,906
 NCR Corp. (a) ............................... 14,200      552,913
 Seagate Technology, Inc. (a) ................  9,300      511,500
 StorageNetworks, Inc. (a) ...................    500       45,125
                                                         ---------
                                                         2,811,594
                                                         ---------
CONGLOMERATES--2.4%
 Textron, Inc. ............................... 11,400      619,162
                                                         ---------
CONTAINERS--0.9%
 Sealed Air Corp. (a) ........................  4,400      230,450
                                                         ---------
COSMETICS & TOILETRIES--1.9%
 Avon Products, Inc. ......................... 11,000      489,500
                                                         ---------
DIVERSIFIED--2.4%
 PPG Industries, Inc. ........................ 10,800      478,575
 SPX Corp. (a) ...............................  1,300      157,219
                                                         ---------
                                                           635,794
                                                         ---------
DRUGS & HEALTH CARE--3.7%
 Biogen, Inc. (a) ............................  1,800      116,100
 Genzyme Corp. (a) ...........................  6,500      386,344
 Watson Pharmaceuticals, Inc. (a) ............  8,400      451,500
                                                         ---------
                                                           953,944
                                                         ---------
ELECTRONICS--4.8%
 Amphenol Corp., Class A (a) .................  5,600      370,650
 KEMET Corp. (a) .............................  8,200      205,513
 LSI Logic Corp. (a) ......................... 12,300      665,737
                                                         ---------
                                                         1,241,900
                                                         ---------
FOOD & BEVERAGES--3.6%
 Keebler Foods Co. ...........................  6,300      233,887
 Nabisco Group Holdings Corp. ................  8,600      223,063
 Whitman Corp. ............................... 40,000      495,000
                                                         ---------
                                                           951,950
                                                         ---------
GAS & PIPELINE UTILITIES--1.7%
 Cooper Cameron Corp. (a) ....................  6,900      455,400
                                                         ---------
HOTELS & RESTAURANTS--1.9%
 Tricon Global Restaurants, Inc. (a) ......... 18,000      508,500
                                                         ---------
HOUSEHOLD APPLIANCES & HOME
  FURNISHINGS--2.7%
 Black & Decker Corp. ........................ 10,900      428,506
 Ethan Allen Interiors, Inc. ................. 11,150      267,600
                                                         ---------
                                                           696,106
                                                         ---------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
14

================================================================================
THE LAZARD FUNDS, INC.
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------


DESCRIPTION                                      SHARES            VALUE
--------------------------------------------------------------------------------
LAZARD MID CAP PORTFOLIO (CONTINUED)
INDUSTRIAL & MACHINERY--1.0%
 Ingersoll-Rand Co. ........................ 6,500          $   261,625
                                                            -----------
INSURANCE--5.8%
 Ace, Ltd. ................................. 17,300             484,400
 Ambac Financial Group, Inc. ............... 11,100             608,419
 Everest Re Group, Ltd. .................... 12,800             420,800
                                                            -----------
                                                              1,513,619
                                                            -----------
OIL & GAS--9.1%
 Baker Hughes, Inc. ........................ 4,600              147,200
 Coastal Corp. ............................. 10,200             620,925
 Devon Energy Corp. ........................ 7,900              443,881
 EOG Resources, Inc. ....................... 14,900             499,150
 Tidewater, Inc. ........................... 4,000              144,000
 USX-Marathon Group ........................ 21,300             533,831
                                                            -----------
                                                              2,388,987
                                                            -----------
PAPER PRODUCTS--3.9%
 Bowater, Inc. ............................. 8,900              392,712
 Consolidated Papers, Inc. ................. 16,800             614,250
                                                            -----------
                                                              1,006,962
                                                            -----------
PRINTING--0.4%
 Valassis Communications, Inc. (a) ......... 2,700              102,938
                                                            -----------
RETAIL--4.4%
 Borders Group, Inc. (a) ................... 24,300             378,169
 Saks, Inc. (a) ............................ 21,200             222,600
 Venator Group, Inc. (a) ................... 53,200             545,300
                                                            -----------
                                                              1,146,069
                                                            -----------
TELECOMMUNICATIONS--2.0%
 Harris Corp. .............................. 16,300             533,825
                                                            -----------
UTILITIES--3.1%
 Entergy Corp. ............................. 16,600             451,312
 GPU, Inc. ................................. 13,100             354,519
                                                            -----------
                                                                805,831
                                                            -----------
TOTAL COMMON STOCKS
 (Identified cost $25,442,640) .............                 25,502,188
                                                            -----------

                                             PRINCIPAL
                                               AMOUNT
                                               (000)
                                              ------
REPURCHASE AGREEMENT--2.1%
 State Street Bank and Trust Company,
  6.40%, 07/03/00, (Dated 06/30/00,
  collateralized by $545,000 United
  States Treasury Bond, 7.625%,
  02/15/07, with a value
  of $568,844)
  (Identified cost $554,000)................ $ 554              554,000
                                                            -----------
TOTAL INVESTMENTS
 (Identified cost $25,996,640) (b) .........  99.9%         $26,056,188
CASH AND OTHER ASSETS IN EXCESS
  OF LIABILITIES ...........................   0.1               22,243
                                             ------         -----------
NET ASSETS ................................. 100.0%         $26,078,431
                                             ======         ===========

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-===============================================================================
THE LAZARD FUNDS, INC.
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------


DESCRIPTION                                        SHARES               VALUE
--------------------------------------------------------------------------------
LAZARD SMALL CAP PORTFOLIO
COMMON STOCKS--95.5%
AEROSPACE & DEFENSE--0.2%
 AAR Corp. .................................        155,800      $1,869,600
                                                                 ----------
AIRLINES--0.7%
 Alaska Air Group, Inc. (a) ................        228,900       6,208,913
                                                                 ----------
AUTO PARTS--2.9%
 Borg-Warner Automotive, Inc. ..............        204,300       7,176,038
 Pennzoil-Quaker State Co. .................        996,600      12,021,487
 Tower Automotive, Inc. (a) ................        530,800       6,635,000
                                                                 ----------
                                                                 25,832,525
                                                                 ----------
BANKING & FINANCIAL SERVICES--5.7%
 Chittenden Corp. ..........................        201,500       4,924,156
 Cullen/Frost Bankers, Inc. ................        187,200       4,925,700
 Heller Financial, Inc. ....................        380,800       7,806,400
 Independence Community Bank
  Corp. ....................................        408,900       5,417,925
 Queens County Bancorp, Inc. ...............        364,445       6,719,455
 Southwest Bancorporation of Texas,
  Inc. (a) .................................        482,400      10,009,800
 Staten Island Bancorp, Inc. ...............        413,100       7,280,887
 Wilmington Trust Corp. ....................        103,600       4,428,900
                                                                 ----------
                                                                 51,513,223
                                                                 ----------
BREWERY--0.7%
 Adolph Coors Co., Class B .................         97,600       5,904,800
                                                                 ----------
BROADCASTING--0.3%
 Classic Communications, Inc.,
  Class A (a) ..............................        318,200       2,843,913
                                                                 ----------
BUILDING & CONSTRUCTION--1.8%
 Apogee Enterprises, Inc. ..................        212,100         748,978
 Dycom Industries, Inc. (a) ................        185,450       8,530,700
 Granite Construction, Inc. ................        161,000       3,944,500
 Insituform Technologies, Inc.,
  Class A (a) ..............................        112,700       3,056,988
                                                                 ----------
                                                                 16,281,166
                                                                 ----------
BUSINESS SERVICES & SUPPLIES--10.4%
 ACNielsen Corp. (a) .......................        467,500      10,285,000
 Acxiom Corp. (a) ..........................        336,700       9,175,075
 Affiliated Computer Services, Inc.,
  Class A (a) ..............................        107,400       3,550,913
 American Management Systems,
  Inc. (a) .................................        345,600      11,345,400
 CDI Corp. (a) .............................        342,200       6,972,325
 ChoicePoint, Inc. (a) .....................         80,800       3,595,600
 Gartner Group, Inc., Class A ..............        586,700       7,040,400
 Interim Services, Inc. (a) ................        229,100       4,066,525
 MAXIMUS, Inc. (a) .........................        254,700       5,635,237
 National Data Corp. .......................        223,400       5,138,200
 Tetra Tech, Inc. (a) ......................         37,000         818,188
 The BISYS Group, Inc. (a) .................         79,800       4,907,700
 The Profit Recovery Group
  International, Inc. (a) ..................        546,000       9,077,250
 The Standard Register Co. .................        193,100       2,751,675
 United Stationers, Inc. (a) ...............        297,500       9,631,562
                                                                 ----------
                                                                 93,991,050
                                                                 ----------
CHEMICALS & PLASTICS--2.2%
 Ferro Corp. ...............................        415,700       8,729,700
 H.B. Fuller Co. ...........................        171,000       7,791,187
 Minerals Technologies, Inc. ...............         76,500       3,519,000
                                                                 ----------
                                                                 20,039,887
                                                                 ----------
COMMUNICATION SERVICES--0.9%
 Brightpoint, Inc. (a) .....................        956,800       8,282,300
                                                                 ----------
COMPUTER SERVICES--0.6%
 Answerthink, Inc. (a) .....................         97,900       1,627,588
 Dendrite International, Inc. (a) ..........        118,200       3,937,537
                                                                 ----------
                                                                  5,565,125
                                                                 ----------
COMPUTER SOFTWARE--0.7%
 Transaction Systems Architects, Inc.,
  Class A (a) ..............................        388,500       6,653,063
                                                                 ----------
COMPUTERS & BUSINESS EQUIPMENT--9.1%
 Bell & Howell Co. (a) .....................        419,000      10,160,750
 Black Box Corp. (a) .......................         65,900       5,217,427
 Diebold, Inc. .............................        257,700       7,183,387
 Electronics for Imaging, Inc. (a) .........        217,000       5,492,813
 Mentor Graphics Corp. (a) .................        624,300      12,407,962
 Micron Electronics, Inc. (a) ..............        599,000       7,487,500
 Paradyne Networks, Inc. (a) ...............        153,600       5,001,600
 Quantum Corporation-
  Hard Disk Drive (a) ......................      1,173,200      12,978,525
 RadiSys Corp. (a) .........................        151,300       8,586,275
 Storage Technology Corp. (a) ..............        380,000       4,156,250
 Tektronix, Inc. ...........................         46,800       3,463,200
                                                                 ----------
                                                                 82,135,689
                                                                 ----------
CONTAINERS--0.7%
 Packaging Corp. of America (a) ............        656,100       6,643,013
                                                                 ----------
DRUGS & HEALTH CARE--3.4%
 AmeriSource Health Corp.,
  Class A (a) ..............................        351,400      10,893,400

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
16

================================================================================
THE LAZARD FUNDS, INC.
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

DESCRIPTION                                SHARES        VALUE
--------------------------------------------------------------------------------
LAZARD SMALL CAP PORTFOLIO (CONTINUED)
 Apria Healthcare Group, Inc. (a) ........ 566,100    $ 6,934,725
 Enzon, Inc. (a) ......................... 129,900      5,520,750
 Hooper Holmes, Inc. ..................... 232,400      1,859,200
 West Pharmaceutical Services, Inc. ...... 264,868      5,727,770
                                                      -----------
                                                       30,935,845
                                                      -----------
EDUCATION--0.8%
 DeVry, Inc. (a) ......................... 127,600      3,373,425
 ITT Educational Services, Inc. (a) ...... 245,300      4,308,081
                                                      -----------
                                                        7,681,506
                                                      -----------
ELECTRICAL EQUIPMENT--1.3%
 Anixter International, Inc. (a) ......... 218,800      5,798,200
 Belden, Inc. ............................ 218,120      5,589,325
                                                      -----------
                                                       11,387,525
                                                      -----------
ELECTRONICS--3.1%
 AMETEK, Inc. ............................ 491,400      8,599,500
 General Semiconductor, Inc. (a) ......... 330,000      4,867,500
 KEMET Corp. (a) ......................... 218,700      5,481,169
 Sensormatic Electronics Corp. (a) ....... 584,000      9,234,500
                                                      -----------
                                                       28,182,669
                                                      -----------
FOOD & BEVERAGES--4.0%
 American Italian Pasta Co., Class A
  (a) .................................... 310,900      6,431,744
 Flowers Industries, Inc. ................ 626,700     12,494,831
 Ralcorp Holdings, Inc. (a) .............. 642,300      7,868,175
 Whitman Corp. ........................... 794,400      9,830,700
                                                      -----------
                                                       36,625,450
                                                      -----------
GAS EXPLORATION--1.0%
 Barrett Resources Corp. (a) ............. 283,600      8,632,075
                                                      -----------
HOMEBUILDERS--2.5%
 Kaufman & Broad Home Corp. .............. 417,200      8,265,775
 Toll Brothers, Inc. (a) ................. 705,300     14,458,650
                                                      -----------
                                                       22,724,425
                                                      -----------
HOTELS & RESTAURANTS--1.8%
 Lone Star Steakhouse & Saloon, Inc.       472,900      4,788,113
 Morton's Restaurant Group, Inc. (a) ..... 296,700      6,379,050
 Prime Hospitality Corp. (a) ............. 511,500      4,827,281
                                                      -----------
                                                       15,994,444
                                                      -----------
HOUSEHOLD APPLIANCES & HOME
  FURNISHINGS--4.6%
 Bassett Furniture Industries, Inc. ...... 373,400      4,714,175
 Ethan Allen Interiors, Inc. ............. 342,200      8,212,800
 Furniture Brands International,
  Inc. (a) ............................... 777,600     11,761,200
 Harman International Industries, Inc.     274,000     16,714,000
                                                      -----------
                                                       41,402,175
                                                      -----------
INDUSTRIAL & MACHINERY--3.8%
 JLG Industries, Inc. .................... 768,900      9,130,687
 Regal-Beloit Corp. ...................... 761,300     12,228,381
 Roper Industries, Inc. .................. 257,800      6,606,125
 Snap-on, Inc. ........................... 250,300      6,664,238
                                                      -----------
                                                       34,629,431
                                                      -----------
INSURANCE--3.0%
 Arthur J. Gallagher & Co. ............... 228,800      9,609,600
 Everest Re Group, Ltd. .................. 253,500      8,333,813
 Radian Group, Inc. ...................... 171,071      8,852,924
                                                      -----------
                                                       26,796,337
                                                      -----------
MANUFACTURING--1.5%
 Crane Co. ............................... 246,810      6,000,568
 Federal Signal Corp. .................... 465,700      7,684,050
                                                      -----------
                                                       13,684,618
                                                      -----------
MEDICAL PRODUCTS--4.1%
 INAMED Corp. (a) ........................ 230,400      8,438,400
 Invacare Corp. .......................... 594,800     15,613,500
 STERIS Corp. (a) ........................ 600,000      5,325,000
 Varian Medical Systems, Inc. (a) ........ 198,600      7,770,225
                                                      -----------
                                                       37,147,125
                                                      -----------
MEDICAL SERVICES--0.4%
 MedQuist, Inc. (a) ...................... 120,102      4,083,468
                                                      -----------
MEDICAL SUPPLIES--1.2%
 DENTSPLY International, Inc. ............ 339,800     10,470,087
                                                      -----------
MULTIMEDIA--0.5%
 The Ackerley Group, Inc. ................ 400,000      4,700,000
                                                      -----------
OIL & GAS--3.0%
 Devon Energy Corp. ...................... 127,500      7,163,906
 Helmerich & Payne, Inc. ................. 428,620     16,019,673
 Louis Dreyfus Natural Gas Corp. (a) ..... 133,300      4,173,956
                                                      -----------
                                                       27,357,535
                                                      -----------
PHOTOGRAPHY--0.8%
 Polaroid Corp. .......................... 392,600      7,091,337
                                                      -----------
PRINTING--1.9%
 Mail-Well, Inc. (a) ..................... 560,300      4,832,588
 Valassis Communications, Inc. (a) ....... 313,700     11,959,812
                                                      -----------
                                                       16,792,400
                                                      -----------
PUBLISHING--4.0%
 Banta Corp. ............................. 501,750      9,501,891
 Houghton Mifflin Co. .................... 238,700     11,144,306

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
                                                                              17

================================================================================
THE LAZARD FUNDS, INC.
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------


DESCRIPTION                                   SHARES          VALUE
--------------------------------------------------------------------------------
LAZARD SMALL CAP PORTFOLIO (CONTINUED)
 Pulitzer, Inc. ..........................   181,200     $ 7,644,375
 R. H. Donnelley Corp. (a) ...............   424,600       8,226,625
                                                         -----------
                                                          36,517,197
                                                         -----------
REAL ESTATE--2.2%
 Chelsea GCA Realty, Inc. ................   108,700       3,756,944
 FelCor Lodging Trust, Inc. ..............   263,125       4,867,812
 Kilroy Realty Corp. .....................   154,600       4,009,938
 Reckson Associates Realty Corp. .........   296,600       7,044,250
                                                         -----------
                                                          19,678,944
                                                         -----------
RETAIL--6.4%
 Abercrombie & Fitch Co., Class A (a)         21,700         264,469
 Borders Group, Inc. (a) .................   820,500      12,769,031
 Hughes Supply, Inc. .....................   278,600       5,502,350
 Pier 1 Imports, Inc. .................... 1,215,200      11,848,200
 The Men's Wearhouse, Inc. (a) ...........   310,200       6,921,337
 Venator Group, Inc. (a) ................. 1,084,700      11,118,175
 Whole Foods Market, Inc. (a) ............   237,600       9,815,850
                                                         -----------
                                                          58,239,412
                                                         -----------
TELECOMMUNICATIONS EQUIPMENT--1.3%
 Allen Telecom, Inc. (a) .................   295,765       5,231,343
 ANTEC Corp. (a) .........................   158,800       6,600,125
                                                         -----------
                                                          11,831,468
                                                         -----------
TRANSPORTATION--1.8%
 CNF Transportation, Inc. ................   245,900       5,594,225
 Landstar System, Inc. (a) ...............   173,100      10,310,269
                                                         -----------
                                                          15,904,494
                                                         -----------
UTILITIES--0.2%
 Sierra Pacific Resources ................   170,892       2,146,831
                                                         -----------
TOTAL COMMON STOCKS
 (Identified cost $866,399,895) ..........               864,401,065
                                                         -----------

                                            PRINCIPAL
                                             AMOUNT
DESCRIPTION                                   (000)        VALUE
-------------------------------------------------------------------------------
CONVERTIBLE BONDS--0.0%
RESTAURANTS, LODGING &
  ENTERTAINMENT--0.0%
 Interactive Light Holdings, Inc.,
  10.00%, 02/07/01 (a), (g)
  (Identified cost $1,000,000)............    $1,000    $          0
                                                        ------------

REPURCHASE AGREEMENT--2.1%
 State Street Bank and Trust Company,
  6.40%, 07/03/00, (Dated 06/30/00,
  collateralized by $19,710,000
  United States Treasury Note,
  5.375%, 06/30/03, with a value
  of $19,177,830)
  (Identified cost $18,800,000)...........    18,800      18,800,000
                                                        ------------
TOTAL INVESTMENTS
 (Identified cost $886,199,895) (b) ......     97.6%    $883,201,065
CASH AND OTHER ASSETS IN EXCESS
  OF LIABILITIES .........................       2.4      21,654,969
                                              ------    ------------
NET ASSETS ...............................    100.0%    $904,856,034
                                              ======    ============


   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
18

================================================================================
THE LAZARD FUNDS, INC.
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------


DESCRIPTION                                       SHARES           VALUE
--------------------------------------------------------------------------------
LAZARD GLOBAL EQUITY PORTFOLIO
COMMON STOCKS--97.4%
AUSTRALIA--1.1%
 Broken Hill Proprietary Company,
  Ltd. ..................................        88,741        $1,048,163
                                                               ----------
BERMUDA--1.2%
 Tyco International, Ltd. ...............        24,100         1,141,737
                                                               ----------
DENMARK--1.3%
 Tele Danmark A/S .......................        18,500         1,245,058
                                                               ----------
FINLAND--0.9%
 UPM-Kymmene OYJ ........................        34,600           858,848
                                                               ----------
FRANCE--9.8%
 Alcatel ................................        36,000         2,361,165
 Aventis SA .............................        20,675         1,509,003
 Axa ....................................         7,270         1,145,211
 Banque Nationale de Paris ..............        13,540         1,303,006
 Compagnie de Saint Gobain ..............         3,200           432,594
 Total Fina SA, Class B .................        10,757         1,649,316
 Vivendi ................................        13,945         1,230,814
                                                               ----------
 TOTAL FRANCE ...........................                       9,631,109
                                                               ----------
GERMANY--5.5%
 Allianz AG .............................         2,900         1,041,836
 Bayerische Hypo-und
  Vereinsbank AG ........................        15,400           994,763
 Deutsche Telekom AG ....................         7,200           411,056
 E.On AG ................................        19,000           916,035
 Siemens AG .............................         9,200         1,387,752
 Thyssen Krupp AG .......................        35,800           582,740
                                                               ----------
 TOTAL GERMANY ..........................                       5,334,182
                                                               ----------
HONG KONG--1.4%
 HSBC Holdings PLC ......................       121,578         1,389,815
                                                               ----------
ITALY--1.4%
 San Paolo-IMI SpA ......................        76,100         1,350,614
                                                               ----------
JAPAN--14.8%
 Canon, Inc. ............................        31,000         1,542,623
 Fuji Bank, Ltd. ........................        82,000           622,892
 Fujitsu, Ltd. ..........................        34,000         1,176,005
 Industrial Bank of Japan, Ltd. .........       110,000           833,514
 Kao Corp. ..............................        35,000         1,068,753
 Nippon Telegraph & Telephone Corp. .....            54           717,591
 Nissan Motor Company, Ltd. (a) .........       253,000         1,490,269
 NTT DoCoMo, Inc. .......................            33           892,606
 Sankyo Company, Ltd. ...................        33,000           744,875
 Sony Corp. .............................        13,800         1,287,593
 Sumitomo Electric Industries, Ltd. .....        43,000           736,761
 Sumitomo Trust & Banking
  Company, Ltd. .........................       130,000           925,027
 TDK Corp. ..............................         9,000         1,292,682
 The Sakura Bank, Ltd. ..................       162,000         1,119,137
                                                               ----------
 TOTAL JAPAN ............................                      14,450,328
                                                               ----------
NETHERLANDS--5.4%
 Getronics NV ...........................        48,400           746,251
 Heineken NV ............................        27,062         1,647,052
 ING Groep NV ...........................        21,600         1,460,004
 Koninklijke (Royal) Philips
  Electronics NV ........................        30,232         1,425,808
                                                               ----------
 TOTAL NETHERLANDS ......................                       5,279,115
                                                               ----------
SINGAPORE--1.1%
 Oversea-Chinese Banking
  Corporation, Ltd. .....................       159,800         1,101,112
                                                               ----------
SPAIN--2.8%
 Endesa SA ..............................        77,500         1,501,242
 Telefonica SA (a) ......................        59,002         1,267,408
                                                               ----------
 TOTAL SPAIN ............................                       2,768,650
                                                               ----------
SWEDEN--0.9%
 Investor AB, Series B ..................        67,900           927,659
                                                               ----------
SWITZERLAND--3.1%
 ABB Ltd. ...............................        10,537         1,261,172
 Roche Holding AG .......................           102           992,926
 Zurich Allied AG .......................         1,676           828,085
                                                               ----------
 TOTAL SWITZERLAND ......................                       3,082,183
                                                               ----------
UNITED KINGDOM--9.8%
 AstraZeneca Group PLC ..................        23,105         1,078,521
 BP Amoco PLC ...........................       104,700         1,004,392
 Cadbury Schweppes PLC ..................       162,084         1,064,382
 Diageo PLC .............................       112,848         1,012,549
 GKN PLC ................................        53,200           678,589
 Imperial Chemical Industries PLC .......       100,700           799,176
 National Grid Group PLC ................       118,700           935,742
 SmithKline Beecham PLC .................        80,800         1,057,536
 Tesco PLC ..............................       176,500           548,812
 Vodafone AirTouch PLC ..................       347,600         1,404,296
                                                               ----------
 TOTAL UNITED KINGDOM ...................                       9,583,995
                                                               ----------
UNITED STATES--36.9%
 Aetna, Inc. ............................         8,850           568,059
 American Home Products Corp. ...........        25,400         1,492,250
 AT&T Corp. .............................        29,400           929,775
 AT&T Wireless Group (a) ................        41,600         1,159,600
 Bank of America Corp. ..................        15,530           667,790
 Bell Atlantic Corp. ....................        27,000         1,371,937

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

================================================================================
THE LAZARD FUNDS, INC.
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------


DESCRIPTION                                 SHARES       VALUE
--------------------------------------------------------------------------------
LAZARD GLOBAL EQUITY PORTFOLIO (CONTINUED)
 Bristol-Myers Squibb Co. .............. 25,500      $1,485,375
 Chase Manhattan Corp. ................. 30,900       1,423,331
 Chevron Corp. ......................... 10,200         865,088
 Citigroup, Inc. ....................... 23,725       1,429,431
 Compaq Computer Corp. ................. 40,200       1,027,613
 Exxon Mobil Corp. ..................... 24,173       1,897,580
 Federated Department Stores, Inc. (a)   19,700         664,875
 First Data Corp. ...................... 17,100         848,588
 FleetBoston Financial Corp. ........... 18,000         612,000
 General Motors Corp. ..................  8,600         499,338
 H.J. Heinz Co. ........................ 20,900         914,375
 Hewlett-Packard Co. ................... 10,200       1,273,725
 Intel Corp. ........................... 11,400       1,524,037
 International Business
  Machines Corp. ....................... 16,320       1,788,060
 Lucent Technologies, Inc. ............. 22,100       1,309,425
 McDonald's Corp. ...................... 31,100       1,024,356
 Merck & Company, Inc. ................. 15,500       1,187,688
 Microsoft Corp. (a) ................... 18,000       1,440,000
 Minnesota Mining &
  Manufacturing Co. .................... 13,900       1,146,750
 Motorola, Inc. ........................ 21,900         636,469
 PepsiCo, Inc. ......................... 35,700       1,586,419
 PPG Industries, Inc. ..................  7,900         350,069
 Procter & Gamble Co. ..................  3,600         206,100
 Texas Instruments, Inc. ............... 16,400       1,126,475
 The Hartford Financial Services
  Group, Inc. .......................... 14,860         831,231
 Time Warner, Inc. .....................  7,700         585,200
 United Technologies Corp. ............. 21,400       1,259,925
 Xerox Corp. ........................... 45,500         944,125
                                                     ----------
 TOTAL UNITED STATES ...................             36,077,059
                                                     ----------
TOTAL COMMON STOCKS
 (Identified cost $91,930,555) .........             95,269,627
                                                     ----------

                                      PRINCIPAL
                                        AMOUNT
DESCRIPTION                              (000)         VALUE
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT--3.5%
 State Street Bank and Trust Company,
  6.40%, 07/03/00, (Dated 06/30/00,
  collateralized by $3,595,000
  United States Treasury Note,
  5.375%, 06/30/03, with a value
  of $3,497,935)
  (Identified cost $3,427,000).......... $3,427     $ 3,427,000
                                                    -----------
TOTAL INVESTMENTS
 (Identified cost $95,357,555) (b) .....  100.9%    $98,696,627
LIABILITIES IN EXCESS OF CASH AND
  OTHER ASSETS .........................   (0.9)       (862,686)
                                         ------     -----------
NET ASSETS .............................  100.0%    $97,833,941
                                         ======     ===========


   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
20

================================================================================
THE LAZARD FUNDS, INC.
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------


DESCRIPTION                                           SHARES          VALUE
--------------------------------------------------------------------------------
LAZARD INTERNATIONAL EQUITY PORTFOLIO
COMMON STOCKS--96.5%
AUSTRALIA--1.7%
 Broken Hill Proprietary
  Company, Ltd. .............................       5,050,463      $59,653,480
                                                                   -----------
DENMARK--1.2%
 Tele Danmark A/S ...........................         615,200       41,403,227
                                                                   -----------
FINLAND--0.9%
 UPM-Kymmene OYJ ............................       1,235,600       30,670,324
                                                                   -----------
FRANCE--13.6%
 Alcatel ....................................       1,373,700       90,098,124
 Aventis SA .................................       1,047,412       76,447,299
 Axa ........................................         273,400       43,067,491
 Banque Nationale de Paris ..................         398,122       38,312,794
 Compagnie de Saint Gobain ..................         210,800       28,497,120
 Lagardere SCA ..............................         231,980       17,717,712
 Suez Lyonnaise des Eaux SA .................         261,300       45,776,501
 Total Fina SA, Class B .....................         521,370       79,938,997
 Vivendi ....................................         525,510       46,382,592
                                                                   -----------
 TOTAL FRANCE ...............................                      466,238,630
                                                                   -----------
GERMANY--8.5%
 Allianz AG .................................         172,759       62,064,322
 Bayerische Hypo-und
  Vereinsbank AG ............................       1,054,700       68,128,379
 Deutsche Lufthansa AG ......................       1,829,500       42,285,777
 Deutsche Telekom AG ........................         280,951       16,039,797
 E.On AG ....................................         777,300       37,475,476
 Siemens AG .................................         297,500       44,875,693
 Thyssen Krupp AG ...........................       1,123,400       18,286,303
                                                                   -----------
 TOTAL GERMANY ..............................                      289,155,747
                                                                   -----------
HONG KONG--1.3%
 HSBC Holdings PLC ..........................       3,897,944       44,559,222
                                                                   -----------
ITALY--2.7%
 Alleanza Assicurazioni .....................       1,094,120       14,571,567
 ENI SpA ....................................       6,341,300       36,626,953
 San Paolo-IMI SpA ..........................       2,350,400       41,714,619
                                                                   -----------
 TOTAL ITALY ................................                       92,913,139
                                                                   -----------
JAPAN--23.3%
 ACOM Company, Ltd. .........................         172,300       14,484,860
 Canon, Inc. ................................       1,298,000       64,591,115
 Fuji Bank, Ltd. ............................       3,238,000       24,596,655
 Fujitsu, Ltd. ..............................       1,706,000       59,007,777
 Industrial Bank of Japan, Ltd. .............       3,840,000       29,097,216
 Kao Corp. ..................................       1,515,000       46,261,724
 Nippon Paper Industries
  Company, Ltd. .............................       2,982,000       20,347,468
 Nippon Telegraph & Telephone Corp.                     4,582       60,888,933
 Nissan Motor Company, Ltd. (a) .............      18,194,000      107,169,789
 NTT DoCoMo, Inc. ...........................           1,266       34,243,628
 Orix Corp. .................................         337,800       49,823,950
 Sankyo Company, Ltd. .......................       1,229,000       27,740,965
 Sony Corp. .................................         668,000       62,326,943
 Sumitomo Electric Industries, Ltd. .........       1,426,000       24,433,044
 Sumitomo Trust & Banking
  Company, Ltd. .............................       6,639,000       47,240,424
 TDK Corp. ..................................         582,000       83,593,425
 The Sakura Bank, Ltd. ......................       5,644,000       38,990,171
                                                                   -----------
 TOTAL JAPAN ................................                      794,838,087
                                                                   -----------
NETHERLANDS--6.9%
 Akzo Nobel NV ..............................         965,600       41,022,713
 Getronics NV ...............................       2,156,114       33,243,854
 Heineken NV ................................         803,675       48,913,390
 ING Groep NV ...............................         881,500       59,583,044
 Koninklijke (Royal) Philips
  Electronics NV ............................       1,105,284       52,127,626
                                                                   -----------
 TOTAL NETHERLANDS ..........................                      234,890,627
                                                                   -----------
PORTUGAL--1.7%
 Portugal Telecom SA ........................       5,145,100       57,765,463
                                                                   -----------
SINGAPORE--2.9%
 Oversea-Chinese Banking
  Corporation, Ltd. .........................       6,885,050       47,441,862
 United Overseas Bank, Ltd. .................       7,907,197       51,737,884
                                                                   -----------
 TOTAL SINGAPORE ............................                       99,179,746
                                                                   -----------
SPAIN--3.0%
 Endesa SA ..................................       2,572,200       49,825,756
 Telefonica SA (a) ..........................       2,450,872       52,646,592
                                                                   -----------
 TOTAL SPAIN ................................                      102,472,348
                                                                   -----------
SWEDEN--3.1%
 Electrolux AB, Series B ....................       1,984,500       30,712,500
 Investor AB, Series B ......................       2,873,400       39,256,769
 Svenska Handelsbanken AB, Series A                 2,409,100       34,961,995
                                                                   -----------
 TOTAL SWEDEN ...............................                      104,931,264
                                                                   -----------
SWITZERLAND--4.4%
 ABB Ltd. ...................................         446,980       53,498,955
 Roche Holding AG ...........................           4,731       46,054,239
 Zurich Allied AG ...........................         105,190       51,972,745
                                                                   -----------
 TOTAL SWITZERLAND ..........................                      151,525,939
                                                                   -----------
UNITED KINGDOM--21.3%
 AstraZeneca Group PLC ......................       1,062,440       49,593,769
 BP Amoco PLC ...............................       6,324,500       60,671,256
 British Aerospace PLC ......................       6,553,848       40,856,496

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

================================================================================
THE LAZARD FUNDS, INC.
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------


DESCRIPTION                                     SHARES          VALUE
--------------------------------------------------------------------------------
LAZARD INTERNATIONAL EQUITY PORTFOLIO (CONTINUED)
 British Energy PLC .......................  3,589,800    $   9,749,947
 British Telecommunications PLC ...........  3,019,600       39,018,882
 Cadbury Schweppes PLC ....................  5,982,462       39,285,946
 Diageo PLC ...............................  5,006,194       44,918,982
 GKN PLC ..................................  1,844,100       23,522,289
 Great Universal Stores PLC ...............  5,749,100       36,970,585
 Halifax Group PLC ........................  3,589,200       34,431,382
 Imperial Chemical Industries PLC .........  5,886,000       46,712,519
 Invensys PLC ............................. 11,922,100       44,737,527
 National Grid Group PLC ..................  4,064,200       32,039,101
 Prudential PLC ...........................  2,106,100       30,847,635
 Reed International PLC ...................  4,599,800       40,019,746
 Royal & Sun Alliance Insurance
  Group PLC ...............................          1                6
 SmithKline Beecham PLC ...................  4,958,100       64,893,160
 Tesco PLC ................................ 15,244,500       47,401,550
 Vodafone AirTouch PLC .................... 10,500,700       42,422,577
                                                          -------------
 TOTAL UNITED KINGDOM .....................                 728,093,355
                                                          -------------
TOTAL COMMON STOCKS
 (Identified cost $2,844,175,842)..........               3,298,290,598
                                                          -------------


                                            PRINCIPAL
                                              AMOUNT
DESCRIPTION                                   (000)             VALUE
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT--3.1%
 State Street Bank and Trust
  Company, 6.40%, 07/03/00,
  (Dated 06/30/00, collateralized
  by $5,370,000 United States
  Treasury Note, 6.25%,
  01/31/02, with a value of
  $5,490,825, and $94,780,000
  United States Treasury Note,
  7.50%, 02/15/05, with a value
  of $102,006,976)
  (Identified cost $105,379,000)......... $105,379        $  105,379,000
                                                          --------------
TOTAL INVESTMENTS
 (Identified cost
  $2,949,554,842) (b) ...................    99.6%        $3,403,669,598
CASH AND OTHER ASSETS IN
  EXCESS OF LIABILITIES .................     0.4             12,213,621
                                          --------        --------------
NET ASSETS ..............................   100.0%        $3,415,883,219
                                          ========        ==============



   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
22

================================================================================
THE LAZARD FUNDS, INC.
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

DESCRIPTION                                      SHARES          VALUE
--------------------------------------------------------------------------------
LAZARD INTERNATIONAL SMALL CAP PORTFOLIO
COMMON STOCKS--98.5%
AUSTRALIA--3.0%
 Cochlear, Ltd. ........................        480,300       $8,260,546
                                                              ----------
BELGIUM--1.0%
 Creyf's NV ............................        104,794        2,781,303
 Creyf's (a) ...........................            372                4
                                                              ----------
 TOTAL BELGIUM .........................                       2,781,307
                                                              ----------
FINLAND--6.2%
 Amer Group, Ltd. ......................        226,735        6,234,163
 Elcoteq Network Corp., Class A ........        215,800        4,728,259
 Sampo Insurance Company, Ltd. .........         92,600        3,757,224
 Vaisala Oyj ...........................        116,800        2,341,689
                                                              ----------
 TOTAL FINLAND .........................                      17,061,335
                                                              ----------
FRANCE--7.7%
 Carbone-Lorraine ......................        140,986        5,572,415
 CNP Assurances ........................         68,709        2,341,795
 Neopost SA (a), (c) ...................         93,300        3,024,047
 SCOR SA ADR ...........................         54,500        2,363,938
 Societe BIC SA ........................        157,700        7,723,536
                                                              ----------
 TOTAL FRANCE ..........................                      21,025,731
                                                              ----------
GERMANY--4.4%
 Fielmann AG ...........................        183,200        6,016,598
 Hawesko Holding AG ....................         78,776        1,534,233
 Marseille-Kliniken AG .................        153,700        1,239,932
 SCS Standard Computersysteme (a) ......         16,070           15,342
 Techem AG (a) .........................        128,946        3,077,620
                                                              ----------
 TOTAL GERMANY .........................                      11,883,725
                                                              ----------
HONG KONG--5.1%
 Esprit Asia Holdings, Ltd. ............      5,433,500        5,680,588
 Shaw Brothers (Hong Kong), Ltd. .......      2,161,500        2,245,930
 VTech Holdings, Ltd. ..................      1,577,000        5,967,738
                                                              ----------
 TOTAL HONG KONG .......................                      13,894,256
                                                              ----------
IRELAND--3.1%
 Waterford Wedgwood PLC ................      7,789,500        8,477,768
                                                              ----------
ITALY--2.0%
 Industrie Natuzzi SpA ADR .............        257,600        3,059,000
 Interpump Group SpA ...................        540,200        2,398,141
                                                              ----------
 TOTAL ITALY ...........................                       5,457,141
                                                              ----------
JAPAN--14.4%
 Aderans Company, Ltd. .................         47,700        2,207,314
 Diamond Lease Company, Ltd. ...........        196,000        2,532,548
 Hitachi Medical Corp. .................        288,000        3,501,437
 Hokuto Corp.  .........................         68,200        2,487,479
 I S B Corp. ...........................         58,000        1,175,251
 Impact 21 Company, Ltd. ...............        189,600        2,859,055
 Japan Digital Laboratory
  Company, Ltd. ........................        285,000        5,192,074
 Kawasumi Laboratories .................         66,000          628,246
 Maruichi Steel Tube, Ltd. .............        151,000        1,914,095
 Meitec Corp. ..........................         56,000        2,216,672
 Ministop Company, Ltd. ................        131,000        2,808,774
 Nippon Shinyaku Company, Ltd. .........        618,000        6,261,251
 Secom Techno Service Company,
  Ltd. .................................         71,000        2,040,903
 Yoshinoya D&C Company, Ltd. ...........            169        3,440,366
                                                              ----------
 TOTAL JAPAN ...........................                      39,265,465
                                                              ----------
NETHERLANDS--12.2%
 Beter Bed Holding NV ..................        108,900        3,264,560
 CSM NV ................................        137,600        2,706,155
 Fugro NV ..............................        102,800        5,864,056
 Hunter Douglas NV .....................        266,676        7,217,788
 PinkRoccade NV (a), (c) ...............         96,100        5,000,196
 Telegraaf Holdings ....................        275,700        6,317,062
 Wolters Kluwer NV .....................        107,800        2,871,376
                                                              ----------
 TOTAL NETHERLANDS .....................                      33,241,193
                                                              ----------
NORWAY--4.4%
 Merkantildata ASA .....................        780,800        4,012,969
 P4 Radio Hele Norg ASA ................        724,800        3,970,118
 Tandberg Television ASA (a) ...........        683,900        3,945,347
                                                              ----------
 TOTAL NORWAY ..........................                      11,928,434
                                                              ----------
SINGAPORE--0.6%
 Want Want Holdings, Ltd. ..............      1,552,000        1,489,920
 Want Want Holdings, Ltd., Warrants
  10/04/24 .............................        155,200           52,768
                                                              ----------
 TOTAL SINGAPORE .......................                       1,542,688
                                                              ----------
SPAIN--3.8%
 Aldeasa SA ............................        163,300        2,845,222
 Banco Pastor SA .......................         79,600        3,355,142
 Prosegur, CIA de Seguridad SA .........        358,600        4,193,856
                                                              ----------
 TOTAL SPAIN ...........................                      10,394,220
                                                              ----------
SWEDEN--4.6%
 Elanders AB ...........................        124,750        2,871,230
 Getinge Industries AB .................        184,798        1,759,981
 Industrial & Financial Systems AB .....        256,783        2,853,144
 Nobel Biocare AB ......................        229,200        5,067,347
                                                              ----------
 TOTAL SWEDEN ..........................                      12,551,702
                                                              ----------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

================================================================================
THE LAZARD FUNDS, INC.
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------


DESCRIPTION                                     SHARES        VALUE
--------------------------------------------------------------------------------
LAZARD INTERNATIONAL SMALL CAP PORTFOLIO (CONTINUED)
SWITZERLAND--7.1%
 Bank Sarasin & Cie .......................     2,885     $ 7,427,818
 Edipresse SA .............................    16,360       7,712,156
 Gretag Imaging Group .....................    22,300       4,292,405
                                                          -----------
 TOTAL SWITZERLAND ........................                19,432,379
                                                          -----------
UNITED KINGDOM--18.9%
 AMEC PLC ................................. 1,084,900       3,077,928
 Ashtead Group PLC ........................ 3,590,400       5,215,328
 Corporate Services Group PLC (a) ......... 3,272,200       4,802,630
 Euromoney Publications PLC ...............    50,644       1,803,090
 Goode Durrant PLC ........................   632,900       3,859,292
 Hogg Robinson PLC ........................   789,400       3,368,323
 Man (E D & F) Group PLC ..................   979,400       7,869,047
 Signet Group PLC ADR .....................   258,912       6,278,616
 SSL International PLC ....................   707,123       7,650,125
 Victrex PLC ..............................   488,200       1,602,969
 Williams PLC ............................. 1,053,900       6,139,425
                                                          -----------
 TOTAL UNITED KINGDOM .....................                51,666,773
                                                          -----------
TOTAL COMMON STOCKS
 (Identified cost $245,375,965)............               268,864,663
                                                          -----------



                                         PRINCIPAL
                                          AMOUNT
DESCRIPTION                                (000)          VALUE
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT--1.0%
 State Street Bank and Trust
  Company, 6.40%, 07/03/00,
  (Dated 06/30/00, collateralized
  by $2,680,000 United States
  Treasury Bond, 7.625%,
  02/15/07, with a value of
  $2,797,250)
  (Identified cost $2,739,000)......... $2,739       $  2,739,000
                                                     ------------
TOTAL INVESTMENTS
 (Identified cost $248,114,965) (b)      99.5%       $271,603,663
CASH AND OTHER ASSETS IN
  EXCESS OF LIABILITIES ...............   0.5           1,384,304
                                        ------       ------------
NET ASSETS ............................ 100.0%       $272,987,967
                                        ======       ============



   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
24

================================================================================
THE LAZARD FUNDS, INC.
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

DESCRIPTION                                      SHARES         VALUE
--------------------------------------------------------------------------------
LAZARD EMERGING MARKETS PORTFOLIO
COMMON STOCKS--84.4%
BRAZIL--2.8%
 Companhia Cervejaria Brahma ADR                  69,700      $1,184,900
 Embratel Participacoes SA ADR .........         190,800       4,507,650
 Souza Cruz SA .........................         405,000       2,423,038
 Telesp Celular Participacoes SA ADR              64,600       2,898,925
                                                              ----------
 TOTAL BRAZIL ..........................                      11,014,513
                                                              ----------
CHILE--1.6%
 AFP Provida SA ADR ....................         296,000       6,253,000
                                                              ----------
GREECE--1.4%
 Hellenic Telecommunications
  Organization SA ......................         218,622       5,356,651
 Hellenic Telecommunications
  Organization SA ADR ..................          26,000         316,875
                                                              ----------
 TOTAL GREECE ..........................                       5,673,526
                                                              ----------
HONG KONG--5.2%
 China Telecom (Hong Kong), Ltd.
  ADR (a) ..............................          85,700      15,238,531
 Yue Yuen Industrial Holdings ..........       2,323,300       5,126,132
                                                              ----------
 TOTAL HONG KONG .......................                      20,364,663
                                                              ----------
HUNGARY--1.2%
 Magyar Tavkozlesi RT. ADR .............         134,900       4,645,619
                                                              ----------
INDIA--9.2%
 Bharat Heavy Electricals, Ltd. ........         307,421         918,821
 Hindalco Industries, Ltd. .............         172,100       3,043,645
 Hindalco Industries, Ltd. GDR (c) .....         224,800       4,327,400
 Infosys Technologies, Ltd. ............          20,700       3,856,667
 Larsen & Toubro, Ltd. .................         574,000       3,171,463
 Mahanagar Telephone Nigam, Ltd. .......         941,769       4,525,342
 Reliance Industries, Ltd. .............         941,900       7,191,348
 Satyam Computer Services, Ltd. ........          35,000       2,337,749
 State Bank of India ...................       1,349,300       6,840,180
                                                              ----------
 TOTAL INDIA ...........................                      36,212,615
                                                              ----------
INDONESIA--0.9%
 PT Hanjaya Mandala Sampoerna Tbk              1,363,000       1,977,732
 PT Indah Kiat Pulp & Paper Corp. (a)          7,397,000       1,500,106
                                                              ----------
 TOTAL INDONESIA .......................                       3,477,838
                                                              ----------
ISRAEL--2.0%
 Bank Hapoalim .........................       1,315,300       3,814,144
 Check Point Software Technologies,
  Ltd. (a) .............................          10,600       2,244,550
 Partner Communications Company,
  Ltd. ADR (a) .........................         204,800       1,945,600
                                                              ----------
 TOTAL ISRAEL ..........................                       8,004,294
                                                              ----------
MALAYSIA--0.3%
 Jaya Tiasa Holdings Berhad ............       1,240,000       1,416,210
                                                              ----------
MEXICO--16.9%
 Carso Global Telecom (a) ..............       3,473,000       9,911,771
 Cemex SA de CV ADR ....................         184,880       4,321,570
 Fomento Economico Mexicano SA
  de CV ADR ............................         153,400       6,605,787
 Grupo Financiero Banamex Accival
  SA de CV (a) .........................       2,236,000       9,401,828
 Grupo Financiero Banorte SA de
  CV (a) ...............................       1,703,000       2,352,306
 Grupo Iusacell SA de CV Series V
  ADR (a) ..............................         466,600       7,290,625
 Grupo Televisa SA (a) .................         162,700      11,216,131
 Kimberly-Clark de Mexico SA de CV               646,000       1,837,091
 Pepsi-Gemex SA de CV GDR (a) ..........         122,200         542,263
 Telefonos de Mexico SA ADR ............          70,000       3,998,750
 Tubos de Acero de Mexico SA ADR .......         356,300       4,943,663
 Wal-Mart de Mexico SA de CV
  Series C (a) .........................       1,702,000       3,923,969
                                                              ----------
 TOTAL MEXICO ..........................                      66,345,754
                                                              ----------
PERU--0.3%
 Credicorp, Ltd. .......................         148,000       1,332,000
                                                              ----------
PHILIPPINES--2.3%
 Benpres Holdings Corp. (a) ............      30,494,000       2,926,014
 Manila Electric Co. ...................         984,240       1,445,069
 Philippine Long Distance Telephone
  Co. ADR ..............................         260,000       4,615,000
                                                              ----------
 TOTAL PHILIPPINES .....................                       8,986,083
                                                              ----------
POLAND--0.1%
 Bank Handlowy W. Warszawie ............          25,974         409,796
                                                              ----------
RUSSIA--3.8%
 Mobile Telesystems, ADR (a) ...........         318,700       6,852,050
 OAO Lukoil Holding ADR ................         160,200       8,189,424
                                                              ----------
 TOTAL RUSSIA ..........................                      15,041,474
                                                              ----------
SOUTH AFRICA--6.9%
 ABSA Group, Ltd. ......................         938,023       3,553,013
 Impala Platinum Holdings, Ltd. ........         149,700       5,564,383
 Old Mutual PLC ........................       1,804,800       3,966,548
 Sanlam, Ltd. ..........................       3,374,000       3,983,160
 Sasol, Ltd. ...........................         681,800       4,572,130
 South African Breweries PLC ...........         596,400       4,447,729

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

================================================================================
THE LAZARD FUNDS, INC.
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------


DESCRIPTION                                          SHARES            VALUE
--------------------------------------------------------------------------------
LAZARD EMERGING MARKETS PORTFOLIO (CONTINUED)
 South African Breweries PLC
  (U.K.) ................................      130,600              $    953,966
                                                                    ------------
 TOTAL SOUTH AFRICA .....................                             27,040,929
                                                                    ------------
SOUTH KOREA--17.3%
 Hanvit Bank GDR (a), (c) ...............      380,300                 1,882,485
 Hyundai Electronics Industries
  Co. (a) ...............................      225,200                 4,443,309
 Kookmin Bank ...........................      329,053                 4,190,536
 Korea Electric Power Corp. .............      225,600                 7,000,525
 Korea Telecom Corp. ADR ................      119,936                 5,801,904
 LG Chemical, Ltd. ......................      104,100                 2,081,953
 Pohang Iron & Steel Company,
  Ltd. ..................................       35,800                 3,098,059
 Pohang Iron & Steel Company,
  Ltd. ADR ..............................       81,900                 1,965,600
 Samsung Electronics Co. ................       56,581                18,724,592
 Samsung Fire & Marine Insurance                76,638                 2,130,695
 SK Telecom Company, Ltd. ...............       44,330                14,511,289
 SK Telecom Company, Ltd. ADR ...........       60,901                 2,211,467
                                                                    ------------
 TOTAL SOUTH KOREA ......................                             68,042,414
                                                                    ------------
TAIWAN--8.6%
 ASE Test, Ltd. (a) .....................      169,600                 4,992,600
 Asustek Computer, Inc. GDR (c) .........      361,216                 3,287,066
 China Steel Corp. GDR ..................      269,900                 3,589,670
 Compal Electronics, Inc. GDR ...........      235,883                 2,830,601
 Far Eastern Textile, Ltd. ..............    1,046,000                 1,300,478
 GigaMedia, Ltd. (a) ....................       31,400                   380,725
 Siliconware Precision Industries
  Co. ADR (a) ...........................      299,700                 2,772,225
 Taiwan Semiconductor
  Manufacturing Company, Ltd.
  (a) ...................................    1,753,000                 8,329,960
 United Microelectronics Corp. (a)           1,710,000                 4,758,503
 Via Technologies, Inc. (a) .............      106,000                 1,638,731
                                                                    ------------
 TOTAL TAIWAN ...........................                             33,880,559
                                                                    ------------
TURKEY--3.0%
 Erciyas Biracilik ve Malt Sanayii
  AS (a) ................................   76,104,000                 3,557,322
 Turkiye Garanti Bankasi AS ADR
  (a), (c) ..............................      206,800                 2,460,920
 Yapi ve Kredi Bankasi AS ...............  527,984,578                 5,872,027
                                                                    ------------
 TOTAL TURKEY ...........................                             11,890,269
                                                                    ------------
VENEZUELA--0.6%
 Compania Anonima Nacional
  Telefonos de Venezuela ADR ............       83,300                 2,264,719
                                                                    ------------
TOTAL COMMON STOCKS
 (Identified cost $298,481,100) .........                            332,296,275
                                                                    ------------
PREFERRED STOCKS--8.8%
BRAZIL--8.7%
 Banco Itau SA ..........................   79,228,500                 6,962,970
 Cemig Cia Energetica de Minas
  Gerais ................................  176,829,516                 3,088,511
 Companhia Brasileira de
  Distribuicao Grupo Pao de
  Acucar ADR ............................      122,200                 3,925,675
 Companhia Cervejaria Brahma ............    8,091,100                 6,864,088
 Companhia Paranaense de
  Energia-Copel ADR .....................      398,700                 3,712,894
 Copel Paranqense de Energia ............  208,499,000                 1,965,336
 Tele Norte Leste Participacoes
  SA ADR ................................      328,984                 7,772,244
                                                                    ------------
 TOTAL BRAZIL ...........................                             34,291,718
                                                                    ------------
COLOMBIA--0.1%
 Banco Ganadero SA ADR ..................       83,700                   329,569
                                                                    ------------
TOTAL PREFERRED STOCKS
 (Identified cost $29,090,138) ..........                             34,621,287
                                                                    ------------



                                                  PRINCIPAL
                                                   AMOUNT
                                                   (000)
                                                -----------
REPURCHASE AGREEMENT--6.8%
 State Street Bank and Trust
  Company, 6.40%, 07/03/00,
  (Dated 06/30/00, collateralized
  by $1,745,000 United States
  Treasury Bond, 5.375%,
  06/30/03, with a value of
  $1,697,885 and $24,435,000
  United States Treasury Note,
  7.625%, 02/15/07, with a value
  of $25,504,031)
  (Identified cost $26,660,000)..........   $   26,660                26,660,000
                                                                    ------------
TOTAL INVESTMENTS
 (Identified cost $354,231,238) (b) .....       100.0%              $393,577,562
LIABILITIES IN EXCESS OF CASH AND
  OTHER ASSETS ..........................          --                   (183,197)
                                            -----------             ------------
NET ASSETS ..............................       100.0%              $393,394,365
                                            ===========             ============


   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
26

================================================================================
THE LAZARD FUNDS, INC.
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

                                                PRINCIPAL
                                                 AMOUNT
DESCRIPTION                                       (000)               VALUE
--------------------------------------------------------------------------------
LAZARD BOND PORTFOLIO
ASSET-BACKED SECURITIES--12.7%
 Associates Automobile Receivables
  Trust, Series 2000-1, Class M
  7.51%, 05/15/05 ........................     $      400      $ 400,000
 Chevy Chase Auto Receivables Trust,
  Series 2000-1, Class A4
  7.47%, 07/15/05 ........................            195        195,160
 Citibank Credit Card Master Trust I:
  Series 1999, Class A
  5.50%, 02/15/06 ........................          1,235      1,167,075
  Series 1999, Class B
  5.75%, 02/15/06 ........................          1,145      1,082,025
  Series 1999, Class A
  6.10%, 05/15/08 (f) ....................          2,762      2,612,852
 Discover Card Master Trust I,
  Series 1999-2, Class A
  5.90%, 10/15/04 ........................            824        806,531
 Ford Credit Auto Owner Trust,
  Series 1999-B, Class A4
  5.80%, 06/15/02 ........................            195        193,050
 MBNA Master Credit Card Trust,
  Series 1998-J, Class A
  5.25%, 02/15/06 ........................          1,504      1,423,160
 MBNA Master Credit Card Trust II:
  Series 1998-D, Class A
  5.80%, 12/15/05 ........................            400        385,500
  Series 2000-E, Class B
  8.15%, 10/15/12 ........................            800        827,250
  Sears Credit Account Master Trust,
  Series 2000-1, Class A
  7.25%, 11/15/07 ........................            830        828,963
 UCFC Loan Trust,
  Series 1997-C, Class A
  8.00%, 09/15/00 (j) ....................            578          6,954
                                                               ---------
TOTAL ASSET-BACKED SECURITIES
 (Identified cost $10,099,378)............                     9,928,520
                                                               ---------
COLLATERALIZED MORTGAGE
  OBLIGATIONS--9.1%
 Asset Securitization Corp.:
  Series 1996-D2, Class ACS2
  1.486%, 02/14/29 (e), (j) ..............          2,125        135,469
  Series 1996-MD6, Class A1B
  6.88%, 11/13/29 ........................            248        243,884
  Series 1996-D3, Class A1A
  7.01%, 10/13/26 ........................             46         46,925
  Series 1996-D3, Class A1B
  7.21%, 10/13/26 ........................            375        372,428
 Bear Stearns Commercial Mortgage
  Securities, Inc.:
  Series 1999-WF2, Class A2
  7.08%, 07/15/31 ........................            408        398,323
  Series 2000-WF1, Class A1
  7.64%, 02/15/32 ........................            588        596,141
 Federal Home Loan Mortgage Corp.
  REMIC:
  Series 1697, Class D
  6.00%, 03/15/09 ........................            359        339,815
  Series 1513, Class L
  6.50%, 07/15/07 ........................            230        225,975
  Series 2100, Class GB
  7.00%, 04/15/12 ........................            753        750,224
 Federal National Mortgage
  Association REMIC,
  Series 1993-134, Class K
  6.50%, 05/25/08 ........................            244        241,636
 First Union-Lehman Brothers-Bank of
  America,
  Series 1998-C2, Class A2
  6.56%, 11/18/08 ........................            338        320,802
 Merrill Lynch Mortgage
  Investments, Inc.:
  Series 1996-C1, Class IO
  0.584%, 04/25/28 (c), (e), (j) .........          4,079         85,671
  Series 1998-C3, Class A1
  5.65%, 12/15/30 ........................            875        826,493
 Morgan Stanley Capital One, Inc.,
  Series 1999-Life, Class A1
  6.97%, 10/15/08 ........................          1,308      1,287,331
 Nationslink Funding Corp.,
  Series 1998-2, Class A2
  6.476%, 07/20/08 (f) ...................          1,072      1,009,069
 Prudential Home Mortgage Security,
  Series 1993-41, Class A5
  0.92%, 10/25/00 (j) ....................          4,549          2,411
 Structured Asset Securitization Corp.:
  Series 1996-CFL, Class X2
  1.169%, 02/25/28 (e), (j) ..............            740         12,951
  Series 1996-CFL, Class X1
  1.585%, 02/25/28 (e), (j) ..............          1,281         70,503
 United States Department of Veteran
  Affairs REMIC,
  Series 1999-1, Class 2IO
  0.175%, 01/15/29 (e), (j) ..............         20,242        177,120
                                                               ---------
TOTAL COLLATERALIZED MORTGAGE
  OBLIGATIONS
  (Identified cost $7,423,611)............                     7,143,171
                                                               ---------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

================================================================================
THE LAZARD FUNDS, INC.
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------


                                      PRINCIPAL
                                       AMOUNT
DESCRIPTION                             (000)               VALUE
--------------------------------------------------------------------------------
LAZARD BOND PORTFOLIO (CONTINUED)
CORPORATE BONDS--25.2%
AUTOMOTIVE--0.1%
 Budget Group, Inc.,
  9.125%, 04/01/06 .............     $       80      $  51,200
                                                     ---------
BANKING & FINANCIAL SERVICES--6.1%
 American Financial Group,
  7.125%, 04/15/09 .............            459        403,030
 ASAT Finance LLC,
  12.50%, 11/01/06 (c) .........            125        135,000
 AT&T Capital Corp.,
  6.60%, 05/15/05 (f) ..........          1,144      1,076,584
 Countrywide Home Loans, Inc.,
  6.85%, 06/15/04 ..............            550        529,237
 Finova Capital Corp.,
  6.75%, 03/09/09 ..............            404        323,200
 First USA Trust,
  6.50%, 01/18/06 (c) ..........            400        389,612
 Lehman Brothers Holdings, Inc.,
  6.625%, 04/01/04 .............            707        674,754
 MBNA America Bank NA,
  6.75%, 03/15/08 (c) ..........            429        387,906
 RBF Finance Co.,
  11.00%, 03/15/06 .............            120        128,550
 Salomon Smith Barney Holdings,
  6.25%, 01/15/05 ..............            630        593,756
 Transdigm, Inc.,
  10.375%, 12/01/08 ............            175        150,500
                                                     ---------
                                                     4,792,129
                                                     ---------
BREWERY--1.0%
 Anheuser Busch Companies, Inc.,
  7.10%, 06/15/07 ..............            799        774,583
                                                     ---------
BROADCASTING--0.1%
 Echostar DBS Corp.,
  9.375%, 02/01/09 .............             67         64,655
                                                     ---------
BUILDING & CONSTRUCTION--0.6%
 Amatek Industries PTY, Ltd.,
  12.00%, 02/15/08 .............             40         36,600
 Building One Services Corp.,
  10.50%, 05/01/09 .............            175        148,750
 Dayton Superior Corp.,
  13.00%, 06/15/09 (c) .........             62         61,225
 Penhall International,
  12.00%, 08/01/06 .............            190        184,300
                                                     ---------
                                                       430,875
                                                     ---------
CABLE TELEVISION--2.3%
 Adelphia Communications Corp.,
  9.375%, 11/15/09 .............             80         74,000
 Cox Communications, Inc.,
  6.15%, 08/01/03 (f) ..........            988        937,836
 LodgeNet Entertainment Corp.,
  10.25%, 12/15/06 .............            155        148,800
 TCI Communications, Inc.,
  6.875%, 02/15/06 .............            673        652,339
                                                     ---------
                                                     1,812,975
                                                     ---------
CHEMICALS--0.3%
 ARCO Chemical Co.,
  9.80%, 02/01/20 ..............            180        166,364
 Geo Specialty Chemicals, Inc.,
  10.125%, 08/01/08 ............             95         81,700
                                                     ---------
                                                       248,064
                                                     ---------
COMMERCIAL SERVICES--0.2%
 IT Group, Inc. Series B,
  11.25%, 04/01/09 .............            145        129,775
                                                     ---------
CONTAINERS--0.1%
 Amtrol, Inc.,
  10.625%, 12/31/06 ............             62         55,490
                                                     ---------
ENERGY--1.7%
 Dynegy, Inc.,
  7.45%, 07/15/06 (f) ..........            852        829,076
 Midamerican Energy Co.,
  6.375%, 06/15/06 .............            454        424,140
 Orion Power Holdings, Inc.,
  12.00%, 05/01/10 (c) .........            110        113,850
                                                     ---------
                                                     1,367,066
                                                     ---------
ENTERTAINMENT--0.6%
 Penn National Gaming, Inc.,
  10.625%, 12/15/04 ............            130        141,700
 Production Resource Group, LLC,
  11.50%, 01/15/08 .............             65         13,325
 Station Casinos, Inc.,
  10.125%, 03/15/06 ............            225        226,125
 YankeeNets LLC,
  12.75%, 03/01/07 (c) .........             75         71,250
                                                     ---------
                                                       452,400
                                                     ---------
EQUIPMENT RENTAL--0.1%
 United Rentals, Inc. Series B,
  9.25%, 01/15/09 ..............            125        112,813
                                                     ---------
FIBER OPTICS--0.5%
 360networks, Inc.,
  13.00%, 05/01/08 (c) .........             95         95,000
 FLAG Telecom Holdings, Ltd.,
  11.625%, 03/30/10 ............            145        140,650

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
28

================================================================================
THE LAZARD FUNDS, INC.
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

                                           PRINCIPAL
                                            AMOUNT
DESCRIPTION                                  (000)               VALUE
--------------------------------------------------------------------------------
LAZARD BOND PORTFOLIO (CONTINUED)
 Metromedia Fiber Network, Inc.:
  10.00%, 11/15/08 ..................     $       55           $   54,313
  10.00%, 12/15/09 ..................             35               34,475
 Williams Communications Group, Inc.,
 10.875%, 10/01/09 ..................             90               88,200
                                                               ----------
                                                                  412,638
                                                               ----------
FOOD & BEVERAGES--0.2%
 Advantica Restaurant Group, Inc.,
  11.25%, 01/15/08 ..................             70               46,900
 Agrilink Foods, Inc.,
  11.875%, 11/01/08 .................            120               93,600
                                                               ----------
                                                                  140,500
                                                               ----------
HEALTHCARE--0.2%
 Dade International, Inc.,
  11.125%, 05/01/06 .................             15                8,400
 Dynacare, Inc.,
  10.75%, 01/15/06 ..................            115              105,800
 Hanger Orthopedic Group, Inc.,
  11.25%, 06/15/09 ..................             30               26,100
 Tenet Healthcare Corp.,
  8.625%, 01/15/07 ..................             40               38,200
                                                               ----------
                                                                  178,500
                                                               ----------
HOTELS & RESTAURANTS--0.2%
 Courtyard by Marriott II, Ltd.
  Series B,
  10.75%, 02/01/08 ..................            200              195,500
                                                               ----------
INDUSTRIAL--0.6%
 J.H. Heafner, Inc.,
  10.00%, 05/15/08 ..................            170              124,100
 North American Van Lines, Inc.,
  13.375%, 12/01/09 (c) .............            220              206,800
 URS Corp. Series B,
  12.25%, 05/01/09 ..................            145              148,625
                                                               ----------
                                                                  479,525
                                                               ----------
INDUSTRIAL & MACHINERY--0.0%
 High Voltage Engineering Corp.,
  10.50%, 08/15/04 ..................             44               31,460
                                                               ----------
INSURANCE--0.9%
 Atlas Reinsurance PLC,
  9.83%, 04/04/03 (c) ...............            740              739,859
                                                               ----------
INTERNET SERVICES--0.2%
 Rhythms NetConnections, Inc.,
  12.75%, 04/15/09 ..................             70               49,350
 Verio, Inc.:
  10.625%, 11/15/09 .................              5                5,544
 11.25%, 12/01/08 ...................             85               95,412
                                                               ----------
                                                                  150,306
                                                               ----------
INTERNET SOFTWARE--0.5%
 Covad Communications Group, Inc.
  Series B,
  12.00%, 02/15/10 ..................             70               54,600
 Exodus Communications, Inc.:
  11.25%, 07/01/08 ..................            110              108,900
 11.625%, 07/15/10 (c) ..............             20               20,000
 PSINet, Inc.,
  10.50%, 12/01/06 ..................            175              161,000
                                                               ----------
                                                                  344,500
                                                               ----------
LODGING & ENTERTAINMENT--0.2%
 MGM Grand, Inc.,
  9.75%, 06/01/07 ...................            155              157,325
                                                               ----------
MACHINERY--0.2%
 Generac Portable Products, Inc.,
  11.25%, 07/01/06 ..................            155              124,000
                                                               ----------
MANUFACTURING--0.1%
 Tekni-Plex, Inc.,
  12.75%, 06/15/10 (c) ..............             80               80,000
                                                               ----------
OIL & GAS--2.0%
 Chesapeake Energy Corp. Series B,
  9.625%, 05/01/05 (f) ..............            115              112,412
 Comstock Resources, Inc.,
  11.25%, 05/01/07 ..................            115              116,869
 Plains Resources, Inc.:
  10.25%, 03/15/06 (c) ..............            140              141,050
 Series B, 10.25%, 03/15/06 .........             10                9,925
 Texaco Capital, Inc.,
  6.00%, 06/15/05 ...................            637              606,023
 USX-Marathon Group,
  6.65%, 02/01/06 ...................            570              541,549
                                                               ----------
                                                                1,527,828
                                                               ----------



PRINTING--0.3%
 Merrill Corp. Series B,
  12.00%, 05/01/09 ..................            147              107,310
 Phoenix Color Corp.,
  10.375%, 02/01/09 .................            155              139,500
                                                               ----------
                                                                  246,810
                                                               ----------
PUBLISHING--0.4%
 Jostens, Inc.,
  12.75%, 05/01/10 (c) ..............             91               89,635

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

================================================================================
THE LAZARD FUNDS, INC.
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

                                             PRINCIPAL
                                              AMOUNT
DESCRIPTION                                    (000)           VALUE
--------------------------------------------------------------------------------
LAZARD BOND PORTFOLIO (CONTINUED)
 T/SF Communications Corp. Series B,
  10.375%, 11/01/07 ...................          $  90      $   83,700
 WRC Media, Inc.,
  12.75%, 11/15/09 (c) ................            175         161,000
                                                            ----------
                                                               334,335
                                                            ----------
RETAIL--0.5%
 Buhrmann US, Inc.,
  12.25%, 11/01/09 ....................             65          68,250
 Home Interiors & Gifts, Inc. Series B,
  10.125%, 06/01/08 ...................            250         157,500
 Petro Stopping Centers,
  10.50%, 02/01/07 ....................            120         106,800
 Rent-A-Center, Inc.,
  11.00%, 08/15/08 ....................            100          97,000
                                                            ----------
                                                               429,550
                                                            ----------
SEMICONDUCTOR
  MANUFACTURERS--0.1%
 Fairchild Semiconductor Corp.,
  10.375%, 10/01/07 ...................             85          86,488
                                                            ----------
TELECOMMUNICATIONS--2.4%
 Adelphia Business Solutions, Inc.,
  12.00%, 11/01/07 ....................             85          79,900
 Crown Castle International Corp.,
  10.75%, 08/01/11 ....................             35          35,525
 GTE Corp.,
  9.10%, 06/01/03 .....................            395         410,717
 ICG Holdings, Inc.,
  0.00%, 05/01/06 (e) .................            145         119,987
 ITC DeltaCom, Inc.,
  11.00%, 06/01/07 ....................            160         160,000
 Level 3 Communications, Inc.:
  11.00%, 03/15/08 (c) ................             80          79,200
 11.25%, 03/15/10 (c) .................             70          68,950
 MGC Communications, Inc.,
  13.00%, 04/01/10 (c) ................            120         112,800
 Orius Capital Corp.,
  12.75%, 02/01/10 (c) ................            113         116,390
 Spectrasite Holdings, Inc. Series B,
  0.00%, 03/15/10 (e) .................            175          95,375
 WorldCom, Inc.,
  7.75%, 04/01/07 .....................            600         600,666
                                                            ----------
                                                             1,879,510
                                                            ----------
TELEPHONE--1.2%
 NEXTLINK Communications, Inc.,
  10.75%, 06/01/09 ....................             95          93,575
 US West Communications, Inc.,
  5.625%, 11/15/08 (f) ................            836         717,605
 Viatel, Inc.:
  11.25%, 04/15/08 ....................             95          70,300
 11.50%, 03/15/09 .....................             60          45,600
                                                            ----------
                                                               927,080
                                                            ----------
TRANSPORTATION--0.1%
 Interpool, Inc.,
  6.625%, 03/01/03 ....................             70          63,122
                                                            ----------
UTILITIES--1.0%
 Texas Utilities Co. Series B,
  6.375%, 10/01/04 (f) ................            821         790,697
                                                            ----------
WASTE MANAGEMENT--0.1%
 Allied Waste North America, Inc.
  Series B,
  10.00%, 08/01/09 ....................             55          45,925
                                                            ----------
WHOLESALE/DISTRIBUTION--0.1%
 Fleming Companies, Inc.,
  10.50%, 12/01/04 ....................             60          54,150
                                                            ----------
TOTAL CORPORATE BONDS
 (Identified cost $20,893,350).........                     19,711,633
                                                            ----------

                                             SHARES
                                           ----------
COMMON STOCKS--0.0%
PUBLISHING--0.0%
 WRC Media, Inc. (c)
  (Identified cost $4,274).............            236             236
                                                            ----------
PREFERRED STOCKS--0.0%
BANKING & FINANCIAL SERVICES--0.0%
 ASAT Finance LLC, Warrants
  11/01/06 (c) ........................            125          25,000
                                                            ----------
PRINTING--0.0%
 Merrill Corp. Class B, Warrants
  05/01/09 (c) ........................            147               2
                                                            ----------
TOTAL PREFERRED STOCKS
 (Identified cost $1,773)..............                         25,002
                                                            ----------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
30

================================================================================
THE LAZARD FUNDS, INC.
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

                                          PRINCIPAL
                                           AMOUNT
DESCRIPTION                                 (000)                   VALUE
--------------------------------------------------------------------------------
LAZARD BOND PORTFOLIO (CONTINUED)
COMMERCIAL PAPER--8.0%
 Ford Motor Credit Co.,
  6.52%, 07/17/00 .......................... $2,514              $ 2,506,715
 General Electric Capital Corp.,
  6.50%, 07/17/00 ..........................  2,509                2,501,752
 General Motors Acceptance Corp.,
  6.50%, 07/17/00 ..........................  1,200                1,196,533
                                                                 -----------
TOTAL COMMERCIAL PAPER
 (Identified cost $6,205,000)...............                       6,205,000
                                                                 -----------
DISCOUNT NOTES--0.9%
 Federal National Mortgage
  Association,
  6.40%, 07/20/00
  (Identified cost $707,602)................    710                  707,602
                                                                 -----------
MORTGAGE PASS-THROUGH
  SECURITIES--32.9%
 Federal Home Loan Mortgage Corp.:
  6.50%, 02/01/15 ..........................  1,976                1,906,783
  6.50%, TBA ...............................  1,534                1,452,023
  6.775%, 11/01/03 .........................  1,090                1,073,900
  7.50%, 05/01/15 ..........................  2,395                2,389,074
  7.50%, 12/01/29 ..........................    878                  866,717
  7.50%, TBA ...............................  2,023                1,992,655
  7.674%, 09/01/26 (e) .....................     40                   41,967
  8.00%, 06/01/12 ..........................    729                  731,690
  8.00%, 07/01/12 ..........................  2,152                2,174,497
  8.00%, TBA ...............................  5,677                5,691,192
 Federal National Mortgage
  Association:
  6.50%, 08/15/04 ..........................    344                  337,388
  7.125%, 02/15/05 .........................  3,200                3,212,992
  7.125%, 03/15/07 .........................    250                  250,488
  7.458%, 06/01/25 (e) .....................     67                   69,216
  7.621%, 07/01/25 (e) .....................     97                   99,896
  8.00%, 12/01/09 ..........................    199                  201,220
  8.00%, 06/01/12 ..........................    172                  174,636
  8.00%, 07/01/12 ..........................    237                  239,611
  8.00%, 12/01/12 ..........................    278                  281,078
 Government National Mortgage
  Association:
  6.375%, 06/20/28 .........................    826                  826,103
  6.75%, 07/20/27 ..........................    114                  114,786
  7.125%, 10/20/27 .........................    494                  496,519
  8.00%, TBA ...............................    955                  965,142
 Morgan Stanley Capital One, Inc.,
  Series 1996-WF1, Class X
  1.384%, 11/15/28 (c), (e), (j) ...........  2,571                  134,186
                                                                 -----------
TOTAL MORTGAGE PASS-THROUGH
  SECURITIES
 (Identified cost $25,457,864)..............                      25,723,759
                                                                 -----------
U.S. GOVERNMENT OBLIGATIONS--19.1%
 Resolution Funding Corp. STRIP,
  0.00%, 01/15/21 ..........................     29                    7,606
 United States Treasury Notes:
  3.625%, 07/15/02 .........................  1,972                1,958,626
  5.50%, 08/31/01 ..........................  3,846                3,803,348
  5.875%, 10/31/01 .........................  3,182                3,157,148
 United States Treasury STRIPS:
  0.00%, 11/15/04 ..........................  3,204                2,436,001
  0.00%, 11/15/09 ..........................     39                   21,529
  0.00%, 02/15/11 ..........................  5,480                2,852,340
  0.00%, 11/15/21 ..........................  2,200                  596,178
  0.00%, 11/15/27 ..........................    500                   99,030
                                                                 -----------
TOTAL U.S. GOVERNMENT OBLIGATIONS
 (Identified cost $14,874,632)..............                      14,931,806
                                                                 -----------
REPURCHASE AGREEMENT--1.5%
 State Street Bank and Trust Company,
  6.40%, 07/03/00,
  (Dated 06/30/00, collateralized by
  $1,135,000 United States Treasury
  Note, 7.50%, 02/15/05, with a
  value of $1,221,544) (f)
  (Identified cost $1,196,000)..............  1,196                1,196,000
                                                                 -----------
TOTAL INVESTMENTS
 (Identified cost $86,863,484) (b) ......... 109.4%              $85,572,729
LIABILITIES IN EXCESS OF CASH AND
  OTHER ASSETS .............................  (9.4)               (7,359,104)
                                             ------              -----------
NET ASSETS ................................. 100.0%              $78,213,625
                                             ======              ===========


   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-===============================================================================
THE LAZARD FUNDS, INC.
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------


                                              PRINCIPAL
                                               AMOUNT
DESCRIPTION                                     (000)          VALUE
--------------------------------------------------------------------------------
LAZARD HIGH YIELD PORTFOLIO
CORPORATE BONDS--86.8%
AEROSPACE & DEFENSE--2.6%
 Sabreliner Corp.,
  11.00%, 06/15/08 (c) .................     $    1,465      $1,210,456
 TransDigm, Inc.,
  10.375%, 12/01/08 ....................          1,605       1,380,300
                                                             ----------
                                                              2,590,756
                                                             ----------
AUTOMOTIVE--0.6%
 Budget Group, Inc.,
  9.125%, 04/01/06 .....................            930         595,200
                                                             ----------
BROADCASTING--1.1%
 XM Satellite Radio, Inc.,
  14.00%, 03/15/10 (c) .................          1,215       1,069,200
                                                             ----------
BUILDING & CONSTRUCTION--3.3%
 Amatek Industries PTY, Ltd.,
  12.00%, 02/15/08 .....................          1,785       1,633,275
 Building One Services Corp.,
  10.50%, 05/01/09 .....................            875         743,750
 Dayton Superior Corp.,
  13.00%, 06/15/09 (c) .................            951         939,112
                                                             ----------
                                                              3,316,137
                                                             ----------
CABLE TELEVISION--2.4%
 Adelphia Communications Corp.,
  9.375%, 11/15/09 .....................            900         832,500
 Cable Satisfaction International, Inc.,
  12.75%, 03/01/10 .....................            500         486,250
 LodgeNet Entertainment Corp.,
  10.25%, 12/15/06 .....................            190         182,400
 Ono Finance PLC,
  13.00%, 05/01/09 .....................          1,010         954,450
                                                             ----------
                                                              2,455,600
                                                             ----------
CHEMICALS--3.8%
 Agriculture Minerals & Chemicals,
  10.75%, 09/30/03 .....................          1,290         774,000
 Geo Specialty Chemicals, Inc.,
  10.125%, 08/01/08 ....................          1,025         881,500
 Lyondell Chemical Co.,
  10.875%, 05/01/09 ....................            720         716,400
 Sterling Chemicals, Inc.:
  0.00%, 08/15/08 (e) ..................            680         292,400
  Series A:
  11.25%, 04/01/07 .....................            675         533,250
  11.75%, 08/15/06 .....................            815         660,150
                                                             ----------
                                                              3,857,700
                                                             ----------
COMMERCIAL SERVICES--2.2%
 IT Group, Inc., Series B,
  11.25%, 04/01/09 .....................          1,700       1,521,500
 RailWorks Corp.,
  11.50%, 04/15/09 .....................            730         686,200
                                                             ----------
                                                              2,207,700
                                                             ----------
CONTAINERS--0.6%
 Amtrol, Inc.,
  10.625%, 12/31/06 ....................            700         626,500
                                                             ----------
ELECTRONICS--1.9%
 Flextronics International, Ltd.,
  9.875%, 07/01/10 (c) .................          1,865       1,869,663
                                                             ----------
ENERGY--1.3%
 Orion Power Holdings, Inc.,
  12.00%, 05/01/10 (c) .................          1,295       1,340,325
                                                             ----------
ENTERTAINMENT--3.8%
 Marvel Enterprises, Inc.,
  12.00%, 06/15/09 .....................            730         584,000
 Penn National Gaming, Inc.,
  10.625%, 12/15/04 ....................          1,345       1,466,050
 Production Resource Group LLC,
  11.50%, 01/15/08 .....................          1,250         256,250
 Station Casinos, Inc.,
  9.875%, 07/01/10 (c) .................            780         783,900
 YankeeNets LLC,
  12.75%, 03/01/07 (c) .................            705         669,750
                                                             ----------
                                                              3,759,950
                                                             ----------
EQUIPMENT RENTAL--3.0%
 Neff Corp.,
  10.25%, 06/01/08 .....................            660         409,200
 Penhall International,
  12.00%, 08/01/06 .....................          1,290       1,251,300
 United Rentals, Inc. Series B:
  9.00%, 04/01/09 ......................            800         708,000
  9.25%, 01/15/09 ......................            700         631,750
                                                             ----------
                                                              3,000,250
                                                             ----------
FIBER OPTICS--3.1%
 360networks, Inc.,
  13.00%, 05/01/08 (c) .................          1,025       1,025,000
 FLAG Telecom Holdings, Ltd.,
  11.625%, 03/30/10 ....................            691         670,270
 Metromedia Fiber Network, Inc.:
  10.00%, 12/15/09 .....................            715         704,275
  Series B, 10.00%, 11/15/08 ...........            405         399,937

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
32

================================================================================
THE LAZARD FUNDS, INC.
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

                                               PRINCIPAL
                                                AMOUNT
DESCRIPTION                                      (000)           VALUE
-------------------------------------------------------------------------------
LAZARD HIGH YIELD PORTFOLIO (CONTINUED)
 Williams Communications Group, Inc.,
  10.70%, 10/01/07 ......................          $ 315      $  313,425
                                                              ----------
                                                               3,112,907
                                                              ----------
FOOD & BEVERAGES--1.5%
 Advantica Restaurant Group, Inc.,
  11.25%, 01/15/08 ......................            710         475,700
 Agrilink Foods, Inc.,
  11.875%, 11/01/08 .....................          1,335       1,041,300
                                                              ----------
                                                               1,517,000
                                                              ----------
HEALTHCARE--2.2%
 Dade International, Inc.,
  11.125%, 05/01/06 .....................            190         106,400
 Dynacare, Inc.,
  10.75%, 01/15/06 ......................            325         299,000
 Hanger Orthopedic Group, Inc.,
  11.25%, 06/15/09 ......................            990         861,300
 Tenet Healthcare Corp.,
  9.25%, 09/01/10 (c) ...................            900         906,750
                                                              ----------
                                                               2,173,450
                                                              ----------
INDUSTRIAL--2.2%
 Interpool Capital Trust Series B,
  9.875%, 02/15/27 ......................          1,245         924,201
 URS Corp. Series B,
  12.25%, 05/01/09 ......................          1,270       1,301,750
                                                              ----------
                                                               2,225,951
                                                              ----------
INTERNET SERVICES--2.8%
 FirstWorld Communications, Inc.
  Class B,
  0.00%, 04/15/08 (e) ...................          1,445         664,700
 Globix Corp.,
  12.50%, 02/01/10 ......................            705         585,150
 NorthPoint Communications Group, Inc.,
  12.875%, 02/15/10 (c) .................            520         374,400
 Verio, Inc.:
  10.625%, 11/15/09 .....................            700         776,125
  11.25%, 12/01/08 ......................            340         381,650
                                                              ----------
                                                               2,782,025
                                                              ----------
INTERNET SOFTWARE--3.9%
 Covad Communications Group, Inc.
  Series B,
  12.00%, 02/15/10 ......................          1,085         846,300
 Exodus Communications, Inc.,
  11.625%, 07/15/10 (c) .................          1,650       1,650,000
 PSINet, Inc.,
  10.50%, 12/01/06 ......................          1,505       1,384,600
                                                              ----------
                                                               3,880,900
                                                              ----------
LODGING & ENTERTAINMENT--2.1%
 Courtyard by Marriott II, Ltd. Series B,
  10.75%, 02/01/08 ......................          1,200       1,173,000
 Lodgian Financing Corp. Series B,
  12.25%, 07/15/09 ......................          1,075         861,344
                                                              ----------
                                                               2,034,344
                                                              ----------
MACHINERY--0.7%
 Generac Portable Product, Inc.,
  11.25%, 07/01/06 ......................            830         664,000
                                                              ----------
MANUFACTURING--5.5%
 ASAT Finance LLC,
  12.50%, 11/01/06 (c) ..................            620         669,600
 Foamex L.P.:
  9.875%, 06/15/07 ......................          1,235         940,144
  13.50%, 08/15/05 ......................            415         354,306
 High Voltage Engineering Corp.,
  10.50%, 08/15/04 ......................          1,020         729,300
 Holley Performance Products, Inc.
  Series B,
  12.25%, 09/15/07 ......................          1,010         727,200
 Precision Partners, Inc.,
  12.00%, 03/15/09 ......................          1,000         580,000
 Repap New Brunswick,
  10.625%, 04/15/05 .....................            220         193,600
 Tekni-Plex, Inc.,
  12.75%, 06/15/10 (c) ..................          1,280       1,280,000
                                                              ----------
                                                               5,474,150
                                                              ----------
OIL & GAS--3.7%
 Chesapeake Energy Corp. Series B,
  9.625%, 05/01/05 ......................          1,300       1,270,750
 Comstock Resources, Inc.,
  11.25%, 05/01/07 ......................          1,250       1,270,312
 Plains Resources, Inc.,
  10.25%, 03/15/06 (c) ..................          1,085       1,093,138
 RBF Finance Co.,
  11.00%, 03/15/06 ......................            115         123,194
                                                              ----------
                                                               3,757,394
                                                              ----------
PRINTING--1.7%
 Merrill Corp. Series B,
  12.00%, 05/01/09 ......................          1,168         852,640
 Phoenix Color Corp.,
  10.375%, 02/01/09 .....................            955         859,500
                                                              ----------
                                                               1,712,140
                                                              ----------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

================================================================================
THE LAZARD FUNDS, INC.
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

                                              PRINCIPAL
                                               AMOUNT
DESCRIPTION                                     (000)           VALUE
--------------------------------------------------------------------------------
LAZARD HIGH YIELD PORTFOLIO (CONTINUED)
PUBLISHING--3.2%
 Jostens, Inc.,
  12.75%, 05/01/10 (c) .................         $1,210      $1,191,850
 T/SF Communications Corp. Series B,
  10.375%, 11/01/07 ....................            830         771,900
 WRC Media, Inc.,
  12.75%, 11/15/09 (c) .................          1,300       1,196,000
                                                             ----------
                                                              3,159,750
                                                             ----------
RETAIL--1.7%
 Home Interiors & Gifts, Inc. Series B,
  10.125%, 06/01/08 ....................            710         447,300
 Petro Stopping Centers,
  10.50%, 02/01/07 .....................          1,060         943,400
 Rent-A-Center, Inc.,
  11.00%, 08/15/08 .....................            360         349,200
                                                             ----------
                                                              1,739,900
                                                             ----------
SECURITY--0.7%
 Loomis Fargo & Co.,
  10.00%, 01/15/04 .....................            734         704,640
                                                             ----------
TELECOMMUNICATIONS--19.7%
 Colo.com,
  13.875%, 03/15/10 (c) ................            670         720,250
 Colt Telecom Group PLC,
  0.00%, 12/15/06 (e) ..................          1,335       1,174,800
 Crown Castle International Corp.,
  10.75%, 08/01/11 .....................          1,150       1,167,250
 GT Group Telecom, Inc. Series A,
  0.00%, 02/01/10 (c), (e) .............          1,160         643,800
 Hyperion Telecommunications, Inc.,
  12.00%, 11/01/07 .....................          1,565       1,471,100
 ICG Holdings, Inc.,
  0.00%, 05/01/06 (e) ..................          1,765       1,460,538
 IMPSAT Fiber Networks, Inc.,
  13.75%, 02/15/05 (c) .................            985         856,950
 IPCS, Inc.,
  0.00%, 07/15/10 (c), (e) .............          2,150       1,128,750
 ITC DeltaCom, Inc.:
  9.75%, 11/15/08 ......................            130         123,500
  11.00%, 06/01/07 .....................            880         880,000
 Jazztel PLC,
  14.00%, 04/01/09 .....................            505         459,550
 Leap Wireless International, Inc.,
  12.50%, 04/15/10 (c) .................            456         392,160
 Level 3 Communications, Inc.,
  11.25%, 03/15/10 (c) .................            945         930,825
 MGC Communications, Inc.,
  13.00%, 04/01/10 (c) .................          1,390       1,306,600
 Netia Holdings BV Series B,
  10.25%, 11/01/07 .....................          1,000         825,000
 Nextel Communications, Inc.:
  9.375%, 11/15/09 .....................            495         472,725
  12.00%, 11/01/08 .....................            500         531,250
 Orius Capital Corp.,
  12.75%, 02/01/10 (c) .................          1,310       1,349,300
 Spectrasite Holdings, Inc. Series B,
  0.00%, 03/15/10 (e) ..................          1,700         926,500
 Ubquitel Operating Co.,
  0.00%, 04/15/10 (c), (e) .............          1,259         728,646
 US Unwired, Inc. Series B,
  0.00%, 11/01/09 (e) ..................            600         325,500
 Versatel Telecom International N.V.,
  11.875%, 07/15/09 ....................          1,000         985,000
 Winstar Communications, Inc.,
  12.75%, 04/15/10 (c) .................            935         878,900
                                                             ----------
                                                             19,738,894
                                                             ----------



TELEPHONE--0.9%
 Viatel, Inc.:
  0.00%, 04/15/08 (e) ..................            595         279,650
  11.25%, 04/15/08 .....................            850         629,000
  11.50%, 03/15/09 .....................             40          30,400
                                                             ----------
                                                                939,050
                                                             ----------
TRANSPORTATION & FREIGHT
  SERVICES--1.6%
 North American Van Lines, Inc.,
  13.375%, 12/01/09 (c) ................          1,690       1,588,600
                                                             ----------
WASTE MANAGEMENT--1.6%
 Allied Waste North America, Inc.
  Series B,
  10.00%, 08/01/09 .....................          1,905       1,590,675
                                                             ----------
WHOLESALE/DISTRIBUTION--1.4%
 Buhrmann US, Inc.,
  12.25%, 11/01/09 .....................            620         651,000
 J.H. Heafner, Inc. Series D,
  10.00%, 05/15/08 .....................            615         448,950
 Pentacon, Inc.,
  12.25%, 04/01/09 .....................            635         349,250
                                                             ----------
                                                              1,449,200
                                                             ----------
TOTAL CORPORATE BONDS
 (Identified cost $93,439,767) .........                     86,933,951
                                                             ----------


   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
34

================================================================================
THE LAZARD FUNDS, INC.
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

DESCRIPTION                                  SHARES       VALUE
--------------------------------------------------------------------------------
LAZARD HIGH YIELD PORTFOLIO (CONTINUED)
COMMON STOCKS--0.0%
PUBLISHING--0.0%
 WRC Media, Inc. (c)
  (Identified cost $31,751)..............  1,755      $   1,755
                                                      ---------
PREFERRED STOCKS--7.9%
BROADCASTING--1.5%
 Granite Broadcasting Corp. .............    888        754,800
 Paxson Communications Corp. ............     77        739,200
                                                      ---------
                                                      1,494,000
                                                      ---------
CABLE TELEVISION--1.3%
 Adelphia Communications Corp. .......... 11,450      1,207,975
 Cable Satisfaction International, Inc.,
  Warrants 03/01/10 .....................    500         13,750
 Ono Finance PLC (c) ....................    500         50,000
                                                      ---------
                                                      1,271,725
                                                      ---------
INDUSTRIAL--1.3%
 R&B Falcon Corp. .......................  1,142      1,296,170
                                                      ---------
INTERNET SERVICES--0.0%
 FirstWorld Communications, Inc.,
  Warrants 04/15/08 (c) .................    365         25,550
                                                      ---------
INTERNET SOFTWARE--0.9%
 PSINet, Inc. (c) ....................... 26,355        882,892
                                                      ---------
MANUFACTURING--0.4%
 ASAT Finance LLC, Warrants
  11/01/06 (c) ..........................  1,080        216,000
 High Voltage Engineering Corp. .........    316        221,200
                                                      ---------
                                                        437,200
                                                      ---------
MEDICAL SERVICES--0.0%
 Harborside Healthcare Corp. ............    375         41,625
                                                      ---------
PRINTING--0.0%
 Merrill Corp. Class B, Warrants
  05/01/09 (c) ..........................  1,168             12
                                                      ---------
TELECOMMUNICATIONS--1.3%
 Motient Corp., Warrants
  04/01/08 ..............................  1,345         53,800
 Nextel Communications, Inc. ............  1,245      1,195,025
                                                      ---------
                                                      1,248,825
                                                      ---------
TELEPHONE--1.2%
 NEXTLINK Communications, Inc. .......... 23,468      1,208,602
                                                      ---------
TEXTILES--0.0%
 Globe Holdings, Inc., Warrants
  08/01/09 ..............................    300              3
                                                      ---------


                                        PRINCIPAL
                                          AMOUNT
DESCRIPTION                               (000)         VALUE
--------------------------------------------------------------------------------
TOTAL PREFERRED STOCKS
  (Identified cost $8,548,561) ..........           $  7,906,604
                                                    ------------
REPURCHASE AGREEMENT--6.2%
 State Street Bank and Trust Company,
  6.40%, 07/03/00, (Dated 06/30/00,
  collateralized by $6,530,000
  United States Treasury Note,
  5.375%, 06/30/03, with a value of
  $6,353,690) (Identified cost
  $6,226,000)............................ $6,226       6,226,000
                                                    ------------
TOTAL INVESTMENTS
 (Identified cost $108,246,079) (b) ..... 100.9%    $101,068,310
LIABILITIES IN EXCESS OF CASH AND
  OTHER ASSETS ..........................  (0.9)        (934,080)
                                          ------    ------------
NET ASSETS .............................. 100.0%    $100,134,230
                                          ======    ============


   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

================================================================================
THE LAZARD FUNDS, INC.
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

                                           PRINCIPAL
                                            AMOUNT
DESCRIPTION                                 (000) (H)          VALUE
--------------------------------------------------------------------------------
LAZARD INTERNATIONAL FIXED-INCOME PORTFOLIO
CURRENCY DONOMINATED BONDS--92.9%
ARGENTINA--0.4%
 Republic of Argentina:
  2.807%, 04/01/01 (e) .................       190           $  48,058
  2.807%, 09/01/02 (e) .................        70              42,898
  2.807%, 04/01/07 (e) .................       300             193,605
  2.807%, 04/01/07 (e) ..............USD        90              68,310
                                                             ---------
 TOTAL ARGENTINA .......................                       352,871
                                                             ---------
AUSTRALIA--0.5%
 Commonwealth of Australia,
  8.75%, 08/15/08 ......................       600             417,509
                                                             ---------
AUSTRIA--1.3%
 Republic of Austria:
  4.50%, 09/28/05 ...................JPY    80,000             883,238
  6.25%, 10/16/03 ...................JPY    15,000             166,661
                                                             ---------
 TOTAL AUSTRIA .........................                     1,049,899
                                                             ---------
BERMUDA--0.4%
 FLAG Telecom Holdings Ltd.,
  11.625%, 03/30/10 .................EUR       350             306,578
                                                             ---------
BRAZIL--0.6%
 DB BRL Structured Note,
  0.00%, 10/11/00 ...................USD        78              78,078
 Deutsche Bank NY,
  0.00%, 03/01/01 ...................USD       235             244,329
 Republic of Brazil,
  7.375%, 04/15/24 (e) ..............USD       130             102,219
 Salomon, Inc.,
  0.00%, 12/02/02 (c) ...............USD        95              90,377
                                                             ---------
 TOTAL BRAZIL ..........................                       515,003
                                                             ---------
BULGARIA--0.1%
 Republic of Bulgaria, Series A,
  7.063%, 07/28/24 ..................USD        85              66,937
                                                             ---------
CANADA--3.0%
 Argos Funding Trust,
  5.963%, 02/27/06 (c) .................       250             164,493
 Cable Satisfaction International, Inc.,
  12.75%, 03/01/10 ..................USD       170             165,325
 Molson Breweries Company, Ltd.,
  6.00%, 06/02/08 (c), (f) .............       800             516,119
 North American Capital Corp.,
  8.25%, 11/17/03 (f) ...............GBP       576             890,807
 Province of Quebec,
  5.125%, 01/04/09 ..................EUR       400             358,967
 Quebec Housing,
  8.95%, 05/13/13 ......................       397             324,392
                                                             ---------
 TOTAL CANADA ..........................                     2,420,103
                                                             ---------
CAYMAN ISLANDS--0.6%
 TTB Finance Cayman, Ltd.,
  7.728%, 03/18/07 (e) ..............USD       486             466,560
                                                             ---------
COSTA RICA--0.2%
 Citibank CRC Time Deposit:
  0.00%, 07/26/00 ...................USD        30              30,411
  0.00%, 08/10/00 ...................USD       121             122,319
                                                             ---------
 TOTAL COSTA RICA ......................                       152,730
                                                             ---------
DENMARK--6.3%
 Kingdom of Denmark,
  8.00%, 03/15/06 ......................         4                 567
 Nykreditas AS,
  6.00%, 10/01/29 ......................    17,012           1,993,806
 Unikredit Realkredit,
  7.00%, 10/01/29 (f) ..................    25,016           3,095,113
                                                             ---------
 TOTAL DENMARK .........................                     5,089,486
                                                             ---------
EL SALVADOR--0.1%
 Citibank SVC Time Deposit,
  0.00%, 08/22/00 ...................USD        74              74,651
                                                             ---------
FRANCE--2.8%
 Government of France:
  0.00%, 04/25/23 ...................EUR     6,760           1,751,555
  6.50%, 10/25/06 ...................EUR       480             487,905
                                                             ---------
 TOTAL FRANCE ..........................                     2,239,460
                                                             ---------
GERMANY--9.7%
 Autobahn Tank & Rast,
  6.00%, 10/16/00 ...................DEM       425             207,663
 Brokat Infosystems AG,
  11.50%, 03/31/10 (c) ..............EUR       20              17,949
 Bundesrepublik Deutschland STRIP,
  0.00%, 01/04/24 ...................EUR     4,425           1,153,508
 Core Series 1998-1A, Class B3,
  6.77%, 07/05/15 (c) ...............EUR       400             191,816
 Cybernet Internet Services
  International, Inc.,
  14.00%, 07/01/09 ..................USD        30              25,200
 DePfa Pfandbriefbank AG,
  5.50%, 01/15/10 (c) ...............EUR       270             251,196
 Downey Savings & Loan,
  7.25%, 08/07/07 (f) ...............GBP       630             979,101
 Federal Republic of Germany,
  6.00%, 07/04/07 ...................EUR     1,930           1,926,040

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
36

================================================================================
THE LAZARD FUNDS, INC.
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------


                                            PRINCIPAL
                                             AMOUNT
DESCRIPTION                                 (000) (H)        VALUE
--------------------------------------------------------------------------------
LAZARD INTERNATIONAL FIXED-INCOME PORTFOLIO (CONTINUED)
 Frank Hypobank,
  6.375%, 02/04/08 .................GBP       365           $ 542,589
 Land Hessen,
  6.00%, 11/29/13 ..................EUR       511             514,223
 Landesbank Schleswig-Holstein,
  8.00%, 12/28/06 ..................GBP       250             397,680
 Landwirtschaftliche Rentenbank,
  6.375%, 03/09/05 .................GBP       270             404,043
 LBK Hess Thur Giro,
  9.00%, 09/06/04 ..................GBP       230             373,679
 West LB Finance Curacao NV:
  8.125%, 01/24/07 .................GBP       310             495,636
  8.50%, 06/02/03 ..................GBP       250             392,895
                                                            ---------
 TOTAL GERMANY ........................                     7,873,218
                                                            ---------
GREECE--0.1%
 Republic of Hellenic,
  8.90%, 04/01/03 .....................    21,500              65,000
                                                            ---------
HUNGARY--0.6%
 Republic of Hungary:
  9.50%, 01/12/02 .....................    55,300             201,229
  13.50%, 11/24/01 ....................    77,300             295,044
                                                            ---------
 TOTAL HUNGARY ........................                       496,273
                                                            ---------
IRELAND--0.6%
 Atlas Reinsurance PLC,
  9.83%, 04/04/03 (c) ..............USD       500             499,905
                                                            ---------
ITALY--4.2%
 Films PLC,
  5.541%, 03/31/05 (e) ................ 1,600,000             512,789
 Republic of Italy,
  1.80%, 02/23/10 ..................JPY   286,000           2,715,659
 Societa Sportiva Lazio SpA,
  4.55%, 10/15/07 (e) .................   419,058             204,038
                                                            ---------
 TOTAL ITALY ..........................                     3,432,486
                                                            ---------
JAPAN--5.1%
 Export-Import Bank of Japan,
  4.375%, 10/01/03 (f) ................   234,000           2,460,303
 Nippon Credit Bank, Ltd.,
  1.80%, 07/27/00 .....................    60,000             566,043
 Spires, Ltd.,
  2.48%, 01/23/02 .....................   117,989           1,133,130
                                                            ---------
 TOTAL JAPAN ..........................                     4,159,476
                                                            ---------
LUXEMBOURG--0.1%
 PTC International Finance II SA,
  11.25%, 12/01/09 .................EUR        50              50,146
                                                            ---------
MEXICO--0.2%
 Citibank MXN Linked Deposit,
  0.00%, 12/03/01 ..................USD        85              94,010
 United Mexican States:
  rights 01/01/03 ..................USD         1                   0
  9.875%, 01/15/07 .................USD        95              97,973
                                                            ---------
 TOTAL MEXICO .........................                       191,983
                                                            ---------
MOROCCO--0.0%
 Morocco Restructuring & Consolida-
  tion Agreement,
  5.906%, 01/01/09 (e) .............USD         1                 341
                                                            ---------
NETHERLANDS--2.6%
 Completel Europe NV,
  14.00%, 04/15/10 (c) .............EUR       100              92,129
 Deutsche Telekom
  International Finance,
  6.125%, 07/06/05 .................EUR       930             891,423
 KPNQwest NV,
  7.125%, 06/01/09 .................EUR        85              75,145
 Netia Holdings BV,
  13.75%, 06/15/10 (c) .............EUR       105             101,747
 SWT Finance BV,
  12.50%, 06/01/10 (c) .............EUR       170             163,922
 Tele1 Europe BV,
  13.00%, 05/15/09 .................EUR       115             111,986
 United Pan-Europe
  Communications NV:
  Series B, 0.00%, 11/01/09 (e) ....EUR        90              42,962
  11.25%, 02/01/10 .................EUR        85              71,655
 Versatel Telecom NV,
  11.25%, 03/30/10 (c) .............EUR       170             152,155
 Wolters Kluwer NV,
  5.50%, 09/22/06 ..................EUR       420             387,742
                                                            ---------
 TOTAL NETHERLANDS ....................                     2,090,866
                                                            ---------
NORWAY--0.1%
 Enitel ASA,
  12.50%, 04/15/10 (c) .............EUR        90              83,775
                                                            ---------
PANAMA--0.1%
 Republic of Panama,
  7.063%, 07/17/16 .................USD        82              67,456
                                                            ---------
PERU--0.2%
 Peruvian Central Bank,
  0.00%, 10/17/00 .....................       350              96,227
 Republic of Peru,
  3.75%, 03/07/17 (e) ..............USD       110              66,418
                                                            ---------
 TOTAL PERU ...........................                       162,645
                                                            ---------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

================================================================================
THE LAZARD FUNDS, INC.
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

                                         PRINCIPAL
                                          AMOUNT
DESCRIPTION                              (000) (H)        VALUE
---------------------------------------------------------------------------------
LAZARD INTERNATIONAL FIXED-INCOME PORTFOLIO (CONTINUED)
PHILIPPINES--0.1%
 Republic of Philippines,
  9.875%, 01/15/19 .............USD          83         $   67,753
                                                        ----------
SINGAPORE--0.1%
 Flextronics International Ltd.,
  9.75%, 07/01/10 (c) ..........EUR          80             78,285
                                                        ----------
SOUTH AFRICA--0.4%
 Government of Namibia:
  12.00%, 04/15/02 ................         210             30,288
  12.00%, 04/15/05 ................         210             27,635
 Lesotho Highlands Waters,
  12.00%, 12/01/05 ................         740            100,934
  12.50%, 04/15/02 ................         870            128,096
 South African Roads,
  11.50%, 09/30/05 ................         270             36,180
                                                        ----------
 TOTAL SOUTH AFRICA ...............                        323,133
                                                        ----------
SPAIN--0.5%
 Catalunya Generalitat,
  9.30%, 11/24/03 ..............EUR         402            428,647
                                                        ----------
SOUTH KOREA--0.1%
 Salomon, Inc.:
  0.00%, 11/28/00 (c) ..........USD          85             86,165
  6.95%, 01/10/01 (c) ..........USD          21             21,880
                                                        ----------
 TOTAL SOUTH KOREA ................                        108,045
                                                        ----------
SUPRANATIONAL--20.3%
 European Investment Bank,
  3.00%, 09/20/06 (f) ..........JPY     510,000          5,277,603
 Inter-American Development Bank,
  1.90%, 07/08/09 ..............JPY     295,000          2,826,829
 International Bank for Reconstruc-
  tion and Development:
  2.00%, 02/18/08 (f) ..........JPY     313,000          3,069,674
  4.75%, 12/20/04 ..............JPY     486,000          5,350,100
                                                        ----------
 TOTAL SUPRANATIONAL ..............                     16,524,206
                                                        ----------
SWEDEN--3.2%
 AB Spintab,
  7.50%, 06/15/04 .................       8,600          1,026,154
 Kingdom of Sweden,
  5.00%, 01/15/04 .................       5,600            629,009
 Stadshypotek AB,
  3.50%, 09/15/04 .................       9,000            929,286
                                                        ----------
 TOTAL SWEDEN .....................                      2,584,449
                                                        ----------
TURKEY--0.9%
 Cellco Finance NV:
  12.75%, 08/01/05 (c) .........USD         100            104,250
  15.00%, 08/01/05 .............USD          50             53,750
 Chase TRL Daily Reset 5,
  0.00%, 09/06/00 ..............USD         175            177,413
 CSFB TRL Weekly Reset 5,
  0.00%, 03/09/01 ..............USD         218            226,984
 Turkey Treasury Bills:
  0.00%, 08/16/00 .................       7,700             11,535
  0.00%, 08/23/00 .................     111,300            153,868
                                                        ----------
 TOTAL TURKEY .....................                        727,800
                                                        ----------
UNITED KINGDOM--9.3%
 Avecia Group PLC,
  11.00%, 07/01/09 .............USD         200            196,000
 BAE Systems PLC,
  7.45%, 11/29/03 .................         310            454,989
 Birmingham Midshires Building
  Society,
  9.125%, 01/05/06 ................         300            493,558
 Clondalkin Industries PLC,
  10.625%, 01/15/10 (c) ........EUR         100             98,143
 Coca Cola Enterprises PLC,
  6.75%, 03/12/08 .................         158            232,973
 Colt Telecom Group PLC:
  7.625%, 12/15/09 (c) .........EUR         215            189,866
  8.875%, 11/30/07 (f) .........DEM         500            234,181
 Diamond Holdings PLC,
  10.00%, 02/01/08 ................         145            196,528
 Energis PLC,
  9.50%, 06/15/09 .................         205            299,180
 Esprit Telecom Group PLC,
  11.50%, 12/15/07 .............DEM         200             76,002
 Gala Group Holdings PLC,
  12.00%, 06/01/10 (c) ............         125            195,757
 Hurst Group PLC,
  11.125%, 08/06/08 (c) ...........          25             38,489
 Imperial Tobacco Finance PLC,
  6.375%, 09/27/06 .............EUR         410            380,272



 INEOS Acrylics Finance,
  10.25%, 05/15/10 (c) .........EUR          25             24,691
 IPC Magazines Group PLC:
  0.00%, 03/15/08 (e) .............          60             53,567
  9.625%, 03/15/08 ................          85            111,192
 Jazztel PLC,
  14.00%, 07/15/10 (c) .........EUR         290            279,632
 Ono Finance PLC:
  13.00%, 05/01/09 (f) .........EUR         595            556,686
  14.00%, 07/15/10 .............EUR         340            316,483

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
38

================================================================================
THE LAZARD FUNDS, INC.
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

                                              PRINCIPAL
                                               AMOUNT
DESCRIPTION                                   (000) (H)          VALUE
---------------------------------------- ------------------  -------------------
LAZARD INTERNATIONAL FIXED-INCOME PORTFOLIO (CONTINUED)
 Polestar Corp.,
  10.50%, 05/30/08 .....................          45         $   63,211
 Regional Independent Media:
  0.00%, 07/01/08 (e) ..................          45             50,386
  10.50%, 07/01/08     USD                       280            280,000
 TeleWest Communications PLC:
  0.00%, 04/15/09 (e) ..................          50             43,502
  9.875%, 02/01/10 (c) .................          50             69,413
 United Kingdom Treasury,
  7.50%, 12/07/06 ......................       1,380          2,298,973
 West Coast Train Finance,
  6.00%, 03/31/15 ......................         230            313,212
                                                             ----------
 TOTAL UNITED KINGDOM ..................                      7,546,886
                                                             ----------
UNITED STATES--18.1%
 Airtouch Communications, Inc.,
  5.50%, 07/24/08 (c), (f) ..........DEM       1,200            553,511
 American Standard, Inc.,
  8.25%, 06/01/09 ...................GBP          40             60,542
 Chase Credit Card Master Trust,
  5.00%, 08/15/08 (f) ...............DEM       1,800            823,105
 Citibank Credit Card Master Trust:
  5.125%, 01/16/09 (f) ..............FRF       6,600            907,255
 5.75%, 07/16/07 (f) ................DEM       2,250          1,086,267
 Citicorp,
  6.25%, 09/19/09 (f) ...............DEM       1,020            488,645
 Corning, Inc.,
  5.625%, 02/18/05 (c) ..............EUR         140            131,987
 Countrywide Home Loans, Inc.,
  5.25%, 12/15/05 (f) ...............DEM         800            370,218
 Exodus Communications, Inc.:
  10.75%, 12/15/09 ..................EUR          75             68,738
 11.375%, 07/03/08 (c) ..............EUR         170            162,705
 Federal National Mortgage
  Association,
  2.125%, 10/09/07 ..................JPY     340,000          3,342,161
 Ford Motor Credit Corp.,
  5.25%, 06/16/08 ...................DEM         572            261,202
 General Motors Acceptance Corp.
  Swift Trust 1999-1,
  5.00%, 01/18/05 (c) ...............EUR         370            341,494
 Household Finance Corp.,
  6.25%, 04/30/07 ...................FRF       2,200            320,862
 International Business Machines
  Corp.,
  0.90%, 04/14/03 (f) ...............JPY      72,000            673,755
 MBNA:
  5.125%, 04/21/08 (f) ..............DEM       1,880            869,277
  6.00%, 05/21/07 ...................NLG       3,800          1,649,314
 Merrill Lynch & Company, Inc.,
  5.375%, 01/04/09 ..................DEM         830            379,016
 7.375%, 12/17/07 ...................GBP         231            354,839
 NTL Communications Corp.:
  Series B, 9.25%, 11/15/06 .........EUR         235            197,993
  11.50%, 11/15/09 ..................EUR          50             26,732
 Resolution Funding Corp. STRIP,
  0.00%, 01/15/21 ......................         824            216,127
 Silgan Holdings, Inc.,
  13.25%, 07/15/06 .....................           1              1,068
 United States Treasury Bills:
  5.83%, 11/09/00 ......................         100             97,878
  5.864%, 02/01/01 .....................          79             76,233
 United States Treasury Notes:
  5.50%, 08/31/01 ......................         331            327,329
 5.875%, 10/31/01 ......................         274            271,860
 United States Treasury STRIP,
  0.00%, 11/15/04 ......................         750            570,225
 Viatel, Inc.,
  12.75%, 04/15/08 (c) ..............EUR          45             39,525
                                                             ----------
 TOTAL UNITED STATES ...................                     14,669,863
                                                             ----------
TOTAL CURRENCY DENOMINATED
  BONDS
  (Identified cost $75,751,652).........                     75,384,424
                                                             ----------
                                             SHARES
                                           -----------
PREFERRED STOCKS--0.0%
CANADA--0.0%
 Cable Satisfaction International, Inc.,
  Warrants 03/01/10 ....................         170              4,675
                                                             ----------
UNITED KINGDOM--0.0%
 Avecia Group PLC ......................         350              8,925
                                                             ----------
TOTAL PREFERRED STOCKS
  (Identified cost $15,451).............                         13,600
                                                             ----------



                                            PRINCIPAL
                                             AMOUNT
                                             (000)
                                           -----------
DISCOUNT NOTES--6.2%
 Federal Agricultural Mortgage Corp.,
  6.05%, 07/05/00 ......................     $   100             99,933
 Federal Home Loan Bank:
  5.77%, 12/22/00 ......................         100             97,211
  5.80%, 08/08/00 ......................         100             99,388
  5.94%, 01/12/01 ......................         100             96,783
  6.07%, 07/26/00 ......................         300            298,735


   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

================================================================================
THE LAZARD FUNDS, INC.
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

                                            PRINCIPAL
                                             AMOUNT
DESCRIPTION                                   (000)          VALUE
--------------------------------------------------------------------------------
LAZARD INTERNATIONAL FIXED-INCOME PORTFOLIO (CONTINUED)
  6.09%, 03/08/01 .........................    $170        $ 162,810
  6.11%, 03/13/01 .........................     172          164,556
  6.11%, 03/16/01 .........................     230          219,929
  6.12%, 09/27/00 .........................     100           98,504
  6.22%, 03/23/01 .........................      45           42,940
  6.31%, 07/05/00 .........................     111          110,922
  6.35%, 08/14/00 .........................     100           99,224
  6.39%, 08/07/00 .........................     110          109,375
  6.39%, 09/19/00 .........................     100           98,580
  6.42%, 07/28/00 .........................     100           99,518
  6.42%, 09/05/00 .........................     100           98,823
  6.45%, 12/06/00 .........................     210          204,055
  6.48%, 11/06/00 .........................     100           97,696
  6.51%, 06/04/01 .........................     100           93,888
 Federal Home Loan Mortgage Corp.:
  5.51%, 11/13/00 .........................     100           97,934
  6.02%, 07/13/00 .........................       2            1,996
  6.16%, 07/13/00 .........................     204          203,581
  6.38%, 08/03/00 .........................      77           76,550
  6.415%, 08/15/00 ........................     255          252,955
  6.48%, 09/21/00 .........................     192          189,304
 Federal National Mortgage
  Association:
  5.20%, 07/07/00 .........................     100           99,913
  5.82%, 12/29/00 .........................     100           97,074
  5.83%, 08/10/00 .........................     100           99,352
  5.89%, 09/28/00 .........................     150          147,727
  6.01%, 07/06/00 .........................     120          119,900
  6.05%, 07/20/00 .........................     100           99,681
  6.08%, 07/20/00 .........................     110          109,647
  6.30%, 07/10/00 .........................     215          214,661
  6.37%, 07/11/00 .........................     125          124,779
  6.40%, 07/17/00 .........................      50           49,858
  6.41%, 08/14/00 .........................     100           99,216
  6.41%, 08/21/00 .........................     129          127,829
  6.51%, 08/24/00 .........................     140
  6.52%, 08/31/00 .........................     110          108,785
  6.63%, 11/16/00 .........................     165          160,806
                                                         -----------
TOTAL DISCOUNT NOTES
 (Identified cost $5,013,051)..............                5,013,051
                                                         -----------
REPURCHASE AGREEMENT--0.4%
 State Street Bank and Trust Company,
  6.40%, 07/03/00, (Dated 06/30/00,
  collateralized by $380,000 United
  States Treasury Note, 5.375%,
  06/30/03, with a value of $369,740)
  (f) (Identified cost $358,000)...........   $ 358      $   358,000
                                                         -----------
TOTAL INVESTMENTS
 (Identified cost $81,138,154) (b).........    99.5%     $80,769,075
CASH AND OTHER ASSETS IN EXCESS OF
  LIABILITIES .............................     0.5          422,316
                                              -----      -----------
NET ASSETS ................................   100.0%     $81,191,391
                                              =====      ===========





   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
40

================================================================================
THE LAZARD FUNDS, INC.
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------
LAZARD INTERNATIONAL FIXED-INCOME PORTFOLIO (CONTINUED)
Forward Foreign Currency Contracts open at June 30, 2000:


       Forward                                          U.S. $ Cost         U.S. $
  Foreign Currency      Expiration       Foreign      on Origination       Current        Unrealized       Unrealized
 Purchase Contracts        Date         Currency           Date             Value        Appreciation     Depreciation
--------------------   ------------   ------------   ----------------   -------------   --------------   -------------
           ARS           10/18/00         320,075       $   310,000      $   318,388       $  8,388          $   --
           ARS           10/24/00          23,361            23,000           23,224            224              --
           ARS           10/31/00          93,242            92,000           92,621            621              --
           ARS            11/6/00          56,980            56,000           56,573            573              --
           ARS            12/6/00         213,045           210,000          210,936            936              --
           ARS            3/28/01         113,905           110,000          110,997            997              --
           ARS            5/16/01          74,830            70,000           72,334          2,334              --
           AUD            7/28/00         216,020           128,883          129,250            367              --
           BRL            7/24/00          60,000            32,232           33,005            773              --
           BRL            7/24/00         118,000            64,906           64,910              4              --
           BRL            7/31/00          36,850            20,000           20,225            225              --
           BRL             8/4/00          84,870            45,000           46,532          1,532              --
           CAD            7/28/00         868,142           590,244          587,007             --           3,237
           CAD            7/28/00       1,600,373         1,088,060        1,082,116             --           5,944
           CAD            7/28/00         671,679           456,000          454,166             --           1,834
           CHF            7/28/00         910,295           549,994          559,584          9,590              --
           CHF            7/28/00         148,366            91,000           91,205            205              --
           CLP            7/31/00      43,000,000            81,209           79,615             --           1,594
           CLP             8/1/00      26,430,000            50,000           48,929             --           1,071
           CLP             8/3/00      13,352,500            25,000           24,713             --             287
           CLP            8/30/00      72,500,400           137,000          133,740             --           3,260
           CNY             7/5/00         423,642            51,000           51,158            158              --
           CNY            7/10/00         955,351           115,000          115,336            336              --
           CNY            8/18/00         451,856            54,000           54,436            436              --
           CNY             9/5/00         691,124            83,000           83,195            195              --
           CZK            7/17/00       2,290,000            62,860           61,526             --           1,334
           CZK             8/3/00       3,230,000            81,168           86,837          5,669              --
           CZK            8/14/00         730,000            20,278           19,634             --             644
           CZK            8/18/00       3,368,736            93,098           90,621             --           2,477
           CZK            10/4/00       3,385,000            89,991           91,254          1,263              --
           CZK            2/22/01       2,840,000            79,032           77,000             --           2,032
           CZK             6/7/01       1,745,000            46,323           47,474          1,151              --
           CZK            6/12/01       3,190,000            85,979           86,801            822              --
           DKK            7/28/00       1,507,523           193,000          193,153            153              --
           EUR             7/3/00         155,628           147,897          148,607            710              --
           EUR            7/28/00          19,725            18,956           18,866             --              90
           EUR            7/28/00          25,000            24,148           23,912             --             236
           EUR            7/28/00          12,494            12,039           11,950             --              89
           EUR            7/28/00          53,132            51,401           50,819             --             582
           EUR            7/28/00         180,642           171,000          172,777          1,777              --
           EUR            7/28/00      15,575,791        14,733,920       14,897,643        163,723              --
           EUR            7/28/00          58,223            53,321           55,687          2,366              --
           EUR            7/28/00         276,778           250,000          264,728         14,728              --
           EUR            7/28/00          70,922            64,000           67,834          3,834              --
           EUR            7/28/00          82,750            74,723           79,147          4,424              --
           EUR            7/28/00          64,956            58,308           62,128          3,820              --
           EUR            7/28/00          62,774            57,200           60,041          2,841              --
           EUR            7/28/00         101,950            93,000           97,511          4,511              --
           EUR            7/28/00          47,247            42,650           45,190          2,540              --
           EUR            7/28/00          13,110            12,000           12,539            539              --

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
                                                                              41

================================================================================
THE LAZARD FUNDS, INC.
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------
LAZARD INTERNATIONAL FIXED-INCOME PORTFOLIO (CONTINUED)


       Forward                                            U.S. $ Cost        U.S. $
  Foreign Currency      Expiration        Foreign       on Origination       Current       Unrealized       Unrealized
 Purchase Contracts        Date          Currency            Date             Value       Appreciation     Depreciation
--------------------   ------------   --------------   ----------------   ------------   --------------   -------------
          EUR             7/28/00           43,469        $   39,820       $   41,576        $ 1,756         $    --
          EUR             7/28/00           16,438            14,746           15,722            976              --
          EUR             7/28/00          280,338           251,715          268,132         16,417              --
          EUR             7/28/00          469,971           421,987          449,509         27,522              --
          EUR             7/28/00           18,146            16,381           17,356            975              --
          EUR             7/28/00          105,669            96,000          101,068          5,068              --
          EUR             7/28/00        1,277,726         1,170,142        1,222,096         51,954              --
          EUR             7/28/00           37,303            33,947           35,678          1,731              --
          EUR             7/28/00           77,264            70,519           73,900          3,381              --
          EUR             7/28/00           55,156            51,516           52,755          1,239              --
          EUR             7/28/00          103,993            98,807           98,891             84              --
          EUR             7/28/00        5,570,719         5,327,000        5,328,177          1,177              --
          EUR             7/28/00           50,668            48,697           48,462             --             235
          EUR             7/28/00          244,326           235,000          233,688             --           1,312
          EUR             7/28/00          199,090           190,251          190,422            171              --
          EUR             7/28/00          761,586           728,000          728,427            427              --
          EUR             7/28/00           50,725            48,442           48,516             74              --
          EUR             7/28/00           11,384            11,000           10,888             --             112
          EUR             7/28/00           37,139            35,883           35,522             --             361
          EUR             7/28/00           30,984            29,924           29,635             --             289
          EUR             7/28/00           79,763            76,341           76,290             --              51
          EUR             7/28/00           33,156            31,434           31,712            278              --
          EUR             7/28/00           80,095            75,908           76,608            700              --
          EUR             7/28/00           24,134            22,759           23,084            325              --
          GBP             7/28/00          108,007           171,597          163,515             --           8,082
          GBP             7/28/00           11,146            17,729           16,874             --             855
          GBP             7/28/00           52,200            82,452           79,027             --           3,425
          GBP             7/28/00          961,005         1,517,234        1,454,899             --          62,335
          GBP             7/28/00           91,868           144,784          139,082             --           5,702
          GBP             7/28/00            8,887            13,269           13,455            186              --
          GBP             7/28/00          238,716           353,460          361,401          7,941              --
          GBP             7/28/00          125,576           185,601          190,114          4,513              --
          GBP             7/28/00          315,858           473,045          478,189          5,144              --
          GBP             7/28/00           37,950            56,834           57,454            620              --
          GBP             7/28/00          117,300           175,067          177,585          2,518              --
          GBP             7/28/00           98,464           149,665          149,068             --             597
          GBP             7/28/00           69,300           105,958          104,916             --           1,042
          GBP             7/28/00           61,130            93,125           92,546             --             579
          GBP             7/28/00          565,464           856,000          856,076             76              --
          GBP             7/28/00           63,581            96,000           96,257            257              --
          GBP             7/28/00           45,866            69,382           69,439             57              --
          GRD              7/3/00       52,400,000           145,241          148,494          3,253              --
          GRD              7/5/00       40,300,000           111,228          114,195          2,967              --
          GRD             7/31/00       30,000,000            83,623           84,912          1,289              --
          GRD              8/3/00       52,450,000           147,859          148,441            582              --
          GRD              8/7/00      355,800,000         1,008,789        1,006,833             --           1,956
          GRD             8/21/00       45,500,000           128,578          128,696            118              --
          HUF              8/4/00        8,290,230            29,000           30,312          1,312              --
          IDR             7/24/00      849,557,000           109,268           96,722             --          12,546
          IDR              8/4/00      849,240,000           105,000           96,522             --           8,478
          ILS            11/20/00          700,000           166,965          169,463          2,498              --

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
42

================================================================================
THE LAZARD FUNDS, INC.
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------
LAZARD INTERNATIONAL FIXED-INCOME PORTFOLIO (CONTINUED)

       Forward                                            U.S. $ Cost        U.S. $
  Foreign Currency      Expiration        Foreign       on Origination       Current       Unrealized       Unrealized
 Purchase Contracts        Date          Currency            Date             Value       Appreciation     Depreciation
--------------------   ------------   --------------   ----------------   ------------   --------------   -------------
           ILS           11/20/00          225,000        $   54,459       $   54,470        $    11         $    --
           ILS             3/9/01          184,185            45,000           44,288             --             712
           ILS            3/28/01          186,345            45,000           44,757             --             243
           INR            7/21/00        4,638,900           105,000          103,353             --           1,647
           INR             8/4/00        3,220,760            73,000           71,572             --           1,428
           INR            8/14/00        3,758,700            85,000           83,432             --           1,568
           JPY            7/28/00        1,400,235            13,802           13,267             --             535
           JPY            7/28/00        3,634,813            35,542           34,440             --           1,102
           JPY            7/28/00        1,427,152            13,722           13,522             --             200
           JPY            7/28/00      119,709,440         1,150,223        1,134,247             --          15,976
           JPY            7/28/00      116,516,186         1,120,133        1,103,991             --          16,142
           JPY            7/28/00       37,620,180           351,000          356,451          5,451              --
           JPY            7/28/00        4,398,685            41,117           41,678            561              --
           JPY            7/28/00       28,846,800           270,000          273,323          3,323              --
           JPY            7/28/00        3,040,385            28,726           28,807             81              --
           JPY            7/28/00       34,234,650           321,000          324,373          3,373              --
           JPY            7/28/00       11,700,640           112,000          110,864             --           1,136
           JPY            7/28/00      479,968,830         4,531,000        4,547,703         16,703              --
           JPY            7/28/00       54,995,316           519,000          521,080          2,080              --
           JPY            7/28/00       10,479,600           100,000           99,294             --             706
           JPY            7/28/00       11,505,450           110,000          109,014             --             986
           KES             7/3/00        1,200,000            15,968           15,390             --             578
           KES            7/14/00        2,835,000            37,715           36,315             --           1,400
           KES             8/8/00        1,600,000            21,291           20,450             --             841
           KES            9/29/00        2,300,000            29,307           29,144             --             163
           KRW            7/26/00      159,523,200           144,000          142,933             --           1,067
           KRW            7/26/00      172,832,400           156,000          154,858             --           1,142
           KRW            8/14/00       95,924,400            86,000           85,910             --              90
           KRW            8/14/00      111,850,000           100,000          100,173            173              --
           MXN            10/3/00        1,500,000           151,745          148,071             --           3,674
           MXN            10/3/00          460,680            44,000           45,475          1,475              --
           MXN           11/13/00          918,900            90,000           89,694             --             306
           MXN           12/29/00          633,247            59,000           61,048          2,048              --
           MXN           12/29/00          651,900            60,000           62,846          2,846              --
           MXN            1/24/01          400,000            37,555           38,315            760              --
           MXN            4/16/01          286,796            28,000           26,934             --           1,066
           PEN             8/8/00          181,135            50,000           51,434          1,434              --
           PEN            8/11/00          286,800            80,000           81,371          1,371              --
           PEN            8/11/00          107,550            30,000           30,514            514              --
           PEN            9/26/00          355,120           100,000           99,473             --             527
           PHP             7/6/00        1,539,200            37,000           35,303             --           1,697
           PHP            7/13/00        2,659,200            64,000           60,730             --           3,270
           PHP            7/13/00        8,506,800           204,000          194,275             --           9,725
           PHP             9/5/00        1,517,250            35,000           33,786             --           1,214
           PLN             7/3/00          400,000            91,293           91,772            479              --
           PLN             7/5/00          150,414            33,000           34,488          1,488              --
           PLN             7/5/00          244,586            55,880           56,080            200              --
           PLN             7/6/00          724,029           167,000          165,955             --           1,045
           PLN            7/10/00          546,000           124,274          124,989            715              --
           PLN            7/13/00          932,256           213,111          213,205             94              --
           PLN           10/12/00          369,359            83,002           82,198             --             804

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

================================================================================
THE LAZARD FUNDS, INC.
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------
LAZARD INTERNATIONAL FIXED-INCOME PORTFOLIO (CONTINUED)

       Forward                                          U.S. $ Cost         U.S. $
  Foreign Currency      Expiration       Foreign      on Origination        Current        Unrealized       Unrealized
 Purchase Contracts        Date         Currency           Date              Value        Appreciation     Depreciation
--------------------   ------------   ------------   ----------------   --------------   --------------   -------------
           PLN           10/31/00         248,076       $    54,000      $    54,899        $    899         $     --
           PLN            3/12/01         778,855           170,000          166,038              --            3,962
           PLN            3/21/01       1,035,000           230,538          220,103              --           10,435
           SEK            7/28/00       3,618,884           413,629          411,218              --            2,411
           SEK            7/28/00       1,422,552           164,000          161,646              --            2,354
           SKK            7/17/00       2,400,000            50,415           53,654           3,239               --
           SKK            9/12/00       1,490,000            33,653           33,242              --              411
           SKK            9/19/00       3,250,000            73,405           72,491              --              914
           SKK            9/19/00         600,000            13,360           13,383              23               --
           SKK           11/20/00       2,982,455            67,067           66,414              --              653
           SKK             3/9/01       1,700,000            38,104           37,729              --              375
           SKK            3/20/01       5,910,000           134,996          131,115              --            3,881
           SKK            3/20/01       1,600,000            36,552           35,497              --            1,055
           SKK            3/22/01       1,700,000            38,871           37,713              --            1,158
           THB            7/10/00       4,382,480           116,000          111,897              --            4,103
           THB             9/5/00       1,922,760            49,000           49,163             163               --
           THB             9/5/00       2,434,740            62,000           62,254             254               --
           TWD            8/21/00       4,770,900           155,000          155,193             193               --
           TWD            9/25/00       3,437,280           112,000          111,991              --                9
           VEB            9/26/00      64,262,000            92,000           91,158              --              842
                                                        -----------      -----------        --------         --------
Total Forward Foreign Currency Purchase Contracts       $50,530,247      $50,734,328        $440,302         $236,221
                                                        ===========      ===========        ========         ========









   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
44

================================================================================
THE LAZARD FUNDS, INC.
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------
LAZARD INTERNATIONAL FIXED-INCOME PORTFOLIO (CONTINUED)

      Forward                                         U.S. $ Cost        U.S. $
 Foreign Currency     Expiration       Foreign      on Origination       Current       Unrealized       Unrealized
  Sale Contracts         Date         Currency           Date             Value       Appreciation     Depreciation
------------------   ------------   ------------   ----------------   ------------   --------------   -------------
         ARS           10/18/00         260,000       $  256,663       $  258,629        $   --          $  1,966
         ARS           10/24/00          61,380           60,000           61,020            --             1,020
         ARS            3/28/01         113,905          110,373          110,997            --               624
         ARS            5/16/01          74,830           71,883           72,335            --               452
         BRL            7/24/00          60,000           32,051           33,005            --               954
         CHF            7/28/00         246,367          148,948          151,449            --             2,501
         CZK            8/18/00       2,950,000           79,778           79,356           422                --
         DKK            7/28/00         866,602          109,558          111,034            --             1,476
         DKK            7/28/00       8,607,752        1,087,730        1,102,877            --            15,147
         DKK            7/28/00       3,920,604          471,794          502,332            --            30,538
         DKK            7/28/00      12,769,213        1,536,035        1,636,068            --           100,033
         DKK            7/28/00       6,146,618          792,550          787,542         5,008                --
         EUR             7/3/00         154,917          145,241          147,929            --             2,688
         EUR            7/17/00          55,467           50,415           53,014            --             2,599
         EUR            7/28/00           5,601            5,356            5,358            --                 2
         EUR            7/28/00          89,347           85,436           85,457            --                21
         EUR            7/28/00       1,910,555        1,807,385        1,827,372            --            19,987
         EUR            7/28/00       1,198,990        1,132,986        1,146,788            --            13,802
         EUR            7/28/00       2,725,747        2,579,102        2,607,072            --            27,970
         EUR            7/28/00         118,093          108,226          112,951            --             4,725
         EUR            7/28/00          36,133           33,000           34,560            --             1,560
         EUR            7/28/00         228,008          210,000          218,081            --             8,081
         EUR            7/28/00          50,000           45,790           47,823            --             2,033
         EUR            7/28/00          32,718           30,000           31,294            --             1,294
         EUR            7/28/00         120,244          110,132          115,009            --             4,877
         EUR            7/28/00          44,000           39,497           42,085            --             2,588
         EUR            7/28/00          70,324           63,440           67,263            --             3,823
         EUR            7/28/00          83,627           75,084           79,985            --             4,901
         EUR            7/28/00          71,439           65,000           68,328            --             3,328
         EUR            7/28/00         134,845          123,461          128,974            --             5,513
         EUR            7/28/00          27,750           25,918           26,542            --               624
         EUR            7/28/00         112,766          106,000          107,856            --             1,856
         EUR            7/28/00          39,378           37,495           37,664            --               169
         EUR            7/28/00          79,288           76,115           75,835           280                --
         EUR            7/28/00         281,281          271,181          269,035         2,146                --
         EUR            7/28/00         155,829          148,755          149,045            --               290
         EUR            7/28/00       2,555,419        2,441,703        2,444,160            --             2,457
         EUR            7/28/00         868,343          836,214          830,536         5,678                --
         EUR            7/28/00         340,815          328,000          325,976         2,024                --
         EUR            7/28/00          88,894           85,000           85,023            --                23
         EUR            7/28/00         232,630          225,000          222,502         2,498                --
         EUR            7/28/00          82,035           79,327           78,463           864                --
         EUR            7/28/00          19,967           18,819           19,098            --               279
         EUR            7/28/00         340,000          319,974          325,197            --             5,223
         EUR            7/28/00         125,675          118,848          120,203            --             1,355
         EUR            7/28/00          60,324           57,000           57,697            --               697
         EUR            7/28/00          49,726           46,872           47,561            --               689
         EUR            7/28/00          72,850           69,372           69,679            --               307
         EUR            7/28/00          54,834           52,284           52,446            --               162
         EUR            7/28/00         460,000          438,357          439,972            --             1,615
         EUR            7/28/00          31,964           30,588           30,572            16                --

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

================================================================================
THE LAZARD FUNDS, INC.
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------
LAZARD INTERNATIONAL FIXED-INCOME PORTFOLIO (CONTINUED)

      Forward                                           U.S. $ Cost        U.S. $
 Foreign Currency     Expiration        Foreign       on Origination       Current       Unrealized       Unrealized
  Sale Contracts         Date          Currency            Date             Value       Appreciation     Depreciation
------------------   ------------   --------------   ----------------   ------------   --------------   -------------
         EUR             8/3/00           88,539        $   81,168       $   84,715       $     --         $ 3,547
         EUR             8/3/00          155,292           147,859          148,585             --             726
         EUR            8/14/00           20,289            20,278           19,425            853              --
         EUR            9/12/00           34,813            33,653           33,386            267              --
         EUR            9/19/00           76,534            73,405           73,429             --              24
         EUR            9/19/00           14,144            13,360           13,570             --             210
         EUR            10/4/00           92,950            89,990           89,260            730              --
         EUR           11/20/00           62,908            67,067           60,573          6,494              --
         EUR             3/9/01           38,814            38,104           37,597            507              --
         EUR            3/20/01          136,034           134,996          131,845          3,151              --
         EUR            3/20/01           36,832            36,551           35,698            853              --
         EUR            3/22/01           39,089            38,871           37,890            981              --
         EUR             6/7/01           48,149            46,323           46,863             --             540
         EUR            6/12/01           87,522            85,979           85,208            771              --
         GBP            7/28/00           77,350           122,891          117,103          5,788              --
         GBP            7/28/00           15,475            24,586           23,428          1,158              --
         GBP            7/28/00          269,480           425,368          407,975         17,393              --
         GBP            7/28/00        1,274,865         2,012,348        1,930,062         82,286              --
         GBP            7/28/00        2,041,808         3,222,892        3,091,165        131,727              --
         GBP            7/28/00           44,423            69,000           67,254          1,746              --
         GBP            7/28/00           49,125            72,214           74,372             --           2,158
         GBP            7/28/00          425,000           627,916          643,422             --          15,506
         GBP            7/28/00          972,523         1,471,427        1,472,336             --             909
         GBP            7/28/00          140,449           212,709          212,630             79              --
         GBP            7/28/00          149,290           225,278          226,015             --             737
         GBP            7/28/00           49,469            75,000           74,893            107              --
         GBP            7/28/00           40,302            60,490           61,014             --             524
         GBP            7/28/00           13,245            20,000           20,052             --              52
         GRD             7/3/00       52,400,000           147,897          148,494             --             597
         GRD             7/5/00       40,300,000           114,407          114,194            213              --
         IDR            7/24/00      849,557,000           100,183           96,722          3,461              --
         IDR             8/4/00      849,240,000           101,462           96,522          4,940              --
         JPY            7/28/00      121,749,171         1,170,136        1,153,573         16,563              --
         JPY            7/28/00       10,100,947            97,087           95,706          1,381              --
         JPY            7/28/00        1,123,050            10,780           10,641            139              --
         JPY            7/28/00       51,228,150           474,555          485,387             --          10,832
         JPY            7/28/00        7,394,800            70,000           70,066             --              66
         JPY            7/28/00      106,671,600           100,000          101,113             --           1,113
         JPY            7/28/00          726,225             6,900            6,881             19              --
         JPY            7/28/00       61,747,230           588,854          585,055          3,799              --
         JPY            7/28/00        8,162,924            77,000           77,344             --             344
         JPY            7/28/00      348,588,213         3,289,468        3,302,872             --          13,404
         JPY            7/28/00       10,595,000           100,000          100,388             --             388
         JPY            7/28/00        6,135,941            58,100           58,138             --              38
         JPY            7/28/00        2,356,570            22,473           22,328            145              --
         JPY            7/28/00        1,576,988            15,000           14,942             58              --
         KES             7/3/00        1,200,000            15,434           15,390             44              --
         KRW            7/26/00       99,598,400            88,000           89,240             --           1,240
         MXN            1/24/01          400,000            39,555           38,315          1,240              --
         PHP            7/13/00        3,892,050            93,000           88,885          4,115              --
         PLN             7/3/00          400,000            90,868           91,773             --             905

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
46

================================================================================
THE LAZARD FUNDS, INC.
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------
LAZARD INTERNATIONAL FIXED-INCOME PORTFOLIO (CONTINUED)

      Forward                                         U.S. $ Cost         U.S. $
 Foreign Currency     Expiration       Foreign      on Origination        Current        Unrealized       Unrealized
  Sale Contracts         Date         Currency           Date              Value        Appreciation     Depreciation
------------------   ------------   ------------   ----------------   --------------   --------------   -------------
        PLN              7/5/00        395,000        $    89,677      $    90,568        $     --         $    891
        PLN              7/6/00        724,029            168,320          165,955           2,365               --
        PLN             7/13/00        932,256            220,574          213,205           7,369               --
        PLN            10/12/00        369,359             85,293           82,198           3,095               --
        PLN            10/31/00        248,076             57,023           54,899           2,124               --
        SEK             7/28/00      4,326,216            494,453          491,593           2,860               --
        SEK             7/28/00      1,088,325            124,238          123,668             570               --
        SEK             7/28/00        803,894             91,841           91,348             493               --
        SEK             7/28/00      9,995,678          1,165,595        1,135,820          29,775               --
                                                      -----------      -----------        --------         --------
Total Forward Foreign Currency Sale Contracts         $36,197,632      $36,174,037        $358,595         $335,000
                                                      ===========      ===========        ========         ========

Gross unrealized appreciation/depreciation from Forward Foreign Currency Contracts        $798,897         $571,221
                                                                                          ========         ========











   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

================================================================================
THE LAZARD FUNDS, INC.
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------
                                          PRINCIPAL
                                           AMOUNT
DESCRIPTION                               (000) (H)               VALUE
--------------------------------------------------------------------------------
LAZARD STRATEGIC YIELD PORTFOLIO
CURRENCY DENOMINATED BONDS--73.5%
ARGENTINA--1.4%
 Mastellone Hermanos SA,
  11.75%, 04/01/08 (f) ..............USD       456             $  342,000
 Republic of Argentina:
  2.807%, 04/01/01 (e) .................     4,120              1,042,099
  2.807%, 09/01/02 (e) .................     1,870              1,145,994
  2.807%, 04/01/07 (e) .................     2,445              1,577,877
  2.807%, 04/01/07 (e) ..............USD       365                277,035
                                                               ----------
 TOTAL ARGENTINA .......................                        4,385,005
                                                               ----------
AUSTRALIA--0.3%
 Amatek Industries PTY, Ltd.,
  12.00%, 02/15/08 (f) ..............USD     1,000                915,000
                                                               ----------
BERMUDA--0.3%
 FLAG Telecom Holdings Ltd.,
  11.625%, 03/30/10 .................EUR     1,155              1,011,708
                                                               ----------
BRAZIL--1.7%
 DB BRL Structured Note,
  17.65%, 10/11/00 ..................USD       284                284,284
 Deutsche Bank NY,
  0.00%, 03/01/01 (f) ...............USD     2,985              3,103,504
 Republic of Brazil,
  7.375%, 04/15/24 (e) ..............USD     1,265                994,669
 Salomon, Inc.,
  0.00%, 12/02/02 (c) ...............USD       895                847,475
                                                               ----------
 TOTAL BRAZIL ..........................                        5,229,932
                                                               ----------
BULGARIA--0.2%
 Republic of Bulgaria, Series A,
  7.063%, 07/28/24 ..................USD       850                669,375
                                                               ----------
CANADA--1.9%
 360networks, Inc.,
  13.00%, 05/01/08 (c) ..............USD       785                785,000
 Argos Funding Trust,
  5.963%, 02/27/06 (c), (f) ............     1,000                657,973
 Cable Satisfaction International, Inc.,
  12.75%, 03/01/10 ..................USD       540                525,150
 Dynacare, Inc.,
  10.75%, 01/15/06 (f) ..............USD     1,087              1,000,040
 GT Group Telecom, Inc.,
  0.00%, 02/01/10 (c), (e), (f) .....USD       775                430,125
 Molson Breweries Company, Ltd.,
  6.00%, 06/02/08 (c), (f) .............       629                405,798
 North American Capital Corp.,
  8.25%, 11/17/03 (f) ...............GBP     1,225              1,894,510
 Repap Enterprises, Inc.,
  10.625%, 04/15/05                  USD       150                132,000
                                                               ----------
 TOTAL CANADA ..........................                        5,830,596
                                                               ----------
CAYMAN ISLANDS--1.1%
 Residential Reinsurance,
  10.94%, 06/01/01 (c) ..............USD       560                558,600
 Seismic, Ltd.,
  10.79%, 01/01/02 (c), (f) .........USD       890                890,000
 TTB Finance Cayman, Ltd.,
  7.728%, 03/18/07 (e), (f) .........USD     1,926              1,848,960
                                                               ----------
 TOTAL CAYMAN ISLANDS ..................                        3,297,560
                                                               ----------
COSTA RICA--0.6%
 Citibank CRC Linked Deposit,
  14.50%, 07/18/00 ..................USD        77                 78,247
 Citibank CRC Time Deposit:
  0.00%, 08/10/00 ...................USD       705                712,685
  14.00%, 07/03/00 ..................USD       855                865,260
  14.00%, 07/26/00 ..................USD       275                278,767
                                                               ----------
 TOTAL COSTA RICA ......................                        1,934,959
                                                               ----------
DENMARK--6.3%
 Nykredit AS,
  6.00%, 10/01/29 (f) ..................    60,430              7,082,396
 Unikredit Realkredit,
  7.00%, 10/01/29 (f) ..................    97,281             12,036,123
                                                               ----------
 TOTAL DENMARK .........................                       19,118,519
                                                               ----------
EL SALVADOR--0.6%
 Citibank SVC Linked Deposit,
  0.00%, 09/26/00 ...................USD       265                265,636
 Citibank SVC Time Deposit:
  0.00%, 08/08/00 ...................USD       485                491,693
  0.00%, 08/15/00 ...................USD       424                429,470
  0.00%, 10/05/00 ...................USD       600                600,000
                                                               ----------
 TOTAL EL SALVADOR .....................                        1,786,799
                                                               ----------
FRANCE--2.4%
 Credit Foncier,
  8.50%, 09/09/02 (f) ...............AUD     6,000              3,665,448
 Republic of France,
  3.50%, 07/12/04 ...................EUR     3,860              3,474,169
                                                               ----------
 TOTAL FRANCE ..........................                        7,139,617
                                                               ----------
GERMANY--3.1%
 Autobahn Tank & Rast,
  6.00%, 10/16/00 (f) ...............DEM     1,833                895,638
 Brokat Infosystems AG,
  11.50%, 03/31/10 (c) ..............EUR        55                 49,358

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
48

================================================================================
THE LAZARD FUNDS, INC.
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------
                                          PRINCIPAL
                                           AMOUNT
DESCRIPTION                               (000) (H)             VALUE
--------------------------------------------------------------------------------
LAZARD STRATEGIC YIELD PORTFOLIO (CONTINUED)
 Core Series 1998-1A, Class B3,
  6.77%, 07/05/15 (c), (f) .........EUR      2,400              $1,150,895
 Cybernet Internet Services
  International, Inc.,
  14.00%, 07/01/09 .................USD         85                  71,400
 Euro Credit Card,
  5.50%, 06/18/08 (f) .................      2,570               1,188,190
 Federal Republic of Germany,
  6.00%, 07/04/07 (f) ..............EUR      3,160               3,153,517
 Landwirtschaftliche Rentenbank,
  6.375%, 03/09/05 (f) .............GBP      1,829               2,737,017
                                                                ----------
 TOTAL GERMANY ........................                          9,246,015
                                                                ----------
GREECE--0.8%
 Republic of Hellenic:
  5.90%, 02/11/03 .....................    115,000                 323,838
  8.90%, 04/01/03 .....................    110,000                 332,560
  10.38%, 08/14/03 (e), (f) ...........    605,000               1,773,007
                                                                ----------
 TOTAL GREECE .........................                          2,429,405
                                                                ----------
HUNGARY--2.8%
 Republic of Hungary:
  9.50%, 01/12/02 .....................  1,508,400               5,488,866
  13.50%, 01/12/01 ....................    192,000                 714,517
  13.50%, 11/24/01 (f) ................    575,800               2,197,750
                                                                ----------
 TOTAL HUNGARY ........................                          8,401,133
                                                                ----------
INDONESIA--0.0%
 Polysindo,
  0.00%, 04/26/03 (i) .................  5,000,000                  28,563
 PT Polysindo Eka Perkasa,
  10.00%, 03/16/01 .................USD        194                   9,709
                                                                ----------
 TOTAL INDONESIA ......................                             38,272
                                                                ----------
IRELAND--0.4%
 Atlas Reinsurance PLC,
  9.83%, 04/04/03 (c), (f) .........USD      1,020               1,019,837
 Helaba Finance BV,
  7.375%, 12/30/02 (f) .............GBP        142                 218,309
                                                                ----------
 TOTAL IRELAND ........................                          1,238,146
                                                                ----------
ITALY--0.8%
 Films PLC,
  5.541%, 03/31/05 (e), (f) ...........  5,200,000               1,666,563
 Societa Sportiva Lazio SpA,
  4.55%, 10/15/07 (e), (f) ............  1,760,043                 856,961
                                                                ----------
 TOTAL ITALY ..........................                          2,523,524
                                                                ----------
JAPAN--1.3%
 Nippon Credit Bank, Ltd.,
  1.80%, 07/27/00 (f) .................    140,000               1,320,767
 Spires, Ltd.,
  2.48%, 01/23/02 (f) .................    286,282               2,749,365
                                                                ----------
 TOTAL JAPAN ..........................                          4,070,132
                                                                ----------
KENYA--0.0%
 Kenyan Treasury Bill,
  0.00%, 07/17/00 .....................      5,000                  64,020
                                                                ----------
LUXEMBOURG--0.1%
 PTC International Finance II SA,
  11.25%, 12/01/09 .................EUR        160                 160,466
                                                                ----------
MEXICO--0.6%
 Citibank MXN Linked Deposit,
  0.00%, 12/03/01 ..................USD        815                 901,390
 United Mexican States:
  rights 01/03/03 ..................USD      1,236                       0
  7.925%, 12/31/19 (e) .............USD        800                 786,954
  9.875%, 01/15/07 .................USD        160                 165,008
                                                                ----------
 TOTAL MEXICO .........................                          1,853,352
                                                                ----------
NETHERLANDS--1.6%
 Completel Europe NV,
  14.00%, 04/15/10 (c) .............EUR        525                 483,675
 IFCO Systems NV,
  10.625%, 03/15/10 (c), (f) .......EUR        200                 200,487
 KPNQwest NV,
  7.125%, 06/01/09 .................EUR        275                 243,114
 Netia Holdings BV,
  13.75%, 06/15/10 (c) .............EUR        255                 247,100
 SWT Finance BV,
  12.50%, 06/01/10 (c) .............EUR        540                 520,694
 Tele1 Europe BV:
  13.00%, 05/15/09 .................EUR        315                 306,745
  13.00%, 05/15/09 (c), (f) ........EUR         75                  73,035
 TPSA Eurofinance BV,
  6.125%, 10/27/04 .................EUR      2,100               1,984,550
 United Pan-Europe
  Communications NV:
  Series B, 0.00%, 11/01/09 (e) ....EUR        220                 105,017
  11.25%, 02/01/10 .................EUR        340                 286,620
 Versatel Telecom NV,
  11.25%, 03/30/10 (c), (f) ........EUR        440                 393,814
                                                                ----------
 TOTAL NETHERLANDS ....................                          4,844,851
                                                                ----------

NORWAY--0.1%
 Enitel ASA,
  12.50%, 04/15/10 (c), (f) ........EUR        300                 279,250
                                                                ----------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

================================================================================
THE LAZARD FUNDS, INC.
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------
                                          PRINCIPAL
                                           AMOUNT
DESCRIPTION                               (000) (H)             VALUE
--------------------------------------------------------------------------------
LAZARD STRATEGIC YIELD PORTFOLIO (CONTINUED)
PANAMA--0.2%
 Republic of Panama,
  7.063%, 07/17/16     USD                     787              $  647,576
                                                                ----------
PERU--0.4%
 Peruvian Central Bank:
  0.00%, 08/16/00 ..................         1,178                 331,436
  0.00%, 10/17/00 ..................         1,000                 274,934
 Republic of Peru,
  3.75%, 03/07/17 (e) ...........USD         1,000                 603,800
                                                                ----------
 TOTAL PERU ........................                             1,210,170
                                                                ----------
PHILIPPINES--0.2%
 Republic of Philippines,
  9.875%, 01/15/19 ..............USD           774                 631,816
                                                                ----------
POLAND--0.1%
 Government of Poland,
  12.00%, 06/12/02 .................         1,300                 269,589
                                                                ----------
SINGAPORE--0.1%
 Flextronics International Ltd.,
  9.75%, 07/01/10 (c) ...........EUR           200                 195,714
                                                                ----------
SOUTH AFRICA--1.3%
 Government of Namibia:
  12.00%, 04/15/02 .................         1,460                 210,578
  12.00%, 04/15/05 .................         1,460                 192,126
 Lesotho Highlands Water:
  12.00%, 12/01/05 (f) .............         5,700                 777,460
  12.50%, 04/15/02 .................         8,590               1,264,762
  13.00%, 09/15/10 (f) .............         7,100                 958,317
 Republic of South Africa,
  12.00%, 02/28/05 .................         2,680                 373,275
 South African Roads,
  11.50%, 09/30/05 .................           415                  55,610
                                                                ----------
 TOTAL SOUTH AFRICA ................                             3,832,128
                                                                ----------
SOUTH KOREA--1.2%
 Salomon Brothers Structured Note:
  0.00%, 11/28/00 (c) ...........USD           805                 816,028
  7.36%, 06/08/01 (c) ...........USD           516                 529,172
 Salomon, Inc.,
  6.95%, 01/10/01 (c) ...........USD         2,351               2,385,063
                                                                ----------
 TOTAL SOUTH KOREA .................                             3,730,263
                                                                ----------
SWEDEN--1.1%
 AB Spintab,
  7.50%, 06/15/04 (f) ..............        12,900               1,539,232
 CB Bus AB,
  11.00%, 02/15/10 (c), (f) ....EUR            220                 218,435
 Stadshypotek AB,
  3.50%, 09/15/04 (f) ..............        16,000              $1,652,064
                                                                ----------
 TOTAL SWEDEN ......................                             3,409,731
                                                                ----------
THAILAND--0.0%
 Finance One PLC:
  0.00%, 08/28/97 (d) ..............        10,000                       0
  0.00%, 10/15/97 (d) ..............        10,000                       0
 Morgan Guarantee Trust,
  0.00%, 07/31/00 (d) ..............        10,569                       0
                                                                ----------
 TOTAL THAILAND ....................                                     0
                                                                ----------
TURKEY--3.6%
 Cellco Finance NV:
  12.75%, 08/01/05 (c), (f) ....USD            150                 156,375
  15.00%, 08/01/05 (f) .........USD            905                 972,875
 Chase TRL Daily Reset 5,
  0.00%, 09/06/00 ..............USD          1,028               1,042,382
 CSFB TRL Weekly Reset 5,
  0.00%, 03/09/01 ..............USD          2,695               2,806,061
 Interbank AKK Trust, Series 1995-1
  Class 1,
  9.00%, 02/28/01 (c), (f) .....USD            500                 485,000
 Turkey Treasury Bills,
  0.00%, 08/23/00 ..................     3,778,600               5,380,781
                                                                ----------
 TOTAL TURKEY ......................                            10,843,474
                                                                ----------

UNITED KINGDOM--5.5%
 Avecia Group PLC,
  11.00%, 07/01/09 (f) ..........USD           425                 416,500
 BAE Systems PLC,
  7.45%, 11/29/03 (f) ..............         1,300               1,908,019
 Birmingham Midshires Building
  Society,
  9.125%, 01/05/06 (f) .............           900               1,480,674
 Clondalkin Industries PLC,
  10.625%, 01/15/10 (c), (f) ....EUR           165                 161,936
 Coca Cola Enterprises PLC,
  6.75%, 03/12/08 (f) ..............           778               1,147,173
 Colt Telecom Group PLC:
  7.625%, 12/15/09 (c) ..........EUR           350                 309,085
  8.875%, 11/30/07 (f) ..........DEM           950                 444,943
 Coral Group Holdings PLC,
  13.50%, 09/30/09 (f) .............           150                 236,044
 Diamond Holdings PLC,
  10.00%, 02/01/08 .................           460                 623,467
 Energis PLC:
  9.50%, 06/15/09 ..................           125                 182,427
  9.75%, 06/15/09 ...............USD           175                 255,398

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
50

================================================================================
THE LAZARD FUNDS, INC.
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

                                          PRINCIPAL
                                           AMOUNT
DESCRIPTION                               (000) (H)             VALUE
--------------------------------------------------------------------------------
LAZARD STRATEGIC YIELD PORTFOLIO (CONTINUED)
 Esprit Telecom Group PLC,
  11.50%, 12/15/07 (f) ................DEM     645             $  245,106
 Gala Group Holdings PLC,
  12.00%, 06/01/10 (c), (f) ..............     390                610,763
 Hurst Group PLC,
  11.125%, 08/06/08 (c), (f) .............      35                 53,885
 Imperial Tobacco Finance PLC,
  6.375%, 09/27/06 (f) ................EUR   1,760              1,632,385
 INEOS Acrylics Finance,
  10.25%, 05/15/10 (c) ................EUR      85                 83,949
 IPC Magazines Group PLC:
  0.00%, 03/15/08 (e) ....................     190                169,628
  9.625%, 03/15/08 .......................     290                379,360
 Jazztel PLC:
  14.00%, 04/01/09 ....................EUR     150                130,490
  14.00%, 07/15/10 (c) ................EUR     730                703,901
 Luxfer Holdings PLC,
  10.125%, 05/01/09 ......................      50                 70,359
 Ono Finance PLC:
  13.00%, 05/01/09 ....................EUR     385                360,208
  14.00%, 07/15/10 (f) ................EUR     845                786,554
 Polestar Corp.,
  10.50%, 05/30/08 (f) ...................     150                210,702
 Regional Independent Media:
  0.00%, 07/01/08 (e), (f) ...............     180                201,545
  10.50%, 07/01/08 (f) ................USD     830                830,000
 RSL Communications PLC,
  12.875%, 03/01/10 (c), (f) ..........EUR      45                 34,369
 Telewest Communications PLC:
  0.00%, 04/15/09 (e) ....................     240                208,808
  9.875%, 02/01/10 (c), (f) ..............     110                152,709
 United Kingdom Treasury,
  8.50%, 12/07/05 ........................   1,250              2,143,873
 West Coast Train Finance,
  6.00%, 03/31/15 (f) ....................     280                381,301
                                                               ----------
 TOTAL UNITED KINGDOM ....................                     16,555,561
                                                               ----------
UNITED STATES--31.4%
 Adelphia Communications Corp.,
  9.375%, 11/15/09 (f) ...................     440                407,000
 Advantica Restaurant Group, Inc.,
  11.25%, 01/15/08 (f) ...................     950                636,500
 Agriculture Minerals & Chemicals,
  10.75%, 09/30/03 (f) ...................     130                 78,000
 Agrilink Foods, Inc.,
  11.875%, 11/01/08 (f) ..................     770                600,600
 Airtouch Communications, Inc.,
  5.50%, 07/24/08 (c), (f) ............DEM   3,090              1,425,290
 Allied Waste North America, Inc.
  Series B,
  10.00%, 08/01/09 (f) ...................   1,070                893,450
 Alpha Wind 2000 Ltd.,
  11.38%, 05/22/01 (c) ...................     425                423,938
 American Standard, Inc.,
  8.25%, 06/01/09 .....................GBP     100                151,355
 Amtrol, Inc.,
  10.625%, 12/31/06 (f) ..................     495                443,025
 ARCO Chemical Co.,
  9.80%, 02/01/20 (f) ....................     130                120,152
 ASAT Finance LLC,
  12.50%, 11/01/06 (c), (f) ..............     405                437,400
 Asset Securitization Corp.:
  Series 1996-D2, Class ACS2
  1.486%, 02/14/29 (e), (f), (j) .........   7,035                448,481
 Series 1997-D5, Class PS1
  1.416%, 02/14/41 (e), (f), (j) .........  12,695              1,090,982
 Budget Group, Inc.,
  9.125%, 04/01/06 (f) ...................     595                380,800
 Buhrmann US, Inc.,
  12.25%, 11/01/09 .......................   1,125              1,181,250
 Building One Services Corp.,
  10.50%, 05/01/09 (f) ...................     740                629,000
 Chase Credit Card Master Trust,
  5.00%, 08/15/08 (f) .................DEM   3,280              1,499,881
 Chesapeake Energy Corp.
  Series B,
  9.625%, 05/01/05 (f) ...................     970                948,175
 Citibank Credit Card Master Trust,
  5.75%, 07/16/07 (f) .................DEM   2,100              1,013,850
 Citicorp,
  5.50%, 06/30/10 (f) .................DEM   3,180              1,430,819
 Colo.com,
  13.875%, 03/15/10 (c), (f) .............     365                392,375
 Comstock Resources, Inc.,
  11.25%, 05/01/07 (f) ...................     974                989,827
 Corning, Inc.,
  5.625%, 02/18/05 (c), (f) ...........EUR     680                641,081
 Countrywide Home Loan, Inc.,
  5.25%, 12/15/05 (f) .................DEM   3,160              1,462,360
 Courtyard by Marriott II, Ltd.
  Series B,
  10.75%, 02/01/08 (f) ...................   1,610              1,573,775
 Covad Communications Group, Inc.
  Series B,
  12.00%, 02/15/10 .......................     710                553,800

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

================================================================================
THE LAZARD FUNDS, INC.
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

                                          PRINCIPAL
                                           AMOUNT
DESCRIPTION                               (000) (H)             VALUE
--------------------------------------------------------------------------------
LAZARD STRATEGIC YIELD PORTFOLIO (CONTINUED)
 Credit Suisse First Boston Mortgage,
  Series 1998-C2 Class AX,
  0.982%, 06/15/23 (f), (j) ............... 35,273              $1,923,808
 Crown Castle International Corp.,
  10.75%, 08/01/11 ........................    785                 796,775
 Dade International, Inc.,
  11.125%, 05/01/06 (f) ...................    130                  72,800
 Dayton Superior Corp.,
  13.00%, 06/15/09 (c), (f) ...............    508                 501,650
 Echostar DBS Corp.,
  9.375%, 02/01/09 (f) ....................    503                 485,395
 Exodus Communications, Inc.:
  10.75%, 12/15/09 (f) .................EUR    200                 183,303
  11.375%, 07/03/08 (c) ................EUR    425                 406,762
  11.625%, 07/15/10 (c) ...................    495                 495,000
 Fairchild Semiconductor Corp.,
  10.375%, 10/01/07 (f) ...................    350                 356,125
 Federal Home Loan Mortgage Corp.:
  6.50%, 06/01/15 .........................  1,878               1,812,517
  8.00%, TBA ..............................  5,335               5,349,375
 Federal National Mortgage Association:
  Series 284 Class 2, 7.50%, 07/01/27 (j)    7,550               2,385,326
  8.00%, 06/01/12 .........................    613                 619,481
  8.00%, 12/01/12 .........................  1,237               1,249,718
 First USA Trust, Series 1998-1
  6.50%, 01/18/06 (c), (f) ................  1,600               1,558,448
 FirstWorld Communications, Inc.,
  0.00%, 04/15/08 (e), (f) ................    645                 296,700
 Fleming Companies, Inc. Series B,
  10.50%, 12/01/04 (f) ....................    490                 442,225
 Foamex L.P.:
  9.875%, 06/15/07 (f) ....................    175                 133,219
  13.50%, 08/15/05 (f) ....................    295                 251,856
 Ford Motor Credit Corp.,
  5.25%, 06/16/08 (f) ..................DEM  2,157                 984,986
 Generac Portable Products LLC,
  11.25%, 07/01/06 (f) ....................    760                 608,000
 Geo Specialty Chemicals, Inc.,
  10.125%, 08/01/08 (f) ...................    785                 675,100
 Globix Corp.,
  12.50%, 02/01/10 ........................    395                 327,850
 Gold Eagle Capital, Ltd. Class B,
  11.681%, 04/15/01 (c), (e), (f) .........    950                 950,000
 Halyard Re B V,
  10.58%, 04/05/02 (c) ....................    500                 497,500
 Hanger Orthopedic Group, Inc.,
  11.25%, 06/15/09 (f) ....................    200                 174,000
 High Voltage Engineering Corp.,
  10.50%, 08/15/04 (f) ....................    454                 324,610
 Holley Performance Products, Inc.
  Series B,
  12.25%, 09/15/07 (f) ....................  1,000                 720,000
 Home Interiors & Gifts, Inc.,
  10.125%, 06/01/08 (f) ...................    750                 472,500
 Household Finance Corp.,
  6.25%, 04/30/07 (f) ..................FRF 11,400               1,662,648
 Hyperion Telecommunications, Inc.,
  12.00%, 11/01/07 (f) ....................  1,005                 944,700
 ICG Holdings, Inc.,
  0.00%, 05/01/06 (e), (f) ................    830                 686,825
 Interpool Capital Trust Series B,
  9.875%, 02/15/27 (f) ....................  1,370               1,016,992
 IT Group, Inc. Series B,
  11.25%, 04/01/09 (f) ....................  1,225               1,096,375
 ITC DeltaCom, Inc.:
  9.75%, 11/15/08 (f) .....................    180                 171,000
  11.00%, 06/01/07 (f) ....................    665                 665,000
 J.H. Heafner, Inc.,
  10.00%, 05/15/08 (f) ....................    615                 448,950
 Jostens, Inc.,
  12.75%, 05/01/10 (c) ....................    745                 733,825
 Kelvin 2nd Event,
  8.70%, 02/14/03 (c) .....................    600                 595,992
 Leap Wireless International, Inc.,
  12.50%, 04/15/10 (c), (f) ...............    605                 520,300
 Level 3 Communications, Inc.:
  11.00%, 03/15/08 (c), (f) ...............    300                 297,000
  11.25%, 03/15/10 (c), (f) ...............    405                 398,925
 LodgeNet Entertainment Corp.,
  10.25%, 12/15/06 (f) ....................    730                 700,800
 Loomis Fargo & Co.,
  10.00%, 01/15/04 (f) ....................    484                 464,640
 Lyondell Chemical Co.,
  10.875%, 05/01/09 (f) ...................    510                 507,450
 Marvel Enterprises, Inc.,
  12.00%, 06/15/09 (f) ....................    490                 392,000
 Merrill Corp.,
  12.00%, 05/01/09 (f) ....................    894                 652,620
 Merrill Lynch & Company, Inc.,
  5.375%, 01/04/09 (f) .................DEM  3,590               1,639,360
  7.375%, 12/17/07 (f) .................GBP    575                 883,257

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

================================================================================
THE LAZARD FUNDS, INC.
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

                                          PRINCIPAL
                                           AMOUNT
DESCRIPTION                               (000) (H)             VALUE
--------------------------------------------------------------------------------
LAZARD STRATEGIC YIELD PORTFOLIO (CONTINUED)
 Merrill Lynch Mortgage
  Investments, Inc.,
  Series 1996-C1, Class IO,
  0.584%, 04/25/28 (c), (e), (f), (j) ....  16,316              $  342,649
 Metromedia Fiber Network, Inc.:
  10.00%, 11/15/08 (f) ...................     335                 330,812
  10.00%, 12/15/09 .......................     275                 270,875
 MGC Communications, Inc.,
  13.00%, 04/01/10 (c), (f) ..............     995                 935,300
 MGM Grand, Inc.,
  9.75%, 06/01/07 ........................   1,290               1,309,350
 Morgan Stanley Capital One, Inc.,
  Series 1996-WF1, Class X,
  1.384%, 11/15/28 (c), (e), (f), (j) ....   6,022                 314,307
 Namazu Re, Ltd.,
  11.363%, 12/02/04 (c), (f) .............   1,000                 982,500
 Neff Corp.,
  10.25%, 06/01/08 (f) ...................   1,350                 837,000
 NEXTLINK Communications, Inc.,
  10.75%, 06/01/09 (f) ...................     605                 595,925
 North American Van Lines, Inc.,
  13.375%, 12/01/09 (c), (f) .............   1,440               1,353,600
 NorthPoint Communications
  Group, Inc.,
  12.875%, 02/15/10 (c) ..................     695                 500,400
 NTL Communications Corp.:
  Series B, 9.25%, 11/15/06 ...........EUR     470                 395,986
  11.50%, 11/15/09 ....................EUR     150                  80,195
 Orion Power Holdings, Inc.,
  12.00%, 05/01/10 (c) ...................   1,170               1,210,950
 Orius Capital Corp.,
  12.75%, 02/01/10 (c), (f) ..............     945                 973,350
 Pacific Reinsurance,
  9.222%, 05/31/03 (f) ...................   1,340               1,333,300
 Paxson Communications Corp.,
  11.625%, 10/01/02 (f) ..................     365                 373,213
 Penhall International Corp.,
  12.00%, 08/01/06 (f) ...................     905                 877,850
 Penn National Gaming, Inc.,
  10.625%, 12/15/04 (f) ..................     705                 768,450
 Pentacon, Inc.,
  12.25%, 04/01/09 (f) ...................     550                 302,500
 Petro Stopping Centers,
  10.50%, 02/01/07 (f) ...................   1,180               1,050,200
 Phoenix Color Corp.,
  10.375%, 02/01/09 (f) ..................     635                 571,500
 Plains Resources, Inc. Series B,
  10.25%, 03/15/06 (c), (f) ..............     810                 811,350
 Precision Partners, Inc.,
  12.00%, 03/15/09 .......................     245                 142,100
 Production Resource Group,
  11.50%, 01/15/08 (f) ...................     812                 166,460
 Prudential Home Mortgage Security:
  Series 1993-24, Class A7,
  0.617%, 07/25/00 (e), (j) ..............   2,030                       0
  Series 1993-5, Class A9,
  0.68%, 03/25/10 (e), (j) ...............   3,265                       0
  Series 1993-41, Class A5,
  0.92%, 10/25/00 (e), (j) ...............   4,549                   2,411
 PSINet, Inc.:
  10.50%, 12/01/06 .......................   1,055                 970,600
  11.00%, 08/01/09 (f) ................EUR     325                 282,353
 Railworks Corp.,
  11.50%, 04/15/09 (f) ...................     935                 878,900
 RBF Finance Co.,
  11.00%, 03/15/06 (f) ...................     605                 648,106
 Rent-A-Center, Inc.,
  11.00%, 08/15/08 (f) ...................     780                 756,600
 Rhythms NetConnections, Inc.,
  12.75%, 04/15/09 (f) ...................     387                 272,835
 Sabreliner Corp.,
  11.00%, 06/15/08 (c), (f) ..............     720                 594,900
 Spectrasite Holdings, Inc. Series B,
  12.875%, 03/15/10 ......................   1,275                 694,875
 Station Casinos, Inc.,
  10.125%, 03/15/06 (f) ..................     900                 904,500
 Sterling Chemicals, Inc. Series A:
  11.25%, 04/01/07 .......................     260                 205,400
  13.50%, 08/15/08 (e) ...................     495                 212,850
 Structured Asset Securitization Corp.:
  Series 1996-CFL, Class X2,
  1.169%, 02/25/28 (e), (j) ..............   1,550                  27,131
  Series 1996-CFL, Class X1
  1.585%, 02/25/28 (e), (f), (j) .........   3,458                 190,235
 T/SF Communications Corp.
  Series B,
  10.375%, 11/01/07 (f) ..................     725                 674,250
 Tekni-Plex, Inc.,
  12.75%, 06/15/10 (c) ...................     675                 675,000
 Transdigm, Inc.,
  10.375%, 12/01/08 (f) ..................     835                 718,100
 Ubquitel Operating Co.,
  0.00%, 04/15/10 (c), (e) ...............     922                 533,607
 UCFC Loan Trust,
  8.00%, 09/15/00 (j) ....................   2,304                  27,720

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

================================================================================
THE LAZARD FUNDS, INC.
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

                                          PRINCIPAL
                                           AMOUNT
DESCRIPTION                               (000) (H)             VALUE
--------------------------------------------------------------------------------
LAZARD STRATEGIC YIELD PORTFOLIO (CONTINUED)
 United Rentals, Inc.:
  Series B, 9.00%, 04/01/09 .............       25             $    22,125
  9.25%, 01/15/09 (f) ...................      750                 676,875
 United States Treasury Bills:
  5.70%, 10/12/00 .......................      625                 614,881
  5.80%, 07/13/00 .......................      850                 846,080
  5.81%, 02/01/01 .......................       25                  24,132
  5.83%, 11/09/00 .......................      765                 748,771
 United States Treasury STRIP,
  0.00%, 11/15/01 .......................      600                 549,732
 URS Corp.,
  12.25%, 05/01/09 (f) ..................    1,090               1,117,250
 US Unwired, Inc. Series B,
  0.00%, 11/01/09 (e) ...................      492                 266,910
 Verio, Inc.:
  10.625%, 11/15/09 .....................      325                 360,344
  11.25%, 12/01/08 (f) ..................      410                 460,225
 Viatel, Inc.:
  0.00%, 04/15/08 (e), (f) ..............      340                 159,800
  11.50%, 03/15/09 (f) ..................      300                 228,000
  12.75%, 04/15/08 (c) ...............EUR      125                 109,791
 Williams Communications Group,
  Inc.,
  10.875%, 10/01/09 (f) .................      545                 534,100
 Winstar Communications, Inc.,
  12.75%, 04/15/10 (c) ..................      595                 559,300
 WRC Media, Inc.,
  12.75%, 11/15/09 (c), (f) .............    1,070                 984,400
 XM Satellite Radio, Inc.,
  14.00%, 03/15/10 (c), (f) .............      970                 853,600
 YankeeNets LLC,
  12.75%, 03/01/07 (c), (f) .............      530                 503,500
                                                               -----------
 TOTAL UNITED STATES ....................                       95,107,165
                                                               -----------
TOTAL CURRENCY DENOMINATED
  BONDS
  (Identified cost $237,226,369).........                      222,900,823
                                                               -----------
                                            SHARES
                                            -----
COMMON STOCKS--0.0%
UNITED STATES--0.0%
 WRC Media, Inc. (c)
  (Identified cost $26,133)..............    1,445                   1,445
                                                               -----------
PREFERRED STOCKS--2.0%
CANADA--0.0%
 Cable Satisfaction International, Inc.,
  Warrants 03/01/10 .....................      540                  14,850
                                                               -----------
UNITED KINGDOM--0.0%
 Avecia Group PLC .......................    1,100                  28,050
 Ono Finance PLC,
  Warrants 05/31/09 .....................      350                  33,415
 Ono Finance PLC,
  Warrants 05/31/09 (c) .................       90                   8,592
                                                                 ---------
 TOTAL UNITED KINGDOM ...................                           70,057
                                                                 ---------
UNITED STATES--2.0%
 Adelphia Communications Corp. ..........    1,600                 168,800
 ASAT Finance LLC, Warrants
  11/01/06 (c) ..........................      700                 140,000
 Granite Broadcasting Corp. .............      845                 718,250
 Harborside Healthcare Corp. ............    1,259                 139,749
 High Voltage Engineering Corp. .........    1,748               1,223,600
 Merrill Corp. Series B, Warrants
  05/01/09 (c) ..........................      894                       9
 Motient Corp. Warrants, 04/01/08 .......    1,385                  55,400
 Nextel Communications, Inc.,
  Series E ..............................      617                 592,579
 NEXTLINK Communications, Inc.,
  Class A ...............................   11,548                 594,722
 Paxson Communications Corp. ............      122               1,171,200
 PSINet, Inc., Series D (c) .............   10,655                 356,942
 R&B Falcon Corp. .......................      647                 734,345
                                                                 ---------
 TOTAL UNITED STATES ....................                        5,895,596
                                                                ---------
TOTAL PREFERRED STOCKS
 (Identified cost $7,518,568)..............                     5,980,503
                                                                ---------
                                          PRINCIPAL
                                           AMOUNT
                                            (000)
                                          ---------
COMMERCIAL PAPER--2.0%
 General Electric Capital Corp.,
  6.50%, 07/17/00
  (Identified cost $5,982,667)............ $ 6,000               5,982,667
                                                                 ---------
DISCOUNT NOTES--22.1%
 Federal Agricultural Mortgage Corp.,
  6.05%, 07/05/00 ........................   1,541               1,539,964
 Federal Farm Credit Bank,
  6.69%, 05/08/01 ........................     100                  94,220
 Federal Home Loan Bank:
  5.76%, 07/19/00 ........................     230                 229,338
  5.77%, 12/22/00 ........................     804                 781,578
  5.85%, 08/02/00 ........................   2,685               2,671,038
  5.98%, 12/04/00 ........................   3,365               3,277,802
  6.07%, 07/26/00 ........................   2,062               2,053,072

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

================================================================================
THE LAZARD FUNDS, INC.
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

                                          PRINCIPAL
                                           AMOUNT
DESCRIPTION                               (000) (H)             VALUE
--------------------------------------------------------------------------------
LAZARD STRATEGIC YIELD PORTFOLIO (CONTINUED)
  6.09%, 02/16/01 ........................ $   100            $     96,109
  6.09%, 03/08/01 ........................   3,395               3,251,420
  6.11%, 03/13/01 ........................   1,391               1,330,799
  6.11%, 03/16/01 ........................     595                 568,946
  6.12%, 09/27/00 ........................   1,025               1,009,666
  6.15%, 04/09/01 ........................   2,050               1,951,241
  6.22%, 03/23/01 ........................     584                 557,261
  6.35%, 08/14/00 ........................   1,400               1,389,134
  6.40%, 07/28/00 ........................     642                 638,918
  6.40%, 09/06/00 ........................   2,473               2,443,544
  6.40%, 09/11/00 ........................   1,935               1,910,232
  6.42%, 07/28/00 ........................     700                 696,629
  6.42%, 09/05/00 ........................     529                 522,774
  6.50%, 11/10/00 ........................     700                 683,317
  6.51%, 06/04/01 ........................   2,050               1,924,700
 Federal Home Loan Mortgage
  Corp.:
  5.51%, 11/13/00 ........................     620                 607,189
  6.01%, 07/06/00 ........................   2,480               2,477,930
  6.02%, 07/13/00 ........................     667                 665,661
  6.05%, 03/10/01 ........................   2,000               1,917,344
  6.06%, 02/01/01 ........................   1,330               1,281,865
  6.06%, 03/01/01 ........................   2,350               2,253,873
  6.38%, 08/03/00 ........................   1,783               1,772,572
  6.41%, 09/07/00 ........................     430                 424,794
  6.42%, 08/01/00 ........................     220                 218,784
  6.42%, 08/15/00 ........................   2,288               2,269,653
  6.48%, 09/21/00 ........................   1,884               1,857,549
  6.50%, 08/03/00 ........................     159                 158,053
 Federal National Mortgage
  Association:
  5.20%, 07/07/00 ........................     253                 252,781
  5.80%, 10/03/00 ........................     483                 475,685
  5.82%, 12/29/00 ........................     645                 626,126
  5.83%, 08/10/00 ........................   2,867               2,848,428
  5.86%, 08/10/00 ........................     990                 983,554
  5.89%, 08/24/00 ........................     183                 181,383
  5.89%, 09/28/00 ........................     200                 196,969
  5.90%, 08/24/00 ........................     131                 129,841
  5.92%, 08/17/00 ........................     165                 163,725
  6.01%, 07/06/00 ........................     930                 929,224
  6.05%, 07/20/00 ........................     425                 423,643
  6.08%, 07/20/00 ........................     424                 422,640
  6.30%, 07/10/00 ........................   1,850               1,847,086
  6.37%, 07/11/00 ........................   1,730               1,726,939
  6.40%, 07/17/00 ........................     775                 772,796
  6.40%, 07/19/00 ........................     235                 234,248
  6.41%, 08/14/00 ........................   1,145               1,136,029
  6.41%, 08/21/00 ........................     126                 124,856
  6.44%, 08/10/00 ........................     815                 809,168
  6.46%, 08/03/00 ........................     771                 766,434
  6.47%, 09/28/00 ........................     478                 470,354
  6.48%, 08/24/00 ........................     201                 199,046
  6.50%, 08/24/00 ........................     227                 224,787
  6.50%, 05/30/01 ........................   1,667               1,566,771
  6.51%, 08/17/00 ........................     977                 968,696
  6.51%, 08/24/00 ........................   1,074               1,063,513
  6.52%, 08/31/00 ........................   1,740               1,720,777
  6.63%, 11/16/00 ........................     305                 297,249
                                                              ------------
TOTAL DISCOUNT NOTES
 (Identified cost $67,089,717)............                      67,089,717
                                                              ------------
REPURCHASE AGREEMENT--1.6%
 State Street Bank and Trust
  Company, 6.40%, 07/03/00,
  (Dated 06/30/00, collateralized
  by $5,215,000 United States
  Treasury Note, 5.375%,
  06/30/03, with a value of
  $5,074,195) (f) (Identified cost
  $4,970,000).............................   4,970               4,970,000
                                                              ------------
TOTAL INVESTMENTS
 (Identified cost $322,813,454) (b).......   101.2%           $306,925,155
LIABILITIES IN EXCESS OF CASH
  AND OTHER ASSETS .......................    (1.2)             (3,622,054)
                                           -------            ------------
NET ASSETS ...............................   100.0%           $303,303,101
                                           =======            ============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
THE LAZARD FUNDS, INC.

PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------
LAZARD STRATEGIC YIELD PORTFOLIO (CONTINUED)

Forward Foreign Currency Contracts open at June 30, 2000:

       Forward                                            U.S. $ Cost        U.S. $
  Foreign Currency      Expiration        Foreign       on Origination       Current       Unrealized       Unrealized
 Purchase Contracts        Date          Currency            Date             Value       Appreciation     Depreciation
--------------------   ------------   --------------   ----------------   ------------   --------------   -------------
           ARS            7/31/00          702,100        $  700,000       $  701,819        $ 1,819         $    --
           ARS             9/6/00        1,556,975         1,550,000        1,553,557          3,557              --
           ARS           10/18/00        1,213,188         1,175,000        1,206,792         31,792              --
           ARS           10/24/00           73,130            72,000           72,701            701              --
           ARS            11/6/00          742,775           730,000          737,465          7,465              --
           ARS             2/5/01        1,388,520         1,330,000        1,363,433         33,433              --
           ARS             3/6/01        1,288,125         1,250,000        1,259,410          9,410              --
           ARS            3/28/01        1,708,575         1,650,000        1,664,953         14,953              --
           ARS            5/16/01           74,830            70,000           72,334          2,334              --
           BRL            7/24/00        2,290,000         1,230,191        1,259,695         29,504              --
           BRL            7/31/00          141,873            77,000           77,866            866              --
           BRL             8/4/00        5,497,690         2,915,000        3,014,250         99,250              --
           CAD            7/28/00        8,077,480         5,491,709        5,461,707             --          30,002
           CLP             7/7/00       89,223,750           165,000          165,317            317              --
           CLP             8/1/00      475,740,000           900,000          880,728             --          19,272
           CLP             8/3/00      671,195,000         1,270,000        1,242,264             --          27,736
           CLP             8/3/00       84,000,000           158,640          155,469             --           3,171
           CLP             8/3/00      117,502,000           220,000          217,475             --           2,525
           CLP            8/30/00      568,360,800         1,074,000        1,048,443             --          25,557
           CNY             7/5/00       12,800,625         1,541,000        1,545,764          4,764              --
           CNY             7/5/00        4,404,877           529,000          531,919          2,919              --
           CNY            7/10/00       15,368,690         1,850,000        1,855,405          5,405              --
           CNY            8/18/00        8,175,243           977,000          984,886          7,886              --
           CZK            7/17/00        9,200,000           252,539          247,178             --           5,361
           CZK             8/3/00       47,300,000         1,188,621        1,271,639         83,018              --
           CZK            8/14/00       50,472,000         1,402,000        1,357,506             --          44,494
           CZK            10/4/00       38,552,000         1,024,910        1,039,296         14,386              --
           CZK            2/15/01          765,000            20,990           20,736             --             254
           CZK            2/22/01        3,088,050            86,139           83,724             --           2,415
           CZK             6/7/01       62,780,000         1,666,578        1,707,985         41,407              --
           CZK            6/12/01       75,810,000         2,043,286        2,062,816         19,530              --
           EUR             7/3/00        1,728,123         1,642,278        1,650,165          7,887              --
           EUR            7/28/00           54,244            52,128           51,882             --             246
           EUR            7/28/00          249,977           240,883          239,093             --           1,790
           EUR            7/28/00          711,170           688,000          680,207             --           7,793
           EUR            7/28/00          366,684           350,000          350,719            719              --
           EUR            7/28/00          458,890           427,710          438,911         11,201              --
           EUR            7/28/00          144,901           132,703          138,592          5,889              --
           EUR            7/28/00          260,466           237,936          249,126         11,190              --
           EUR            7/28/00          997,009           900,000          953,601         53,601              --
           EUR            7/28/00          282,950           255,504          270,631         15,127              --
           EUR            7/28/00           86,608            77,744           82,838          5,094              --
           EUR            7/28/00          242,669           221,120          232,103         10,983              --
           EUR            7/28/00           49,250            45,149           47,106          1,957              --
           EUR            7/28/00          114,710           105,000          109,716          4,716              --
           EUR            7/28/00          523,240           479,000          500,459         21,459              --
           EUR            7/28/00          143,781           131,711          137,522          5,811              --
           EUR            7/28/00          119,063           108,645          113,879          5,234              --
           EUR            7/28/00           48,668            44,200           46,549          2,349              --

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
THE LAZARD FUNDS, INC.

PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------
LAZARD STRATEGIC YIELD PORTFOLIO (CONTINUED)

       Forward                                            U.S. $ Cost        U.S. $
  Foreign Currency      Expiration        Foreign       on Origination       Current       Unrealized       Unrealized
 Purchase Contracts        Date          Currency            Date             Value       Appreciation     Depreciation
--------------------   ------------   --------------   ----------------   ------------   --------------   -------------
          EUR            7/28/00            19,900        $   17,852       $   19,033       $  1,181         $     --
          EUR            7/28/00         7,571,686         6,798,465        7,242,025        443,560               --
          EUR            7/28/00         7,660,984         6,878,721        7,327,435        448,714               --
          EUR            7/28/00            27,219            24,572           26,034          1,462               --
          EUR            7/28/00         8,560,107         7,842,000        8,187,412        345,412               --
          EUR            7/28/00           549,529           500,000          525,603         25,603               --
          EUR            7/28/00            21,580            19,746           20,641            895               --
          EUR            7/28/00           566,603           517,139          541,934         24,795               --
          EUR            7/28/00           458,325           419,569          438,370         18,801               --
          EUR            7/28/00           378,828           354,033          362,334          8,301               --
          EUR            7/28/00           428,625           407,665          409,963          2,298               --
          EUR            7/28/00            96,691            91,500           92,482            982               --
          EUR            7/28/00           196,005           188,000          187,471             --              529
          EUR            7/28/00            39,322            37,641           37,610             --               31
          EUR            7/28/00           315,620           301,306          301,878            572               --
          EUR            7/28/00           101,336            97,394           96,924             --              470
          EUR            7/28/00         3,981,993         3,830,000        3,808,622             --           21,378
          EUR            7/28/00           268,617           256,690          256,922            232               --
          EUR            7/28/00            25,038            23,911           23,947             36               --
          EUR            7/28/00            83,647            80,000           80,005              5               --
          EUR            7/28/00           719,368           693,471          688,048             --            5,423
          EUR            7/28/00           186,278           180,000          178,167             --            1,833
          EUR            7/28/00           647,506           625,608          619,315             --            6,293
          EUR            7/28/00           540,198           521,712          516,678             --            5,034
          EUR            7/28/00         1,032,381           988,092          987,433             --              659
          EUR            7/28/00           118,414           112,265          113,258            993               --
          EUR            7/28/00            34,205            32,238           32,716            478               --
          EUR            7/28/00           358,914           338,000          343,287          5,287               --
          EUR            7/28/00           368,587           349,319          352,539          3,220               --
          EUR            7/28/00           101,364            95,587           96,951          1,364               --
          GBP            7/28/00           270,017           428,992          408,788             --           20,204
          GBP            7/28/00            82,312           130,887          124,615             --            6,272
          GBP            7/28/00           152,141           242,000          230,332             --           11,668
          GBP            7/28/00         1,639,369         2,587,662        2,481,898             --          105,764
          GBP            7/28/00           464,399           733,044          703,070             --           29,974
          GBP            7/28/00         1,624,015         2,563,994        2,458,653             --          105,341
          GBP            7/28/00           265,397           418,385          401,794             --           16,591
          GBP            7/28/00           341,000           505,822          516,252         10,430               --
          GBP            7/28/00            31,105            46,440           47,091            651               --
          GBP            7/28/00           245,919           363,469          372,306          8,837               --
          GBP            7/28/00         1,242,604         1,860,278        1,881,222         20,944               --
          GBP            7/28/00           131,100           196,388          198,477          2,089               --
          GBP            7/28/00           795,674         1,187,145        1,204,598         17,453               --
          GBP            7/28/00            86,968           132,191          131,664             --              527
          GBP            7/28/00           160,231           243,551          242,579             --              972
          GBP            7/28/00           193,578           294,897          293,065             --            1,832
          GBP            7/28/00           327,050           490,663          495,132          4,469               --
          GBP            7/28/00           158,951           240,446          240,642            196               --
          GRD             7/3/00       581,858,950         1,612,781        1,648,905         36,124               --

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
THE LAZARD FUNDS, INC.

PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------
LAZARD STRATEGIC YIELD PORTFOLIO (CONTINUED)

       Forward                                               U.S. $ Cost         U.S. $
  Foreign Currency      Expiration         Foreign         on Origination       Current        Unrealized       Unrealized
 Purchase Contracts        Date            Currency             Date             Value        Appreciation     Depreciation
--------------------   ------------   -----------------   ----------------   -------------   --------------   -------------
          GRD              7/5/00         622,900,000        $1,719,199       $1,765,056         $45,857         $     --
          GRD             7/10/00         342,726,000           971,969          970,941              --            1,028
          GRD              8/3/00         545,500,000         1,537,789        1,543,842           6,053               --
          GRD              8/7/00         188,400,000           534,165          533,129              --            1,036
          GRD             8/21/00          44,500,000           125,752          125,868             116               --
          HUF              8/4/00          50,027,250           175,000          182,915           7,915               --
          IDR             7/24/00      10,764,165,000         1,384,460        1,225,503              --          158,957
          IDR              8/4/00      17,170,824,000         2,123,000        1,951,591              --          171,409
          ILS             8/15/00           3,408,330           815,000          830,611          15,611               --
          ILS             8/28/00           2,121,725           516,738          516,562              --              176
          ILS            11/15/00           2,942,800           700,000          712,629          12,629               --
          ILS            11/20/00           1,280,000           305,307          309,875           4,568               --
          ILS              3/9/01           4,870,670         1,190,000        1,171,172              --           18,828
          ILS             3/28/01           2,443,190           590,000          586,812              --            3,188
          ILS             4/10/01             340,000            82,685           81,603              --            1,082
          INR             7/21/00          45,196,140         1,023,000        1,006,950              --           16,050
          INR              8/4/00          51,576,280         1,169,000        1,146,132              --           22,868
          INR             8/14/00          61,908,000         1,400,000        1,374,173              --           25,827
          JPY             7/28/00           6,594,275            64,681           62,481              --            2,200
          JPY             7/28/00          18,261,000           180,000          173,023              --            6,977
          JPY             7/28/00          50,787,112           496,598          481,208              --           15,390
          JPY             7/28/00          57,435,796           552,055          544,204              --            7,851
          JPY             7/28/00          34,806,389           334,612          329,790              --            4,822
          JPY             7/28/00          12,676,748           121,100          120,112              --              988
          JPY             7/28/00          74,100,699           692,659          702,104           9,445               --
          JPY             7/28/00           3,773,875            35,000           35,757             757               --
          JPY             7/28/00          49,732,014           469,879          471,211           1,332               --
          JPY             7/28/00          38,374,150           364,600          363,595              --            1,005
          JPY             7/28/00             963,143             8,985            9,126             141               --
          JPY             7/28/00           6,331,800            60,000           59,994              --                6
          JPY             7/28/00          28,109,160           270,000          266,334              --            3,666
          KES              7/3/00          44,000,000           585,496          564,309              --           21,187
          KES              8/8/00          44,800,000           596,141          572,587              --           23,554
          KES             9/29/00          37,500,000           477,829          475,177              --            2,652
          KRW              7/6/00       1,146,390,000         1,030,000        1,027,629              --            2,371
          KRW             7/26/00       1,588,728,600         1,434,000        1,423,501              --           10,499
          KRW             7/26/00       1,471,158,400         1,328,000        1,318,158              --            9,842
          KRW             8/14/00       1,272,671,400         1,141,000        1,139,801              --            1,199
          KRW             8/14/00         260,610,500           233,000          233,402             402               --
          MXN             8/24/00           2,222,898           227,000          221,919              --            5,081
          MXN              9/6/00           1,287,515           131,312          128,062              --            3,250
          MXN             10/3/00           2,000,000           202,327          197,428              --            4,899
          MXN             10/3/00           5,057,010           483,000          499,196          16,196               --
          MXN            11/13/00          14,600,300         1,430,000        1,425,143              --            4,857
          MXN            12/29/00           8,629,332           804,000          831,903          27,903               --
          MXN            12/29/00           7,007,925           645,000          675,593          30,593               --
          MXN             1/24/01           9,700,000           910,713          929,137          18,424               --
          MXN             2/15/01           8,891,850           850,000          847,198              --            2,802
          MXN             4/16/01          20,997,535         2,050,000        1,971,988              --           78,012

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

================================================================================
THE LAZARD FUNDS, INC.

PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------
LAZARD STRATEGIC YIELD PORTFOLIO (CONTINUED)

       Forward                                            U.S. $ Cost          U.S. $
  Foreign Currency      Expiration        Foreign       on Origination         Current         Unrealized       Unrealized
 Purchase Contracts        Date          Currency            Date               Value         Appreciation     Depreciation
--------------------   ------------   --------------   ----------------   ----------------   --------------   -------------
           MXN             2/4/02        7,153,500      $     600,000      $     621,892      $    21,892      $       --
           PEN            7/19/00          822,853            235,000            234,839               --             161
           PEN             8/8/00        3,350,998            925,000            951,528           26,528              --
           PEN            8/11/00        5,252,025          1,465,000          1,490,105           25,105              --
           PEN            8/14/00        3,549,150            990,000          1,006,137           16,137              --
           PEN            9/26/00        2,450,328            690,000            686,366               --           3,634
           PHP             7/6/00       60,278,400          1,449,000          1,382,532               --          66,468
           PHP            7/13/00       27,713,850            667,000            632,917               --          34,083
           PHP             8/3/00       20,563,080            491,000            463,162               --          27,838
           PHP             9/5/00       40,012,050            923,000            890,984               --          32,016
           PHP             9/5/00       18,450,670            427,000            410,858               --          16,142
           PLN             7/3/00        9,140,000          2,086,050          2,097,006           10,956              --
           PLN             7/5/00        1,823,200            400,000            418,032           18,032              --
           PLN             7/5/00        6,091,800          1,391,775          1,396,756            4,981              --
           PLN             7/5/00        1,185,000            270,276            271,702            1,426              --
           PLN             7/6/00        7,296,647          1,683,000          1,672,472               --          10,528
           PLN            7/10/00        2,880,000            655,514            659,283            3,769              --
           PLN            8/22/00          714,203            165,000            161,364               --           3,636
           PLN           10/12/00        3,128,690            703,076            696,262               --           6,814
           PLN           10/31/00        1,189,846            259,000            263,309            4,309              --
           PLN            12/4/00       15,086,978          3,365,000          3,305,643               --          59,357
           PLN             3/2/01        8,360,000          1,819,171          1,787,081               --          32,090
           PLN             3/6/01        5,005,000          1,100,000          1,068,727               --          31,273
           PLN            3/12/01        5,062,558          1,105,000          1,079,246               --          25,754
           PLN            3/21/01        1,415,000            315,180            300,913               --          14,267
           SKK            7/13/00        3,090,000             70,701             69,092               --           1,609
           SKK            7/17/00       36,709,400            771,125            820,674           49,549              --
           SKK             8/7/00       29,600,000            642,607            661,190           18,583              --
           SKK            8/25/00        9,550,000            201,309            213,191           11,882              --
           SKK            9/11/00       57,070,000          1,285,485          1,273,284               --          12,201
           SKK            9/12/00       28,760,000            649,575            641,641               --           7,934
           SKK           11/20/00       27,582,189            620,243            614,203               --           6,040
           SKK             3/9/01       44,650,000          1,000,784            990,936               --           9,848
           SKK            3/20/01       25,280,000            577,446            560,846               --          16,600
           SKK            3/20/01       35,630,000            813,953            790,464               --          23,489
           SKK            3/22/01       12,250,000            280,096            271,752               --           8,344
           THB            7/10/00       72,726,500          1,925,000          1,856,910               --          68,090
           THB             9/5/00       31,352,760            799,000            801,656            2,656              --
           THB             9/5/00       36,953,070            941,000            944,850            3,850              --
           TWD            8/21/00       63,252,900          2,055,000          2,057,554            2,554              --
           TWD            9/25/00       43,119,450          1,405,000          1,404,881               --             119
           VEB            9/26/00      834,009,000          1,194,000          1,183,078               --          10,922
                                                        -------------      -------------      -----------      ----------
Total Forward Foreign Currency Purchase Contracts       $ 161,636,262      $ 162,395,503      $ 2,433,468      $1,674,227
                                                        =============      =============      ===========      ==========

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

================================================================================
THE LAZARD FUNDS, INC.

PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------
LAZARD STRATEGIC YIELD PORTFOLIO (CONTINUED)

      Forward                                         U.S. $ Cost         U.S. $
 Foreign Currency     Expiration       Foreign      on Origination       Current        Unrealized       Unrealized
  Sale Contracts         Date         Currency           Date             Value        Appreciation     Depreciation
------------------   ------------   ------------   ----------------   -------------   --------------   -------------
         ARS            7/31/00         702,100       $   701,609      $   701,819        $   --          $    210
         ARS           10/18/00         540,000           533,070          537,153            --             4,083
         ARS           10/18/00         673,188           664,615          669,639            --             5,024
         ARS           10/24/00          71,610            70,000           71,190            --             1,190
         ARS            11/6/00         358,225           350,000          355,664            --             5,664
         ARS            11/6/00         384,550           381,384          381,801            --               417
         ARS            3/28/01       1,708,575         1,655,596        1,664,953            --             9,357
         AUD            7/28/00       5,465,104         3,258,459        3,269,911            --            11,452
         AUD            7/28/00       1,502,216           895,508          898,814            --             3,306
         BRL            7/24/00       1,790,000           956,197          984,653            --            28,456
         BRL            7/24/00         500,000           275,028          275,043            --                15
         BRL             8/4/00       2,765,250         1,500,000        1,516,119            --            16,119
         CAD            7/28/00       9,525,318         6,350,000        6,440,683            --            90,683
         DKK            7/28/00      31,752,310         4,026,670        4,068,297            --            41,627
         DKK            7/28/00      60,996,958         7,337,450        7,815,297            --           477,847
         DKK            7/28/00      59,592,892         7,167,345        7,635,400            --           468,055
         EUR             7/3/00       1,720,229         1,612,781        1,642,628            --            29,847
         EUR            7/10/00       1,013,832           971,969          968,543         3,426                --
         EUR            7/17/00         848,407           771,125          810,882            --            39,757
         EUR            7/28/00         351,118           339,286          335,831         3,455                --
         EUR            7/28/00          20,000            19,329           19,129           200                --
         EUR            7/28/00          32,988            31,537           31,551            --                14
         EUR            7/28/00         526,177           503,143          503,267            --               124
         EUR            7/28/00      16,217,591        15,324,813       15,511,500            --           186,687
         EUR            7/28/00      47,985,236        45,391,634       45,896,024            --           504,390
         EUR            7/28/00       6,146,452         5,814,544        5,878,844            --            64,300
         EUR            7/28/00      16,995,227        16,080,883       16,255,277            --           174,394
         EUR            7/28/00         378,354           347,121          361,881            --            14,760
         EUR            7/28/00         122,172           111,830          116,853            --             5,023
         EUR            7/28/00         435,782           398,000          416,809            --            18,809
         EUR            7/28/00         165,000           151,107          157,816            --             6,709
         EUR            7/28/00         190,856           175,000          182,547            --             7,547
         EUR            7/28/00       1,808,895         1,657,400        1,730,138            --            72,738
         EUR            7/28/00          50,063            45,096           47,883            --             2,787
         EUR            7/28/00         198,020           178,000          189,398            --            11,398
         EUR            7/28/00          33,000            29,622           31,563            --             1,941
         EUR            7/28/00         988,959           892,140          945,901            --            53,761
         EUR            7/28/00         270,557           242,920          258,778            --            15,858
         EUR            7/28/00          72,692            66,187           69,527            --             3,340
         EUR            7/28/00          34,738            31,440           33,226            --             1,786
         EUR            7/28/00         754,494           690,800          721,645            --            30,845
         EUR            7/28/00         162,246           151,534          155,182            --             3,648
         EUR            7/28/00         249,166           237,251          238,318            --             1,067
         EUR            7/28/00         295,773           283,943          282,896         1,047                --
         EUR            7/28/00       3,172,666         3,041,000        3,034,532         6,468                --
         EUR            7/28/00         410,650           391,737          392,771            --             1,034
         EUR            7/28/00         431,895           413,000          413,091            --                91
         EUR            7/28/00         845,000           795,230          808,210            --            12,980
         EUR            7/28/00         311,650           294,721          298,081            --             3,360
         EUR            7/28/00         640,600           603,829          612,709            --             8,880
         EUR            7/28/00         337,602           319,000          322,903            --             3,903

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

================================================================================
THE LAZARD FUNDS, INC.

PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------
LAZARD STRATEGIC YIELD PORTFOLIO (CONTINUED)

      Forward                                              U.S. $ Cost         U.S. $
 Foreign Currency     Expiration         Foreign         on Origination       Current        Unrealized       Unrealized
  Sale Contracts         Date            Currency             Date             Value        Appreciation     Depreciation
------------------   ------------   -----------------   ----------------   -------------   --------------   -------------
         EUR            7/28/00           1,252,958        $ 1,194,696      $ 1,198,406      $       --        $ 3,710
         EUR            7/28/00           1,155,000          1,100,657        1,104,713              --          4,056
         EUR            7/28/00             795,725            761,469          761,080             389             --
         EUR             8/3/00           1,296,562          1,188,621        1,240,563              --         51,942
         EUR             8/3/00           1,615,100          1,537,790        1,545,344              --          7,554
         EUR             8/7/00             686,934            642,607          657,412              --         14,805
         EUR            8/14/00           1,402,786          1,402,000        1,343,020          58,980             --
         EUR            8/25/00             219,420            201,309          210,200              --          8,891
         EUR            9/11/00           1,333,486          1,285,485        1,278,752           6,733             --
         EUR            9/12/00             671,969            649,575          644,427           5,148             --
         EUR            10/4/00           1,058,612          1,024,910        1,016,590           8,320             --
         EUR           11/20/00             581,780            620,242          560,188          60,054             --
         EUR            2/15/01              20,894             20,990           20,215             775             --
         EUR            2/22/01              85,000             86,139           82,269           3,870             --
         EUR             3/9/01           1,019,444          1,000,785          987,476          13,309             --
         EUR            3/20/01             581,885            577,446          563,969          13,477             --
         EUR            3/20/01             820,212            813,954          794,957          18,997             --
         EUR            3/22/01             281,674            280,096          273,030           7,066             --
         EUR             6/7/01           1,732,244          1,666,578        1,685,997              --         19,419
         EUR            6/12/01           2,079,950          2,043,286        2,024,961          18,325             --
         GBP            7/28/00              30,950             49,172           46,856           2,316             --
         GBP            7/28/00             237,207            376,865          359,116          17,749             --
         GBP            7/28/00             275,620            435,356          417,271          18,085             --
         GBP            7/28/00          16,280,169         25,697,921       24,647,119       1,050,802             --
         GBP            7/28/00             341,000            506,314          516,252              --          9,938
         GBP            7/28/00               7,148             10,500           10,821              --            321
         GBP            7/28/00             144,100            211,827          218,158              --          6,331
         GBP            7/28/00           1,320,000          1,965,942        1,998,394              --         32,452
         GBP            7/28/00             445,561            674,847          674,551             296             --
         GBP            7/28/00             158,958            239,868          240,653              --            785
         GBP            7/28/00             100,754            151,328          152,535              --          1,207
         GBP            7/28/00              72,848            110,000          110,287              --            287
         GRD             7/3/00         581,858,950          1,642,278        1,648,905              --          6,627
         GRD             7/5/00         622,900,000          1,768,346        1,765,056           3,290             --
         IDR            7/24/00      10,764,165,000          1,269,359        1,225,503          43,856             --
         IDR             8/4/00          17,170,824          2,051,472        1,951,591          99,881             --
         JPY            7/28/00          67,514,780            655,000          639,702          15,298             --
         JPY            7/28/00          13,958,004            133,980          132,252           1,728             --
         JPY            7/28/00         151,439,068          1,455,096        1,434,885          20,211             --
         JPY            7/28/00         143,854,863          1,383,220        1,363,025          20,195             --
         JPY            7/28/00         886,507,602          8,520,261        8,399,657         120,604             --
         JPY            7/28/00             851,840              8,000            8,071              --             71
         JPY            7/28/00          71,061,120            676,000          673,304           2,696             --
         JPY            7/28/00          48,443,307            458,700          459,000              --            300
         JPY            7/28/00          29,478,247            281,120          279,306           1,814             --
         JPY            7/28/00           9,041,395             86,000           85,667             333             --
         KES             7/3/00          44,000,000            565,917          564,309           1,608             --
         KRW            7/26/00       2,383,570,800          2,106,000        2,135,680              --         29,680
         KRW             9/6/00           1,287,515            132,596          128,062           4,534             --
         MXN            1/24/01           9,700,000            939,467          929,137          10,330             --
         PEN             8/8/00           3,350,998            939,312          951,528              --         12,216

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

================================================================================
THE LAZARD FUNDS, INC.

PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

LAZARD STRATEGIC YIELD PORTFOLIO (CONTINUED)

      Forward                                         U.S. $ Cost          U.S. $
 Foreign Currency     Expiration       Foreign      on Origination        Current         Unrealized       Unrealized
  Sale Contracts         Date         Currency           Date              Value         Appreciation     Depreciation
------------------   ------------   ------------   ----------------   ---------------   --------------   -------------
        PLN              7/3/00       9,140,000      $  2,076,329      $  2,097,009       $       --      $   20,680
        PLN              7/5/00       9,100,000         2,065,975         2,086,490               --          20,515
        PLN              7/6/00       7,296,647         1,696,302         1,672,472           23,830              --
        PLN             7/10/00       1,185,000           270,276           271,267               --             991
        PLN             8/22/00         714,203           167,065           161,364            5,701              --
        PLN            10/12/00       3,128,690           722,478           696,262           26,216              --
        PLN            10/31/00       1,189,846           273,496           263,309           10,187              --
        SEK             7/28/00      26,834,653         3,067,133         3,049,251           17,882              --
        SEK             7/28/00       1,849,294           211,271           210,137            1,134              --
                                                     ------------      ------------       ----------      ----------
Total Forward Foreign Currency Sale Contracts        $218,682,907      $219,630,353       $1,750,615      $2,698,061
                                                     ============      ============       ==========      ==========

Gross unrealized appreciation/depreciation from Forward Foreign Currency Contracts        $4,184,083      $4,372,288
                                                                                          ==========      ==========

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
THE LAZARD FUNDS, INC.

NOTES TO PORTFOLIOS OF INVESTMENTS
JUNE 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

(a) Non-income producing security.

(b) For federal income tax purposes, the aggregate cost, aggregate gross unrealized appreciation, aggregate gross unrealized depreciation and the net unrealized appreciation (depreciation) is as follows:

                                                      AGGREGATE        AGGREGATE           NET
                                                        GROSS            GROSS          UNREALIZED
                                    AGGREGATE        UNREALIZED       UNREALIZED       APPRECIATION
PORTFOLIO                             COST          APPRECIATION     DEPRECIATION     (DEPRECIATION)
-----------------------------   ----------------   --------------   --------------   ---------------
 Equity                          $  298,940,803     $ 53,399,380     $ 27,645,041     $  25,754,339
 Mid Cap                             25,996,640        2,674,036        2,614,488            59,548
 Small Cap                          886,199,895      109,847,275      112,846,105        (2,998,830)
 Global Equity                       95,357,555        9,978,055        6,638,983         3,339,072
 International Equity             2,949,554,842      636,736,258      182,621,502       454,114,756
 International Small Cap            248,114,965       42,926,703       19,438,005        23,488,698
 Emerging Markets                   354,231,238       80,158,592       40,812,268        39,346,324
 Bond                                86,863,484          591,122        1,881,877        (1,290,755)
 High Yield                         108,246,079        1,478,201        8,655,970        (7,177,769)
 International Fixed-Income          81,138,154        3,877,654        4,246,733          (369,079)
 Strategic Yield                    322,813,454        3,501,158       19,389,457       (15,888,299)

(c) Pursuant to Rule 144A of the Securities Act of 1933, these securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2000, these securities amounted to $8,024,243, $11,957,871, $3,314,622, $28,970,134, $4,741,376,
    and $38,910,478 or 2.94%, 3.04%, 4.24%, 28.93%, 5.84%, and 12.83% of net
    assets of International Small Cap Portfolio, Emerging Markets Portfolio, Bond Portfolio, High Yield Portfolio, International Fixed-Income Portfolio and Strategic Yield Portfolio, respectively.

(d) Bankrupt security valued at zero.

(e) Variable rate security. Interest rate shown is the current rate.

(f) Segregated securities for when-issued purchases and/or forward foreign currency contracts.

(g) At June 30, 2000, Small Cap Portfolio held the following security which was a private placement and therefore restricted as to resale, and valued at zero:

                                      ACQUISITION   ACQUISITION
SECURITY                                  DATE         COST
-----------------------------------   -----------   -----------
  Interactive Light Holdings, Inc.,
  10.00%, 02/07/01                       1/25/99    $1,000,000

   Interactive Light Holdings, Inc. is valued as determined in good faith and in accordance with the procedures adopted by the Board of Directors. Small Cap Portfolio will bear any cost, including those involved in registration under the Securities Act of 1933, in connection with the disposition of such security.

(h) Principal amount denominated in respective country's currency unless otherwise noted.

(i) Issue in default.

(j) Interest-only security.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

================================================================================
THE LAZARD FUNDS, INC.

NOTES TO PORTFOLIOS OF INVESTMENTS (CONTINUED)
JUNE 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

Abbreviations:

ADR--American Depositary Receipt
GDR--Global Depositary Receipt
TBA--To Be Announced
REMIC--Real Estate Mortgage Investment Conduit

CURRENCY TERMS
------------------------------
ARS -- Argentine Peso           ILS -- Israeli Shekel
AUD -- Australian Dollar        INR -- Indian Rupee
BRL -- Brazilian Real           JPY -- Japanese Yen
CAD -- Canadian Dollar          KES -- Kenyan Shilling
CHF -- Swiss Franc              KRW -- South Korean Won
CLP -- Chilean Peso             MXN -- Mexican Peso
CNY -- Chinese Yuan Renminbi    NLG -- Netherlands Guilder
CZK -- Czech Koruna             PEN -- Peruvian Nouveau Sol
DEM -- German Deutsche Mark     PHP -- Philippine Peso
DKK -- Danish Krone             PLN -- Polish Zloty
EUR -- Euro Currency            SEK -- Swedish Krona
FRF -- French Franc             SKK -- Slovakian Koruna
GBP -- British Pound Sterling   THB -- Thailand Baht
GRD -- Greek Drachma            TWD -- Taiwan Dollar
HUF -- Hungarian Forint         USD -- United States Dollar
IDR -- Indonesian Rupiah        VEB -- Venezuelan Bolivar


   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

================================================================================
THE LAZARD FUNDS, INC.

PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------
PORTFOLIO HOLDINGS BY INDUSTRY, FOR THOSE PORTFOLIOS PREVIOUSLY PRESENTED BY
COUNTRY:

                                                       LAZARD          LAZARD            LAZARD          LAZARD
                                                       GLOBAL      INTERNATIONAL     INTERNATIONAL      EMERGING
                                                       EQUITY          EQUITY          SMALL CAP         MARKETS
                                                     PORTFOLIO       PORTFOLIO         PORTFOLIO        PORTFOLIO
-----------------------------------------------------------------------------------------------------------------
INDUSTRY
Advertising .....................................         --%              --%             2.8%               --%
Aerospace & Defense .............................        1.3              1.2               --                --
Apparel & Textiles ..............................         --               --              3.1               0.3
Automotive ......................................        2.7              3.8              1.4                --
Banking & Financial Services ....................       17.4             20.8              8.1              14.1
Brewery .........................................        1.7              1.4               --               4.3
Broadcasting ....................................         --               --              1.4               2.9
Building & Construction .........................         --               --              1.1                --
Business Services & Supplies ....................         --               --             10.7                --
Chemicals & Plastics ............................        0.8              2.6              0.8                --
Commercial Services .............................        2.0              2.3               --                --
Computer Software ...............................        1.5               --              3.8               2.1
Computers & Business Equipment ..................        5.1               --              1.9               1.6
Conglomerates ...................................         --               --               --               1.5
Construction & Materials ........................        0.4              0.8               --               1.5
Cosmetics & Toiletries ..........................        1.1              1.4               --                --
Distribution ....................................         --               --              1.6                --
Diversified .....................................        2.7              0.5               --                --
Drugs & Health Care .............................        9.8              7.8              8.1                --
Electrical Equipment ............................        4.7              5.6               --               4.8
Electronics .....................................        6.4              3.4              7.9               3.5
Food & Beverages ................................        4.7              2.5              4.3               1.8
Forest Products .................................        0.9              1.5               --                --
Holding Company-Diversified .....................         --               --              2.3                --
Hospitals & Long-Term Care ......................         --               --              0.5                --
Hotels & Restaurants ............................        1.0               --               --                --
Household Appliances & Home Furnishings .........        0.2              0.9              7.2                --
Industrial Construction .........................         --               --              4.1                --
Insurance .......................................        3.7              5.9              3.1               2.6
Leisure/Entertainment ...........................         --               --              2.3                --
Manufacturing ...................................        3.2              5.9               --               0.2
Medical Products ................................         --               --              1.9                --
Medical Supplies ................................         --               --              1.9                --
Metals ..........................................         --               --               --               3.3
Multimedia ......................................        0.6               --               --                --
Oil & Gas .......................................        5.5              5.1               --               3.2
Paper Products ..................................         --               --               --               0.8
Petroleum Equipment & Services ..................        1.1              1.7               --                --
Petrochemicals ..................................         --               --               --               2.4
Printing ........................................         --               --              1.1                --
Publishing ......................................         --              1.2              4.0                --
Repurchase Agreements ...........................         --              3.1              1.0               6.8
Retail ..........................................        1.2              2.5             10.5               3.3
Semiconductor Manufacturers .....................         --               --               --               3.4
Services ........................................        0.9               --              1.9                --
Steel ...........................................         --               --              0.7               3.5
Suppress Display ................................        3.5               --               --                --
Telecommunications ..............................       13.4             12.7               --              23.3
Telephone .......................................         --               --               --               3.3
Tobacco .........................................         --               --               --               1.1
Transportation-Air ..............................         --              1.2               --                --
Utilities .......................................        3.4              3.8               --               4.4
                                                       -----          -------             ----           -------
Total Investments ...............................      100.9%            99.6%            99.5%            100.0%
                                                       =====          =======             ====           =======

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

================================================================================
THE LAZARD FUNDS, INC.
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

PORTFOLIO HOLDINGS BY ASSET TYPE, FOR THOSE PORTFOLIOS PREVIOUSLY PRESENTED BY
COUNTRY:

                                                        LAZARD          LAZARD
                                                    INTERNATIONAL      STRATEGIC
                                                     FIXED-INCOME        YIELD
                                                      PORTFOLIO        PORTFOLIO
--------------------------------------------------------------------------------
ASSET TYPE
Asset-Backed Securities ........................          1.7%              1.8%
Collateralized Mortgage Obligations ............           --               1.4
Commercial Paper ...............................           --               2.0
Corporate Bonds ................................         65.5              49.7
Discount Notes .................................          6.2              22.1
Foreign Government Obligations .................         17.2              13.7
Mortgage Pass-Through Securities ...............           --               3.8
Preferred Stocks ...............................           --               2.0
Repurchase Agreements ..........................          0.4               1.6
Structured Notes ...............................          2.7               2.1
U.S. Government and Agency Obligations .........          5.8               0.9
Warrants .......................................           --               0.1
                                                         ----           -------
Total Investments ..............................         99.5%            101.2%
                                                         ====           =======

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                      [THIS PAGE LEFT BLANK INTENTIONALLY]

--------------------------------------------------------------------------------
THE LAZARD FUNDS, INC.

STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                           LAZARD              LAZARD              LAZARD
                                                                           EQUITY              MID CAP           SMALL CAP
                                                                         PORTFOLIO            PORTFOLIO          PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments in securities, at value (cost $298,940,803,
 $25,996,640, $886,199,895, $95,357,555,
 $2,949,554,842, $248,114,965, $354,231,238,
 $86,863,484, $108,246,079, $81,138,154, and
 $322,813,454, respectively)......................................     $ 324,695,142       $   26,056,188      $883,201,065
Cash .............................................................               600                  880        10,429,824
Foreign currency (cost $0, $0, $0, $33,933, $0,
 $71,396, $2,592,734, $0, $0, $278,381, and
 $866,815, respectively)..........................................                --                   --                --
Receivables for:
 Investments sold ................................................                --               30,311        10,367,607
 Dividends and interest ..........................................           306,126               32,288           363,389
 Capital stock sold ..............................................         2,517,366               65,717        12,101,333
 Gross appreciation on foreign currency contracts ................                --                   --                --
Deferred organizational expenses .................................                --               11,318                --
                                                                       -------------       --------------      ------------
Total assets .....................................................       327,519,234           26,196,702       916,463,218
                                                                       -------------       --------------      ------------
LIABILITIES
Due to Custodian:
 Cash ............................................................                --                   --                --
 Foreign currency (cost $0, $0, $0, $0, $10,725,972, $0,
 $0, $0, $0, $0, and $0, respectively)............................                --                   --                --
Payables for:
 Investments purchased ...........................................         6,180,104               13,500         9,137,131
 Capital stock repurchased .......................................         3,263,964                   --         1,726,986
 Dividends payable ...............................................                --                   --                --
 Gross depreciation on foreign currency contracts ................                --                   --                --
Investment management fees payable ...............................           200,889               43,588           560,729
Accrued directors' fees payable ..................................             5,835                  734            11,713
Accrued distribution fees payable ................................            19,341                1,473            13,621
Other accrued expenses and payables ..............................            89,833               58,976           157,004
                                                                       -------------       --------------      ------------
Total liabilities ................................................         9,759,966              118,271        11,607,184
                                                                       -------------       --------------      ------------
Net assets .......................................................       317,759,268           26,078,431       904,856,034
                                                                       =============       ==============      ============
NET ASSETS
Paid in capital ..................................................       247,417,364           22,304,498       865,439,720
Undistributed (distributions in excess of)
 investment income--net ..........................................         1,726,605               17,117         9,114,122
Unrealized appreciation (depreciation) on:
 Investments--net ................................................        25,754,339               59,548        (2,998,830)
 Foreign currency--net ...........................................                --                   --                --
Accumulated realized gain (loss)--net ............................        42,860,960            3,697,268        33,301,022
                                                                       -------------       --------------      ------------
Net assets .......................................................     $ 317,759,268       $   26,078,431      $904,856,034
                                                                       =============       ==============      ============
INSTITUTIONAL SHARES
Net assets .......................................................     $ 226,408,848       $   19,828,588      $844,659,462
Shares of capital stock outstanding* .............................        11,116,967            1,752,099        48,972,005
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE .........     $       20.37       $        11.32      $      17.25
OPEN SHARES
Net assets .......................................................     $  91,350,420       $    6,249,843      $ 60,196,572
Shares of capital stock outstanding* .............................         4,497,194              555,313         3,506,683
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE .........     $       20.31       $        11.25      $      17.17

* $0.001 par value, 1,550,000,000 shares authorized for the Portfolios in total.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

=================================================================================================================================



----------------------------------------------------------------------------------------------------------------------------------
  LAZARD              LAZARD            LAZARD           LAZARD                                          LAZARD          LAZARD
  GLOBAL          INTERNATIONAL     INTERNATIONAL       EMERGING         LAZARD          LAZARD      INTERNATIONAL     STRATEGIC
  EQUITY              EQUITY          SMALL CAP         MARKETS           BOND         HIGH YIELD     FIXED-INCOME       YIELD
PORTFOLIO           PORTFOLIO         PORTFOLIO        PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------------




$  98,696,627    $3,403,669,598     $271,603,663      $393,577,562    $ 85,572,729    $101,068,310    $80,769,075     $306,925,155
           13               598              970               835             165             510            227               --


       33,829                --           71,255         2,592,803              --              --        278,383          866,860

           --        14,102,520        1,110,222         1,829,824      22,072,553         976,146        891,078        8,329,246
      124,973         6,109,616        1,413,617           635,358         905,770       2,236,458      1,382,609        5,189,574
        1,318        24,089,655        1,051,701         2,288,169          30,266              --         53,851           20,776
           --                --               --                --              --              --        798,897        4,184,083
           87                --               --                --              --          12,099             --               --
-------------    --------------     ------------      ------------    ------------    ------------    -----------     ------------
   98,856,847     3,447,971,987      275,251,428       400,924,551     108,581,483     104,293,523     84,174,120      325,515,694
-------------    --------------     ------------      ------------    ------------    ------------    -----------     ------------


           --                --               --                --              --              --             --            2,768

           --        10,729,824               --                --              --              --             --               --

      745,833        13,535,580        1,930,106         6,852,050      28,638,632       3,955,673      2,128,304       17,247,774
           --         4,576,567           51,058           107,777       1,573,191              --         87,571          167,312
           --                --               --                --          41,006          24,821             --          128,096
           --                --               --                --              --              --        571,221        4,372,288
      216,387         2,124,709          173,082           329,306          48,238         126,909        107,239          186,401
        1,134            42,597            2,791             5,872           1,490           1,260          1,170            3,939
        1,385            31,809              444             1,918           2,205           3,164          2,399            2,876
       58,167         1,047,682          105,980           233,263          63,096          47,466         84,825          101,139
-------------    --------------     ------------      ------------    ------------    ------------    -----------     ------------
    1,022,906        32,088,768        2,263,461         7,530,186      30,367,858       4,159,293      2,982,729       22,212,593
-------------    --------------     ------------      ------------    ------------    ------------    -----------     ------------
   97,833,941     3,415,883,219      272,987,967       393,394,365      78,213,625     100,134,230     81,191,391      303,303,101
=============    ==============     ============      ============    ============    ============    ===========     ============

   89,997,478     2,663,931,868      227,566,110       387,839,695      86,819,967     118,359,994     84,330,604      350,881,533

      487,455       (22,676,830)       2,608,105           589,181        (542,907)            267        724,805        6,097,884

    3,339,072       454,114,756       23,488,698        39,346,324      (1,290,755)     (7,177,769)      (369,079)     (15,888,299)
          985           196,294          (10,975)            2,317              --              --        208,810         (239,798)
    4,008,951       320,317,131       19,336,029       (34,383,152)     (6,772,680)    (11,048,262)    (3,703,749)     (37,548,219)
-------------    --------------     ------------      ------------    ------------    ------------    -----------     ------------
$  97,833,941    $3,415,883,219     $272,987,967      $393,394,365    $ 78,213,625    $100,134,230    $81,191,391     $303,303,101
=============    ==============     ============      ============    ============    ============    ===========     ============

$  91,517,027    $3,258,450,495     $270,859,462      $383,862,931    $ 67,650,267    $ 82,503,151    $66,241,021     $289,512,715
    6,448,425       197,356,243       18,966,128        39,210,393       7,337,114      10,311,562      6,777,183       33,456,355
$       14.19    $        16.51     $      14.28      $       9.79    $       9.22    $       8.00    $      9.77     $       8.65

$   6,316,914    $  157,432,724     $  2,128,505      $  9,531,434    $ 10,563,358    $ 17,631,079    $14,950,370     $ 13,790,386
      445,362         9,562,112          149,999           972,503       1,145,504       2,202,694      1,537,381        1,593,830
$       14.18    $        16.46     $      14.19      $       9.80    $       9.22    $       8.00    $      9.72     $       8.65


   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
THE LAZARD FUNDS, INC.

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                          LAZARD            LAZARD           LAZARD
                                                                          EQUITY            MID CAP        SMALL CAP
                                                                         PORTFOLIO         PORTFOLIO       PORTFOLIO
---------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME
INCOME:
 Interest .........................................................    $    143,096       $   11,513      $   795,911
 Dividends ........................................................       3,306,317          183,535        5,446,819
                                                                       ------------       ----------      -----------
Total investment income* ..........................................       3,449,413          195,048        6,242,730
                                                                       ------------       ----------      -----------
EXPENSES:
 Management fees ..................................................       1,468,365          117,005        3,484,087
 Administration fees ..............................................          61,544           25,501          115,298
 Distribution fees (Open Shares) ..................................         124,636           11,772           85,494
 Custodian fees ...................................................          51,681           32,915          105,806
 Professional services ............................................          22,719           18,292           27,411
 Registration fees ................................................          21,151           13,621           29,005
 Shareholders' services ...........................................          34,993           25,287           51,953
 Directors' fees and expenses .....................................          10,387              607           21,661
 Shareholders' reports ............................................          10,971            2,965           17,795
 Amortization of organizational expenses ..........................              --            2,408               --
 Other ............................................................           8,340              975           13,248
                                                                       ------------       ----------      -----------
Total expenses before fees waived and expenses reimbursed .........       1,814,787          251,348        3,951,758
 Management fees waived and expenses reimbursed ...................              --          (73,417)              --
 Expense reductions ...............................................              --               --               --
                                                                       ------------       ----------      -----------
Expenses--net .....................................................       1,814,787          177,931        3,951,758
                                                                       ------------       ----------      -----------
INVESTMENT INCOME (LOSS)--NET .....................................       1,634,626           17,117        2,290,972
                                                                       ------------       ----------      -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS AND FOREIGN CURRENCY--NET
 Realized gain (loss) on:
 Investments--net .................................................      35,938,979          482,820       (6,294,153)
 Foreign currency--net ............................................              --               --               --
 Change in net unrealized appreciation (depreciation) on:
 Investments--net .................................................     (52,623,818)         633,800       40,226,255
 Foreign currency--net ............................................              --               --               --
                                                                       ------------       ----------      -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
 AND FOREIGN CURRENCY--NET ........................................     (16,684,839)       1,116,620       33,932,102
                                                                       ------------       ----------      -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS ..................................................    $(15,050,213)      $1,133,737      $36,223,074
                                                                       ============       ==========      ===========
*Net of foreign withholding taxes of ..............................    $      6,643       $       --      $        --
                                                                       ============       ==========      ===========


   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
70

================================================================================

---------------------------------------------------------------------------------------------------------------------
  LAZARD           LAZARD          LAZARD        LAZARD                                      LAZARD         LAZARD
  GLOBAL       INTERNATIONAL   INTERNATIONAL    EMERGING       LAZARD          LAZARD    INTERNATIONAL     STRATEGIC
  EQUITY           EQUITY        SMALL CAP       MARKETS        BOND         HIGH YIELD   FIXED-INCONE       YIELD
 PORTFOLIO       PORTFOLIO       PORTFOLIO      PORTFOLIO     PORTFOLIO       PORTFOLIO    PORTFOLIO       PORTFOLIO
---------------------------------------------------------------------------------------------------------------------



$   108,608    $   3,038,834   $    494,174   $    565,052   $ 3,279,813    $ 5,231,400   $ 1,720,019    $ 11,866,837
    853,101       37,867,120      3,293,240      3,111,398            --        345,584            --         440,886
-----------    -------------   ------------   ------------   -----------    -----------   -----------    ------------
    961,709       40,905,954      3,787,414      3,676,450     3,279,813      5,576,984     1,720,019      12,307,723
-----------    -------------   ------------   ------------   -----------    -----------   -----------    ------------

    324,775       13,110,165      1,039,301      2,011,101       231,044        341,746       265,862       1,203,877
     31,043          246,944         50,100         62,609        31,623         31,495        29,471          54,489
      7,935          180,927          2,900         12,449        13,531         15,948         5,341          19,178
     50,144        1,693,650        164,537        410,036        48,591         33,110        79,084         122,812
     18,257           52,640         19,684         22,147        18,696         17,579        18,427          20,702
     11,857           37,152         18,381         18,266        14,446         13,394        17,810          20,668
     22,516           64,724         27,430         28,660        25,874         22,370        28,795          28,328
      1,420           81,426          5,126         10,257         2,094          1,712         1,458           7,088
      1,529           35,140          4,318          6,073         3,770            856         5,553           6,813
         91               --             --             --            --          2,408            --              --
      1,758           51,765          3,451          6,651         1,850          1,821         2,402           6,821
-----------    -------------   ------------   ------------   -----------    -----------   -----------    ------------
    471,325       15,554,533      1,335,228      2,588,249       391,519        482,439       454,203       1,490,776
     (8,388)              --         (8,374)        (7,744)       (7,066)      (114,836)      (62,262)             --
       (166)            (189)        (1,468)       (19,019)         (942)        (6,723)           --              --
-----------    -------------   ------------   ------------   -----------    -----------   -----------    ------------
    462,771       15,554,344      1,325,386      2,561,486       383,511        360,880       391,941       1,490,776
-----------    -------------   ------------   ------------   -----------    -----------   -----------    ------------
    498,938       25,351,610      2,462,028      1,114,964     2,896,302      5,216,104     1,328,078      10,816,947
-----------    -------------   ------------   ------------   -----------    -----------   -----------    ------------



  3,697,336      257,492,216     19,204,922     20,582,123    (2,026,425)    (3,318,445)   (1,791,206)    (12,026,718)
    (60,700)      (4,596,487)      (530,856)      (318,162)           --             --    (1,111,848)     11,897,479

 (6,014,868)    (442,667,939)   (17,813,073)   (54,615,228)    1,022,775     (5,188,139)   (1,637,433)     (1,454,996)
      2,290          355,651         (3,223)        (3,254)           --             --       444,291      (4,846,387)
-----------    -------------   ------------   ------------   -----------    -----------   -----------    ------------

 (2,375,942)    (189,416,559)       857,770    (34,354,521)   (1,003,650)    (8,506,584)   (4,096,196)     (6,430,622)
-----------    -------------   ------------   ------------   -----------    -----------   -----------    ------------

$(1,877,004)   $(164,064,949)  $  3,319,798   $(33,239,557)  $ 1,892,652    $(3,290,480)  $(2,768,118)   $  4,386,325
===========    =============   ============   ============   ===========    ===========   ===========    ============
$   100,085    $   6,277,241   $    469,652   $    300,745   $        --    $        --   $     1,651    $      3,955
===========    =============   ============   ============   ===========    ===========   ===========    ============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

================================================================================
THE LAZARD FUNDS, INC.

STATEMENTS OF CHANGES IN NET ASSETS


--------------------------------------------------------------------------------

                                                                                         LAZARD EQUITY PORTFOLIO
                                                                                   ------------------------------------
                                                                                    SIX MONTHS ENDED      YEAR ENDED
                                                                                      JUNE 30, 2000      DECEMBER 31,
                                                                                       (UNAUDITED)           1999
-----------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
 Investment income (loss)--net ...................................................   $    1,634,626    $    5,713,817
 Realized gain (loss) on investments and foreign currency--net ...................       35,938,979        22,683,544
 Change in unrealized appreciation (depreciation)--net ...........................      (52,623,818)       (7,619,666)
                                                                                     --------------    --------------
Net increase (decrease) in net assets resulting from operations ..................      (15,050,213)       20,777,695
                                                                                     --------------    --------------
DISTRIBUTIONS TO SHAREHOLDERS:
 From investment income--net
 Institutional Shares ............................................................               --        (4,442,659)
 Open Shares .....................................................................               --        (1,298,892)
 From realized gains--net
 Institutional Shares ............................................................               --       (22,408,104)
 Open Shares .....................................................................               --        (7,906,169)
 In excess of investment income--net
 Institutional Shares ............................................................               --                --
 Open Shares .....................................................................               --                --
                                                                                     --------------    --------------
Net decrease in net assets resulting from distributions ..........................               --       (36,055,824)
                                                                                     --------------    --------------
CAPITAL STOCK TRANSACTIONS:
 Net proceeds from sales
 Institutional Shares ............................................................       37,416,464       161,627,546
 Open Shares .....................................................................       14,362,212        84,343,406
 Net proceeds in connection with acquisition of Bantam Value Portfolio
 Institutional Shares ............................................................               --                --
 Open Shares .....................................................................               --                --
 Net proceeds from reinvestment of distributions
 Institutional Shares ............................................................               --        26,163,636
 Open Shares .....................................................................               --         9,119,227
 Cost of shares redeemed
 Institutional Shares ............................................................     (177,634,299)     (158,758,835)
 Open Shares .....................................................................      (40,988,729)      (86,312,838)
                                                                                     --------------    --------------
Net increase (decrease) in net assets from capital stock transactions ............     (166,844,352)       36,182,142
                                                                                     --------------    --------------
Total increase (decrease) in net assets ..........................................     (181,894,565)       20,904,013
Net assets at beginning of period ................................................      499,653,833       478,749,820
                                                                                     --------------    --------------
Net assets at end of period* .....................................................   $  317,759,268    $  499,653,833
                                                                                     ==============    ==============
SHARES ISSUED AND REPURCHASED:
INSTITUTIONAL SHARES:
 Shares outstanding at beginning of period .......................................       17,915,506        16,605,093
                                                                                     --------------    --------------
 Shares sold .....................................................................        1,825,079         7,217,805
 Shares issued in connection with acquisition of Bantam Value Portfolio ..........               --                --
 Shares issued to shareholders from reinvestment of distributions ................               --         1,227,452
 Shares repurchased ..............................................................       (8,623,618)       (7,134,844)
                                                                                     --------------    --------------
 Net increase (decrease) .........................................................       (6,798,539)        1,310,413
                                                                                     --------------    --------------
 Shares outstanding at end of period .............................................       11,116,967        17,915,506
                                                                                     ==============    ==============
OPEN SHARES:
 Shares outstanding at beginning of period .......................................        5,796,320         5,406,563
                                                                                     --------------    --------------
 Shares sold .....................................................................          701,291         3,792,337
 Shares issued in connection with acquisition of Bantam Value Portfolio ..........               --                --
 Shares issued to shareholders from reinvestment of distributions ................               --           426,832
 Shares repurchased ..............................................................       (2,000,417)       (3,829,412)
                                                                                     --------------    --------------
 Net increase (decrease) .........................................................       (1,299,126)          389,757
                                                                                     --------------    --------------
 Shares outstanding at end of period .............................................        4,497,194         5,796,320
                                                                                     ==============    ==============
 *Includes undistributed (distributions in excess of) investment income--net .....   $    1,726,605    $       91,979
                                                                                     ==============    ==============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

================================================================================


--------------------------------------------------------------------------------
      LAZARD MID CAP PORTFOLIO                 LAZARD SMALL CAP PORTFOLIO
-------------------------------------   ----------------------------------------
SIX MONTHS ENDED        YEAR ENDED       SIX MONTHS ENDED         YEAR ENDED
  JUNE 30, 2000        DECEMBER 31,        JUNE 30, 2000         DECEMBER 31,
   (UNAUDITED)             1999             (UNAUDITED)              1999
-----------------   -----------------   ------------------   -------------------



$         17,117     $        92,535      $    2,290,972      $      6,943,540
         482,820           3,443,959          (6,294,153)          104,474,693
         633,800          (2,411,437)         40,226,255          (133,084,218)
----------------     ---------------      --------------      ----------------
       1,133,737           1,125,057          36,223,074           (21,665,985)
----------------     ---------------      --------------      ----------------


              --             (85,319)                 --            (6,644,255)
              --             (20,147)                 --              (425,376)

              --            (374,199)                 --           (51,857,819)
              --            (134,758)                 --            (4,948,488)

              --              (1,176)                 --                    --
              --                (278)                 --                    --
----------------     ---------------      --------------      ----------------
              --            (615,877)                 --           (63,875,938)
----------------     ---------------      --------------      ----------------


       3,972,543           2,700,743         277,171,556           547,345,994
       2,186,375           8,445,908          51,435,453            74,792,124

              --                  --                  --            26,354,774
              --                  --                  --             3,571,473

              --             410,589                  --            53,233,833
              --             144,681                  --             5,313,688

     (12,291,140)        (31,356,602)       (373,216,339)       (1,050,552,721)
     (10,467,935)        (11,385,727)        (80,115,569)          (86,209,652)
----------------     ---------------      --------------      ----------------
     (16,600,157)        (31,040,408)       (124,724,899)         (426,150,487)
----------------     ---------------      --------------      ----------------
     (15,466,420)        (30,531,228)        (88,501,825)         (511,692,410)
      41,544,851          72,076,079         993,357,859         1,505,050,269
----------------     ---------------      --------------      ----------------
$     26,078,431     $    41,544,851      $  904,856,034      $    993,357,859
================     ===============      ==============      ================


       2,553,780           5,327,538          54,749,412            81,187,480
----------------     ---------------      --------------      ----------------
         348,872             253,804          16,624,375            31,129,994
              --                  --                  --             1,385,450
              --              39,427                  --             3,315,054
      (1,150,553)         (3,066,989)        (22,401,782)          (62,268,566)
----------------     ---------------      --------------      ----------------
        (801,681)         (2,773,758)         (5,777,407)          (26,438,068)
----------------     ---------------      --------------      ----------------
       1,752,099           2,553,780          48,972,005            54,749,412
================     ===============      ==============      ================

       1,306,121           1,564,634           5,233,657             5,391,454
----------------     ---------------      --------------      ----------------
         205,670             810,630           3,058,529             4,303,821
              --                  --                  --               188,462
              --              14,014                  --               333,269
        (956,478)         (1,083,157)         (4,785,503)           (4,983,349)
----------------     ---------------      --------------      ----------------
        (750,808)           (258,513)         (1,726,974)             (157,797)
----------------     ---------------      --------------      ----------------
         555,313           1,306,121           3,506,683             5,233,657
================     ===============      ==============      ================
$         17,117     $            --      $    9,114,122      $      6,823,150
================     ===============      ==============      ================

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

================================================================================
THE LAZARD FUNDS, INC.

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
--------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------------------
                                                                                         LAZARD GLOBAL EQUITY PORTFOLIO
                                                                                     --------------------------------------
                                                                                      SIX MONTHS ENDED        YEAR ENDED
                                                                                        JUNE 30, 2000        DECEMBER 31,
                                                                                         (UNAUDITED)             1999
                                                                                     ------------------   -----------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
 Investment income (loss)--net ...................................................      $    498,938       $      756,323
 Realized gain (loss) on investments and foreign currency--net ...................         3,636,636            2,892,793
 Change in unrealized appreciation (depreciation)--net ...........................        (6,012,578)           6,397,713
                                                                                        ------------       --------------
Net increase (decrease) in net assets resulting from operations ..................        (1,877,004)          10,046,829
                                                                                        ------------       --------------
DISTRIBUTIONS TO SHAREHOLDERS:
 From investment income--net
   Institutional Shares ..........................................................                --             (720,338)
   Open Shares ...................................................................                --              (62,237)
 From realized gains--net
   Institutional Shares ..........................................................                --           (2,116,975)
   Open Shares ...................................................................                --             (204,954)
 In excess of investment income--net
   Institutional Shares ..........................................................                --             (146,012)
   Open Shares ...................................................................                --              (12,615)
                                                                                        ------------       --------------
Net decrease in net assets resulting from distributions ..........................                --           (3,263,131)
                                                                                        ------------       --------------
CAPITAL STOCK TRANSACTIONS:
 Net proceeds from sales
   Institutional Shares ..........................................................        31,734,389          378,158,687
   Open Shares ...................................................................           927,328            2,661,134
 Net proceeds from reinvestment of distributions
   Institutional Shares ..........................................................                --            2,671,819
   Open Shares ...................................................................                --              234,521
 Cost of shares redeemed
   Institutional Shares ..........................................................        (2,046,833)        (341,154,104)
   Open Shares ...................................................................          (722,799)          (2,071,191)
                                                                                        ------------       --------------
Net increase (decrease) in net assets from capital stock transactions ............        29,892,085           40,500,866
                                                                                        ------------       --------------
Total increase (decrease) in net assets ..........................................        28,015,081           47,284,564
Net assets at beginning of period ................................................        69,818,860           22,534,296
                                                                                        ------------       --------------
Net assets at end of period* .....................................................      $ 97,833,941       $   69,818,860
                                                                                        ============       ==============
SHARES ISSUED AND REPURCHASED:
INSTITUTIONAL SHARES:
 Shares outstanding at beginning of period .......................................         4,366,106            1,347,859
                                                                                        ------------       --------------
 Shares sold .....................................................................         2,228,163           26,763,658
 Shares issued to shareholders from reinvestment of distributions ................                --              189,315
 Shares repurchased ..............................................................          (145,844)         (23,934,726)
                                                                                        ------------       --------------
 Net increase (decrease) .........................................................         2,082,319            3,018,247
                                                                                        ------------       --------------
 Shares outstanding at end of period .............................................         6,448,425            4,366,106
                                                                                        ============       ==============
OPEN SHARES:
 Shares outstanding at beginning of period .......................................           430,069              366,528
                                                                                        ------------       --------------
 Shares sold .....................................................................            66,375              188,541
 Shares issued to shareholders from reinvestment of distributions ................                --               16,602
 Shares repurchased ..............................................................           (51,082)            (141,602)
                                                                                        ------------       --------------
 Net increase (decrease) .........................................................            15,293               63,541
                                                                                        ------------       --------------
 Shares outstanding at end of period .............................................           445,362              430,069
                                                                                        ============       ==============
 *Includes undistributed (distributions in excess of) investment income--net .....      $    487,455       $      (11,483)
                                                                                        ============       ==============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

================================================================================

----------------------------------------------------------------------------------------------------------------------
                                               LAZARD INTERNATIONAL SMALL CAP
     LAZARD INTERNATIONAL EQUITY PORTFOLIO                PORTFOLIO                LAZARD EMERGING MARKETS PORTFOLIO
   ----------------------------------------- ----------------------------------- -------------------------------------
     SIX MONTHS ENDED        YEAR ENDED       SIX MONTHS ENDED     YEAR ENDED     SIX MONTHS ENDED      YEAR ENDED
       JUNE 30, 2000        DECEMBER 31,        JUNE 30, 2000     DECEMBER 31,      JUNE 30, 2000      DECEMBER 31,
        (UNAUDITED)             1999             (UNAUDITED)          1999           (UNAUDITED)           1999
   -------------------- -------------------- ------------------ ---------------- ------------------ ------------------


    $      25,351,610    $      67,316,342     $    2,462,028    $   2,219,317    $      1,114,964   $     3,798,049
          252,895,729          267,284,910         18,674,066        1,257,458          20,263,961          (929,711)
         (442,312,288)         405,129,866        (17,816,296)      42,610,498         (54,618,482)      170,956,951
   ------------------   ------------------     --------------    -------------    ----------------  ----------------
         (164,064,949)         739,731,118          3,319,798       46,087,273         (33,239,557)      173,825,289
   ------------------   ------------------     --------------    -------------    ----------------  ----------------


                   --          (70,479,560)                --       (1,852,846)                 --        (4,349,612)
                   --           (2,472,196)                --          (17,000)                 --           (79,945)

                   --         (191,266,859)                --       (1,722,369)                 --                --
                   --           (7,348,292)                --          (22,299)                 --                --

                   --          (32,606,665)                --               --                  --          (122,189)
                   --           (1,143,737)                --               --                  --            (2,246)
   ------------------   ------------------     --------------    -------------    ----------------  ----------------
                   --         (305,317,309)                --       (3,614,514)                 --        (4,553,992)
   ------------------   ------------------     --------------    -------------    ----------------  ----------------


        1,178,170,146        1,567,830,033        152,564,181       60,812,490         185,960,722       181,437,898
          156,332,466          290,150,531            152,496        1,056,862           1,163,847        14,452,309

                   --          274,265,893                 --        3,347,465                  --         3,865,326
                   --            9,632,374                 --           34,262                  --            75,410

       (1,345,322,553)      (1,557,031,320)      (102,682,570)     (66,183,628)       (235,081,217)     (183,031,252)
         (131,455,705)        (223,629,942)          (490,972)      (1,840,507)         (1,178,459)      (16,525,857)
   ------------------   ------------------     --------------    -------------    ----------------  ----------------
         (142,275,646)         361,217,569         49,543,135       (2,773,056)        (49,135,107)          273,834
   ------------------   ------------------     --------------    -------------    ----------------  ----------------
         (306,340,595)         795,631,378         52,862,933       39,699,703         (82,374,664)      169,545,131
        3,722,223,814        2,926,592,436        220,125,034      180,425,331         475,769,029       306,223,898
   ------------------   ------------------     --------------    -------------    ----------------  ----------------
    $   3,415,883,219    $   3,722,223,814     $  272,987,967    $ 220,125,034    $    393,394,365   $   475,769,029
   ==================   ==================     ==============    =============    ================  ================


          207,337,268          189,079,168         15,418,580       15,590,528          43,466,805        42,950,229
   ------------------   ------------------     --------------    -------------    ----------------  ----------------
           72,803,921           97,266,494         10,627,648        5,033,426          18,740,441        23,270,856
                   --           16,569,235                 --          255,727                  --           395,536
          (82,784,946)         (95,577,629)        (7,080,100)      (5,461,101)        (22,996,853)      (23,149,816)
   ------------------   ------------------     --------------    -------------    ----------------  ----------------
           (9,981,025)          18,258,100          3,547,548         (171,948)         (4,256,412)          516,576
   ------------------   ------------------     --------------    -------------    ----------------  ----------------
          197,356,243          207,337,268         18,966,128       15,418,580          39,210,393        43,466,805
   ==================   ==================     ==============    =============    ================  ================

            7,994,053            3,106,682            173,602          232,449             977,024         1,176,048
   ------------------   ------------------     --------------    -------------    ----------------  ----------------
            9,685,551           18,015,062             10,793           93,525             110,775         2,069,221
                   --              582,110                 --            2,602                  --             7,481
           (8,117,492)         (13,709,801)           (34,396)        (154,974)           (115,296)       (2,275,726)
   ------------------   ------------------     --------------    -------------    ----------------  ----------------
            1,568,059            4,887,371            (23,603)         (58,847)             (4,521)         (199,024)
   ------------------   ------------------     --------------    -------------    ----------------  ----------------
            9,562,112            7,994,053            149,999          173,602             972,503           977,024
   ==================   ==================     ==============    =============    ================  ================
    $     (22,676,830)   $     (48,028,440)    $    2,608,105    $     146,077    $        589,181   $      (525,783)
   ==================   ==================     ==============    =============    ================  ================

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

================================================================================
THE LAZARD FUNDS, INC.

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)


--------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------------------------------------
                                                                                                  LAZARD BOND PORTFOLIO
                                                                                           ------------------------------------
                                                                                            SIX MONTHS ENDED      YEAR ENDED
                                                                                              JUNE 30, 2000      DECEMBER 31,
                                                                                               (UNAUDITED)           1999
                                                                                           ------------------ -----------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
 Investment income (loss)--net ...........................................................   $   2,896,302     $    6,509,592
 Realized gain (loss) on investments, cross currency swaps and foreign currency--net .....      (2,026,425)        (4,899,519)
 Change in unrealized appreciation (depreciation)--net ...................................       1,022,775         (2,234,468)
                                                                                             -------------     --------------
Net increase (decrease) in net assets resulting from operations ..........................       1,892,652           (624,395)
                                                                                             -------------     --------------
DISTRIBUTIONS TO SHAREHOLDERS:
 From investment income--net
 Institutional Shares ....................................................................      (2,562,295)        (5,357,536)
 Open Shares .............................................................................        (325,853)          (671,175)
 From realized gains--net
 Institutional Shares ....................................................................              --                 --
 Open Shares .............................................................................              --                 --
 In excess of investment income--net
 Institutional Shares ....................................................................              --           (478,824)
 Open Shares .............................................................................              --            (59,985)
 In excess of realized gains--net
 Institutional Shares ....................................................................              --                 --
 Open Shares .............................................................................              --                 --
 From capital--net
 Institutional Shares ....................................................................              --                 --
 Open Shares .............................................................................              --                 --
                                                                                             -------------     --------------
Net decrease in net assets resulting from distributions ..................................      (2,888,148)        (6,567,520)
                                                                                             -------------     --------------
CAPITAL STOCK TRANSACTIONS:
 Net proceeds from sales
 Institutional Shares ....................................................................      24,379,130        363,141,029
 Open Shares .............................................................................       1,118,215          5,171,755
 Net proceeds from reinvestment of distributions
 Institutional Shares ....................................................................       2,252,960          5,137,228
 Open Shares .............................................................................         304,257            653,992
 Cost of shares redeemed
 Institutional Shares ....................................................................     (49,631,171)      (370,764,169)
 Open Shares .............................................................................      (2,376,348)        (8,608,945)
                                                                                             -------------     --------------
Net increase (decrease) in net assets from capital stock transactions ....................     (23,952,957)        (5,269,110)
                                                                                             -------------     --------------
Total increase (decrease) in net assets ..................................................     (24,948,453)       (12,461,025)
Net assets at beginning of period ........................................................     103,162,078        115,623,103
                                                                                             -------------     --------------
Net assets at end of period* .............................................................   $  78,213,625     $  103,162,078
                                                                                             =============     ==============
SHARES ISSUED AND REPURCHASED:
INSTITUTIONAL SHARES:
 Shares outstanding at beginning of period ...............................................       9,853,933         10,154,742
                                                                                             -------------     --------------
 Shares sold .............................................................................       2,643,324         38,115,392
 Shares issued to shareholders from reinvestment of distributions ........................         245,262            538,765
 Shares repurchased ......................................................................      (5,405,405)       (38,954,966)
                                                                                             -------------     --------------
 Net increase (decrease) .................................................................      (2,516,819)          (300,809)
                                                                                             -------------     --------------
 Shares outstanding at end of period .....................................................       7,337,114          9,853,933
                                                                                             =============     ==============
OPEN SHARES:
 Shares outstanding at beginning of period ...............................................       1,248,705          1,540,500
                                                                                             -------------     --------------
 Shares sold .............................................................................         121,871            534,487
 Shares issued to shareholders from reinvestment of distributions ........................          33,121             68,542
 Shares repurchased ......................................................................        (258,193)          (894,824)
                                                                                             -------------     --------------
 Net increase (decrease) .................................................................        (103,201)          (291,795)
                                                                                             -------------     --------------
 Shares outstanding at end of period .....................................................       1,145,504          1,248,705
                                                                                             =============     ==============
 *Includes undistributed (distributions in excess of) investment income--net .............   $    (542,907)    $     (551,061)
                                                                                             =============     ==============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

================================================================================


-------------------------------------------------------------------------------------------------------------------------------
                                                LAZARD INTERNATIONAL FIXED-INCOME
       LAZARD HIGH YIELD PORTFOLIO                          PORTFOLIO                      LAZARD STRATEGIC YIELD PORTFOLIO
------------------------------------------   ---------------------------------------   ----------------------------------------
      SIX MONTHS ENDED       YEAR ENDED       SIX MONTHS ENDED        YEAR ENDED        SIX MONTHS ENDED         YEAR ENDED
        JUNE 30, 2000       DECEMBER 31,        JUNE 30, 2000        DECEMBER 31,         JUNE 30, 2000         DECEMBER 31,
         (UNAUDITED)            1999             (UNAUDITED)             1999              (UNAUDITED)              1999
     ------------------   ----------------   ------------------   ------------------   ------------------   -------------------



       $    5,216,104      $   7,841,589       $   1,328,078        $  3,545,955        $    10,816,947      $     24,000,315
           (3,318,445)        (5,468,472)         (2,903,054)         (4,192,996)              (129,239)          (11,218,336)
           (5,188,139)          (843,969)         (1,193,142)         (4,001,310)            (6,301,383)            4,041,759
       --------------     --------------       -------------        -------------       ---------------      ----------------
           (3,290,480)         1,529,148          (2,768,118)         (4,648,351)             4,386,325            16,823,738
       --------------     --------------       -------------        -------------       ---------------      ----------------


           (4,495,853)        (7,707,773)           (411,267)                 --            (10,277,023)          (22,570,103)
             (720,251)          (133,823)            (26,411)                 --               (484,957)           (1,430,212)

                   --                 --                  --            (675,540)                    --                    --
                   --                 --                  --             (34,819)                    --                    --

                   --             (9,851)                 --                  --                     --                (2,917)
                   --               (171)                 --                  --                     --                  (185)

                   --                 --                  --                (146)                    --                    --
                   --                 --                  --                  (8)                    --                    --

                   --                 --                  --          (1,125,469)                    --                    --
                   --                 --                  --             (52,805)                    --                    --
       --------------     --------------       -------------        ------------        ---------------      ----------------
           (5,216,104)        (7,851,618)           (437,678)         (1,888,787)           (10,761,980)          (24,003,417)
       --------------     --------------       -------------        ------------        ---------------      ----------------



            6,726,457         45,382,021           6,795,641          27,539,426             55,526,591           191,948,304
           17,463,142            999,125          14,317,899           2,031,273              1,183,010           182,317,275

            4,399,176          7,582,376             403,749           1,719,854              9,134,397            16,624,003
              473,533            121,082              25,856              83,838                410,722             1,205,221

           (5,035,405)        (5,033,496)        (11,833,778)        (64,592,946)           (75,214,865)         (293,687,843)
             (355,859)          (642,431)         (2,966,067)         (2,841,194)            (3,512,390)         (189,135,351)
       --------------     --------------       -------------        ------------        ---------------      ----------------
           23,671,044         48,408,677           6,743,300         (36,059,749)           (12,472,535)          (90,728,391)
       --------------     --------------       -------------        ------------        ---------------      ----------------
           15,164,460         42,086,207           3,537,504         (42,596,887)           (18,848,190)          (97,908,070)
           84,969,770         42,883,563          77,653,887         120,250,774            322,151,291           420,059,361
       --------------     --------------       -------------        ------------        ---------------      ----------------
       $  100,134,230      $  84,969,770       $  81,191,391        $ 77,653,887        $   303,303,101      $    322,151,291
       ==============     ==============       =============        ============        ===============      ================


            9,535,605          4,453,235           7,252,221          10,782,322             34,670,734            44,107,303
       --------------     --------------       -------------        ------------        ---------------      ----------------
              833,990          4,793,737             694,133           2,688,009              6,330,446            21,343,867
              530,685            833,182              41,616             170,799              1,046,715             1,863,022
             (588,718)          (544,549)         (1,210,787)         (6,388,909)            (8,591,540)          (32,643,458)
       --------------     --------------       -------------        ------------        ---------------      ----------------
              775,957          5,082,370            (475,038)         (3,530,101)            (1,214,379)           (9,436,569)
       --------------     --------------       -------------        ------------        ---------------      ----------------
           10,311,562          9,535,605           6,777,183           7,252,221             33,456,355            34,670,734
       ==============     ==============       =============        ============        ===============      ================

              148,700            100,729             372,893             444,293              1,816,497             2,489,504
       --------------     --------------       -------------        ------------        ---------------      ----------------
            2,036,932            108,247           1,467,383             198,864                134,338            20,407,856
               58,488             12,591               2,669               8,366                 47,047               135,127
              (41,426)           (72,867)           (305,564)           (278,630)              (404,052)          (21,215,990)
       --------------     --------------       -------------        ------------        ---------------      ----------------
            2,053,994             47,971           1,164,488             (71,400)              (222,667)             (673,007)
       --------------     --------------       -------------        ------------        ---------------      ----------------
            2,202,694            148,700           1,537,381             372,893              1,593,830             1,816,497
       ==============     ==============       =============        ============        ===============      ================
       $          267      $         267       $     724,805        $   (165,595)       $     6,097,884      $      6,042,917
       ==============     ==============       =============        ============        ===============      ================

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
THE LAZARD FUNDS, INC.

FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD:
--------------------------------------------------------------------------------

LAZARD EQUITY PORTFOLIO

                                                     SIX MONTHS                              YEAR ENDED
                                                        ENDED     -----------------------------------------------------------------
                                                      6/30/00+      12/31/99     12/31/98     12/31/97     12/31/96      12/31/95
INSTITUTIONAL SHARES                               -------------- ------------ ------------ ------------ ------------ -------------
Net asset value, beginning of period .............   $  21.08       $ 21.75      $ 19.98      $ 19.24      $ 17.41       $ 13.75
                                                     --------       -------      -------      -------      -------       -------
Income (loss) from investment operations:
 Net investment income (loss) (c) ................       0.09          0.26         0.28         0.22         0.33          0.23
 Net realized and unrealized gain (loss) .........      (0.80)         0.66         3.10         4.54         3.06          4.93
                                                     --------       -------      -------      -------      -------       -------
 Total from investment operations ................      (0.71)         0.92         3.38         4.76         3.39          5.16
                                                     --------       -------      -------      -------      -------       -------
Less distributions from and in excess of:
 Net investment income ...........................         --         (0.26)       (0.26)       (0.22)       (0.33)        (0.18)
 Net realized gain ...............................         --         (1.33)       (1.35)       (3.80)       (1.23)        (1.32)
                                                     --------       -------      -------      -------      -------       -------
 Total distributions .............................         --         (1.59)       (1.61)       (4.02)       (1.56)        (1.50)
                                                     --------       -------      -------      -------      -------       -------
Net asset value, end of period ...................   $  20.37       $ 21.08      $ 21.75      $ 19.98      $ 19.24       $ 17.41
                                                     ========       =======      =======      =======      =======       =======
TOTAL RETURN (A) .................................     (3.4)%          4.2%        17.3%        25.1%        19.9%         37.7%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands) .........   $226,409      $377,660     $361,126     $333,575     $278,605      $163,787
Ratios to average net assets:
 Net expenses (b) ................................      0.86%         0.84%        0.85%        0.86%        0.89%         0.92%
 Gross expenses (b) ..............................      0.86%         0.84%        0.85%        0.87%        0.89%         0.92%
 Net investment income (b) .......................      0.90%         1.14%        1.28%        1.00%        1.87%         1.45%
Portfolio turnover rate ..........................        22%           62%          76%          78%          66%           81%


                                                                                              FOR THE
                                                     SIX MONTHS          YEAR ENDED            PERIOD
                                                        ENDED      ----------------------    2/5/97* TO
                                                      6/30/00+     12/31/99      12/31/98     12/31/97
                                                     ========      -=======      =======-     =======-
Net asset value, beginning of period .............    $ 21.05      $  21.76      $  19.99     $ 20.19
                                                      -======      -=======      -=======     =======
Income (loss) from investment operations:
 Net investment income (loss) (c) ................       0.06          0.20          0.20        0.13
 Net realized and unrealized gain (loss) .........      (0.80)         0.65          3.12        3.62
                                                      -======      -=======      -=======     =======
 Total from investment operations ................      (0.74)         0.85          3.32        3.75
                                                      -======      -=======      -=======     =======
Less distributions from and in excess of:
 Net investment income ...........................         --         (0.23)        (0.20)      (0.15)
 Net realized gain ...............................         --         (1.33)        (1.35)      (3.80)
                                                      -======      -=======      -=======     =======
 Total distributions .............................         --         (1.56)        (1.55)      (3.95)
                                                      -======      -=======      -=======     =======
Net asset value, end of period ...................    $ 20.31      $  21.05      $  21.76     $ 19.99
                                                      -======      -=======      -=======     =======
TOTAL RETURN (A) .................................     (3.5)%          3.9%         17.0%       18.9%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands) .........    $91,350      $121,994      $117,624     $22,811
Ratios to average net assets:
 Net expenses (b) ................................      1.12%         1.10%         1.12%       1.22%
 Gross expenses (b) ..............................      1.12%         1.10%         1.12%       1.35%
 Net investment income (b) .......................      0.64%         0.89%         0.96%       0.60%
SEE NOTES TO FINANCIAL HIGHLIGHTS.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
THE LAZARD FUNDS, INC.


FINANCIAL HIGHLIGHTS (CONTINUED)

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD:
--------------------------------------------------------------------------------

LAZARD MID CAP PORTFOLIO



                                                                                                     FOR THE
                                                      SIX MONTHS            YEAR ENDED               PERIOD
                                                         ENDED      ---------------------------    11/4/97* TO
                                                       6/30/00+       12/31/99       12/31/98       12/31/97
INSTITUTIONAL SHARES                                 ------------   ------------   ------------   ------------
Net asset value, beginning of period .............     $ 10.78        $ 10.46        $ 10.26        $ 10.00
                                                       -------        -------        -------        -------
Income (loss) from investment operations:
 Net investment income (loss) (c) ................        0.01           0.02           0.05           0.02
 Net realized and unrealized gain (loss) .........        0.53           0.43           0.31           0.26
                                                       -------        -------        -------        -------
 Total from investment operations ................        0.54           0.45           0.36           0.28
                                                       -------        -------        -------        -------
Less distributions from and in excess of:
 Net investment income ...........................          --          (0.03)         (0.05)         (0.02)
 Net realized gain ...............................          --          (0.10)         (0.11)            --
                                                       -------        -------        -------        -------
 Total distributions .............................          --          (0.13)         (0.16)         (0.02)
                                                       -------        -------        -------        -------
Net asset value, end of period ...................     $ 11.32        $ 10.78        $ 10.46        $ 10.26
                                                       =======        =======        =======        =======
TOTAL RETURN (A) .................................        5.0%           4.4%           3.7%           2.8%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands) .........     $19,829        $27,521        $55,731        $49,779
Ratios to average net assets:
 Net expenses (b) ................................       1.05%          1.05%          1.05%          1.05%
 Gross expenses (b) ..............................       1.50%          1.17%          1.23%          1.44%
 Net investment income (b) .......................       0.19%          0.23%          0.48%          1.02%
Portfolio turnover rate ..........................         73%           113%            86%             1%


                                                                                                     FOR THE
                                                      SIX MONTHS            YEAR ENDED               PERIOD
                                                         ENDED      ---------------------------    11/4/97* TO
                                                       6/30/00+       12/31/99       12/31/98       12/31/97
OPEN SHARES                                          ------------   ------------   ------------   ------------
Net asset value, beginning of period .............     $ 10.74        $ 10.45        $ 10.26        $ 10.00
                                                       -------        -------        -------        -------
Income (loss) from investment operations:
 Net investment income (loss) (c) ................          --          (0.01)          0.02           0.01
 Net realized and unrealized gain (loss) .........        0.51           0.42           0.32           0.26
                                                       -------        -------        -------        -------
 Total from investment operations ................        0.51           0.41           0.34           0.27
                                                       -------        -------        -------        -------
Less distributions from and in excess of:
  Net investment income ..........................          --          (0.02)         (0.04)         (0.01)
 Net realized gain ...............................          --          (0.10)         (0.11)            --
                                                       -------        -------        -------        -------
 Total distributions .............................          --          (0.12)         (0.15)         (0.01)
                                                       -------        -------        -------        -------
Net asset value, end of period ...................     $ 11.25        $ 10.74        $ 10.45        $ 10.26
                                                       =======        =======        =======        =======
TOTAL RETURN (A) .................................        4.8%           4.0%           3.4%           2.7%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands) .........     $ 6,250        $14,024        $16,345        $ 1,806
Ratios to average net assets:
 Net expenses (b) ................................       1.35%          1.35%          1.35%          1.35%
 Gross expenses (b) ..............................       1.87%          1.55%          1.66%          4.97%
 Net investment income (loss) (b) ................     (0.09)%        (0.08)%          0.29%          0.72%
SEE NOTES TO FINANCIAL HIGHLIGHTS.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

================================================================================
THE LAZARD FUNDS, INC.

FINANCIAL HIGHLIGHTS (CONTINUED)

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD:
--------------------------------------------------------------------------------
LAZARD SMALL CAP PORTFOLIO

                                                 SIX MONTHS                                 YEAR ENDED
                                                   ENDED     ----------------------------------------------------------------------
                                                  6/30/00+     12/31/99        12/31/98        12/31/97      12/31/96      12/31/95
INSTITUTIONAL SHARES                           ------------- ------------- --------------- --------------- ------------ -----------
Net asset value, beginning of period .........   $  16.57     $    17.39     $    20.02      $    18.44     $  15.95      $  14.35
                                                 --------     ----------     ----------      ----------     --------      --------
Income (loss) from investment operations:
 Net investment income (loss) (c) ............       0.04           0.10           0.08            0.07         0.11          0.13
 Net realized and unrealized gain (loss) .....       0.64      0.17  (d)          (2.60)           4.92         3.68          2.95
                                                 --------     ----------     ----------      ----------     --------      --------
 Total from investment operations ............       0.68           0.27          (2.52)           4.99         3.79          3.08
                                                 --------     ----------     ----------      ----------     --------      --------
Less distributions from and in excess of:
 Net investment income .......................         --          (0.11)         (0.01)          (0.06)       (0.11)        (0.16)
 Net realized gain ...........................         --          (0.98)         (0.10)          (3.35)       (1.19)        (1.32)
                                                 --------     ----------     ----------      ----------     --------      --------
 Total distributions .........................         --          (1.09)         (0.11)          (3.41)       (1.30)        (1.48)
                                                 --------     ----------     ----------      ----------     --------      --------
Net asset value, end of period ...............   $  17.25     $    16.57     $    17.39      $    20.02     $  18.44      $  15.95
                                                 --------     ----------     ----------      ----------     --------      --------
TOTAL RETURN (A) .............................       4.1%           1.8%        (12.6)%           28.1%        23.9%         21.5%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands) .....   $844,659     $  906,945     $1,411,503      $1,445,075     $981,405      $646,371
Ratios to average net assets:
 Net expenses (b) ............................      0.83%          0.81%          0.81%           0.82%        0.84%         0.84%
 Gross expenses (b) ..........................      0.83%          0.81%          0.81%           0.82%        0.84%         0.84%
 Net investment income (b) ...................      0.51%          0.60%          0.50%           0.35%        0.60%         0.90%
Portfolio turnover rate ......................        33%            50%            46%             56%          51%           70%

                                                                                               FOR THE
                                                SIX MONTHS           YEAR ENDED                 PERIOD
                                                   ENDED     ---------------------------     1/30/97* TO
                                                 6/30/00+      12/31/99       12/31/98        12/31/97
OPEN SHARES                                     -----------  -------------  ------------     -----------
Net asset value, beginning of period .........     $ 16.51      $ 17.35         $ 20.02        $ 18.75
                                                   -------      -------         -------        -------
Income (loss) from investment operations:
 Net investment income (loss) (c) ............        0.02         0.06            0.03           0.01
 Net realized and unrealized gain (loss) .....        0.64         0.16(d)        (2.60)          4.61
                                                   -------      -------         -------        -------
 Total from investment operations ............        0.66         0.22           (2.57)          4.62
                                                   -------      -------         -------        -------
Less distributions from and in excess of:
 Net investment income .......................          --        (0.08)             --             --
 Net realized gain ...........................          --        (0.98)          (0.10)         (3.35)
                                                   -------      -------         -------        -------
 Total distributions .........................          --        (1.06)          (0.10)         (3.35)
                                                   -------      -------         -------        -------
Net asset value, end of period ...............     $ 17.17      $ 16.51         $ 17.35        $ 20.02
                                                   =======      =======         =======        =======
TOTAL RETURN (A) .............................        4.0%         1.5%         (12.9)%          25.6%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands) .....     $60,197      $86,413         $93,547        $46,097
Ratios to average net assets:
 Net expenses (b) ............................       1.11%        1.09%           1.09%          1.14%
 Gross expenses (b) ..........................       1.11%        1.09%           1.09%          1.23%
 Net investment income (b) ...................       0.25%        0.33%           0.21%          0.12%
SEE NOTES TO FINANCIAL HIGHLIGHTS.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

================================================================================
THE LAZARD FUNDS, INC.

FINANCIAL HIGHLIGHTS (CONTINUED)

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD:
--------------------------------------------------------------------------------
LAZARD GLOBAL EQUITY PORTFOLIO

                                                                                                                     FOR THE
                                                       SIX MONTHS                     YEAR ENDED                      PERIOD
                                                          ENDED       ------------------------------------------    1/4/96* TO
                                                        6/30/00+        12/31/99       12/31/98       12/31/97       12/31/96
INSTITUTIONAL SHARES                                 --------------   ------------   ------------   ------------   -----------
Net asset value, beginning of period .............     $ 14.56          $ 13.14        $ 11.91        $ 11.48        $ 10.00
                                                       -------          -------        -------        -------        -------
Income (loss) from investment operations:
 Net investment income (loss) (c) ................       0.08              0.19           0.10           0.14           0.09
 Net realized and unrealized gain (loss) .........       (0.45)            1.95           1.90           1.58           1.49
                                                       -------          -------        -------        -------        -------
 Total from investment operations ................       (0.37)            2.14           2.00           1.72           1.58
                                                       -------          -------        -------        -------        -------
Less distributions from and in excess of:
 Net investment income ...........................          --            (0.21)         (0.08)         (0.15)         (0.10)
 Net realized gain ...............................          --            (0.51)         (0.69)         (1.14)            --
                                                       -------          -------        -------        -------        -------
 Total distributions .............................          --            (0.72)         (0.77)         (1.29)         (0.10)
                                                       -------          -------        -------        -------        -------
Net asset value, end of period ...................     $ 14.19          $ 14.56        $ 13.14        $ 11.91        $ 11.48
                                                       =======          =======        =======        =======        =======
TOTAL RETURN (A) .................................      (2.5)%            16.4%          17.1%          15.3%          15.8%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands) .........     $91,517          $63,557        $17,710        $10,359        $ 9,784
Ratios to average net assets:
 Net expenses (b) ................................       1.05%            1.05%          1.05%          1.05%          1.05%
 Gross expenses (b) ..............................       1.05%            1.21%          2.18%          2.55%          5.06%
 Net investment income (b) .......................       1.18%            1.35%          1.07%          1.02%          1.70%
Portfolio turnover rate ..........................         31%              43%            48%            64%            74%


                                                                                                       FOR THE
                                                       SIX MONTHS             YEAR ENDED               PERIOD
                                                          ENDED       ---------------------------    1/30/97* TO
                                                        6/30/00+        12/31/99       12/31/98       12/31/97
OPEN SHARES                                          --------------   ------------   ------------   ------------
Net asset value, beginning of period .............     $ 14.56          $ 13.16        $ 11.92        $ 11.31
                                                       -------          -------        -------        -------
Income (loss) from investment operations:
 Net investment income (loss) (c) ................        0.06             0.13           0.09           0.08
 Net realized and unrealized gain (loss) .........       (0.44)            1.97           1.88           1.78
                                                       -------          -------        -------        -------
 Total from investment operations ................       (0.38)            2.10           1.97           1.86
                                                       -------          -------        -------        -------
Less distributions from and in excess of:
 Net investment income ...........................          --            (0.19)         (0.04)         (0.11)
 Net realized gain ...............................          --            (0.51)         (0.69)         (1.14)
                                                       -------          -------        -------        -------
 Total distributions .............................          --            (0.70)         (0.73)         (1.25)
                                                       -------          -------        -------        -------
Net asset value, end of period ...................     $ 14.18          $ 14.56        $ 13.16        $ 11.92
                                                       =======          =======        =======        =======
TOTAL RETURN (A) .................................      (2.6)%            16.1%          16.8%          16.7%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands) .........     $ 6,317          $ 6,262        $ 4,824        $ 2,290
Ratios to average net assets:
 Net expenses (b) ................................       1.35%            1.35%          1.35%          1.35%
 Gross expenses (b) ..............................       1.61%            1.80%          2.85%          4.23%
 Net investment income (b) .......................       0.82%            0.95%          0.77%          0.67%
SEE NOTES TO FINANCIAL HIGHLIGHTS.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

================================================================================
THE LAZARD FUNDS, INC.

FINANCIAL HIGHLIGHTS (CONTINUED)

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD:
--------------------------------------------------------------------------------
LAZARD INTERNATIONAL EQUITY PORTFOLIO

                                                        SIX MONTHS                             YEAR ENDED
                                                           ENDED    -------------------------------------------------------------
                                                         6/30/00+     12/31/99     12/31/98     12/31/97     12/31/96     12/31/95
INSTITUTIONAL SHARES                                    ----------   ----------   ----------   ----------   ----------   ----------
Net asset value, beginning of period .................  $    17.29   $    15.23   $    13.97   $    13.62   $    12.50   $    11.23
                                                        ----------   ----------   ----------   ----------   ----------   ----------
Income (loss) from investment operations:
 Net investment income (loss) (c) ....................        0.12         0.34         0.18         0.22         0.17         0.19
 Net realized and unrealized gain (loss) .............       (0.90)        3.25         2.03         1.40         1.76         1.29
                                                        ----------   ----------   ----------   ----------   ----------   ----------
 Total from investment operations ....................       (0.78)        3.59         2.21         1.62         1.93         1.48
                                                        ----------   ----------   ----------   ----------   ----------   ----------
Less distributions from and in excess of:
 Net investment income ...............................          --        (0.54)       (0.14)       (0.34)       (0.19)       (0.09)
 Net realized gain ...................................          --        (0.99)       (0.81)       (0.93)       (0.62)       (0.12)
                                                        ----------   ----------   ----------   ----------   ----------   ----------
 Total distributions .................................          --        (1.53)       (0.95)       (1.27)       (0.81)       (0.21)
                                                        ----------   ----------   ----------   ----------   ----------   ----------
Net asset value, end of period .......................  $    16.51   $    17.29   $    15.23   $    13.97   $    13.62   $    12.50
                                                        ==========   ==========   ==========   ==========   ==========   ==========
TOTAL RETURN (A) .....................................      (4.5)%        24.1%        16.0%        11.8%        15.6%        13.1%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands) .............  $3,258,450   $3,584,093   $2,879,289   $2,099,724   $1,816,173   $1,299,549
Ratios to average net assets:
  Net expenses (b) ...................................       0.88%        0.88%        0.90%        0.89%        0.91%        0.95%
 Gross expenses (b) ..................................       0.88%        0.88%        0.90%        0.89%        0.91%        0.95%
 Net investment income (b) ...........................       1.46%        2.09%        1.37%        1.18%        1.93%        1.82%
Portfolio turnover rate ..............................         32%          35%          41%          37%          39%          63%

                                                                                                          FOR THE
                                                          SIX MONTHS             YEAR ENDED                PERIOD
                                                             ENDED         ------------------------     1/23/97* TO
                                                           6/30/00+         12/31/99       12/31/98       12/31/97
OPEN SHARES                                                --------         --------        -------        -------
Net asset value, beginning of period .................     $  17.28         $  15.23        $ 13.95        $ 13.29
                                                           --------         --------        -------        -------
Income (loss) from investment operations:
 Net investment income (loss) (c) ....................         0.10             0.31           0.18           0.16
 Net realized and unrealized gain (loss) .............        (0.92)            3.22           2.00           1.71
                                                           --------         --------        -------        -------
 Total from investment operations ....................        (0.82)            3.53           2.18           1.87
                                                           --------         --------        -------        -------
Less distributions from and in excess of:
 Net investment income ...............................           --            (0.49)         (0.09)         (0.28)
 Net realized gain ...................................           --            (0.99)         (0.81)         (0.93)
                                                           --------         --------        -------        -------
 Total distributions .................................           --            (1.48)         (0.90)         (1.21)
                                                           --------         --------        -------        -------
Net asset value, end of period .......................     $  16.46         $  17.28        $ 15.23        $ 13.95
                                                           --------         --------        -------        -------
TOTAL RETURN (A) .....................................       (4.8)%            23.7%          15.8%          14.1%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands) .............     $157,433         $138,131        $47,303        $10,794
Ratios to average net assets:
 Net expenses (b) ....................................        1.15%            1.16%          1.24%          1.25%
 Gross expenses (b) ..................................        1.15%            1.16%          1.24%          1.61%
 Net investment income (b) ...........................        1.22%            1.87%          1.02%          0.37%
SEE NOTES TO FINANCIAL HIGHLIGHTS.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

================================================================================
THE LAZARD FUNDS, INC.

FINANCIAL HIGHLIGHTS (CONTINUED)

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD:
--------------------------------------------------------------------------------
LAZARD INTERNATIONAL SMALL CAP PORTFOLIO

                                                     SIX MONTHS                             YEAR ENDED
                                                       ENDED       ------------------------------------------------------------
                                                      6/30/00+     12/31/99     12/31/98     12/31/97     12/31/96     12/31/95
INSTITUTIONAL SHARES                                  --------     --------     --------     --------     --------     --------
Net asset value, beginning of period .............    $  14.12     $  11.40     $  11.69     $  11.93     $  10.52     $  10.38
                                                      --------     --------     --------     --------     --------     --------
Income (loss) from investment operations:
 Net investment income (loss) (c) ................        0.13         0.14         0.05         0.07         0.08         0.14
 Net realized and unrealized gain (loss) .........        0.03         2.81         0.83        (0.03)        1.55         0.06
                                                      --------     --------     --------     --------     --------     --------
 Total from investment operations ................        0.16         2.95         0.88         0.04         1.63         0.20
                                                      --------     --------     --------     --------     --------     --------
Less distributions from and in excess of:
 Net investment income ...........................          --        (0.12)       (0.05)       (0.07)       (0.08)          --
 Net realized gain ...............................          --        (0.11)       (1.12)       (0.21)       (0.14)       (0.06)
                                                      --------     --------     --------     --------     --------     --------
 Total distributions .............................          --        (0.23)       (1.17)       (0.28)       (0.22)       (0.06)
                                                      --------     --------     --------     --------     --------     --------
Net asset value, end of period ...................    $  14.28      $ 14.12     $  11.40     $  11.69     $  11.93     $  10.52
                                                      ========     ========     ========     ========     ========     ========
TOTAL RETURN (A) .................................        1.1%        26.1%         7.6%         0.3%        15.6%         1.9%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands) .........    $270,859     $217,684     $177,779     $141,695     $126,973     $115,534
Ratios to average net assets:
 Net expenses (b) ................................       0.95%        1.01%        1.04%        1.09%        1.12%        1.13%
 Gross expenses (b) ..............................       0.95%        1.01%        1.04%        1.09%        1.12%        1.13%
 Net investment income (b) .......................       1.78%        1.17%        0.81%        0.73%        1.67%        1.56%
Portfolio turnover rate ..........................         33%          50%          56%          63%         101%         118%

                                                                                                      FOR THE
                                                      SIX MONTHS            YEAR ENDED                PERIOD
                                                         ENDED        -----------------------       2/13/97* TO
                                                       6/30/00+       12/31/99       12/31/98        12/31/97
OPEN SHARES                                          ------------     ----------   ----------       -----------
Net asset value, beginning of period .............     $ 14.06        $ 11.38        $ 11.69         $ 12.32
                                                       -------        -------        -------         -------
Income (loss) from investment operations:
 Net investment income (loss) (c) ................        0.08           0.09           0.01            0.02
 Net realized and unrealized gain (loss) .........        0.05           2.80           0.83           (0.42)
                                                       -------        -------        -------         -------
 Total from investment operations ................        0.13           2.89           0.84           (0.40)
                                                       -------        -------        -------         -------
Less distributions from and in excess of:
 Net investment income ...........................          --          (0.10)         (0.03)          (0.02)
 Net realized gain ...............................          --          (0.11)         (1.12)          (0.21)
                                                       -------        -------        -------         -------
 Total distributions .............................          --          (0.21)         (1.15)          (0.23)
                                                       -------        -------        -------         -------
Net asset value, end of period ...................     $ 14.19        $ 14.06        $ 11.38         $ 11.69
                                                       =======        =======        =======         =======
TOTAL RETURN (A) .................................        0.9%          25.6%           7.2%          (3.2)%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands) .........     $ 2,129        $ 2,441        $ 2,646         $ 1,873
                                                       -------        -------        -------         -------
Ratios to average net assets:
 Net expenses (b) ................................       1.43%          1.43%          1.43%           1.43%
 Gross expenses (b) ..............................       2.15%          2.12%          1.93%           3.39%
 Net investment income (b) .......................       1.14%          0.77%          0.43%           0.34%
SEE NOTES TO FINANCIAL HIGHLIGHTS.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

================================================================================
THE LAZARD FUNDS, INC.

FINANCIAL HIGHLIGHTS (CONTINUED)

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD:
--------------------------------------------------------------------------------
LAZARD EMERGING MARKETS PORTFOLIO

                                                     SIX MONTHS                               YEAR ENDED
                                                        ENDED     ------------------------------------------------------------------
                                                      6/30/00+      12/31/99     12/31/98      12/31/97      12/31/96      12/31/95
INSTITUTIONAL SHARES                               -------------  ------------ ------------ -------------- ------------ ------------
Net asset value, beginning of period .............    $  10.70      $   6.94     $   9.20      $  11.21      $   9.24     $   9.86
                                                      --------      --------     --------      --------      --------     --------
Income (loss) from investment operations:
 Net investment income (loss) (c) ................        0.03          0.09         0.10          0.10          0.07         0.08
 Net realized and unrealized gain (loss) .........       (0.94)         3.77        (2.26)        (1.18)         2.11        (0.66)
                                                      --------      --------     --------      --------      --------     --------
 Total from investment operations ................       (0.91)         3.86        (2.16)        (1.08)         2.18        (0.58)
                                                      --------      --------     --------      --------      --------     --------
Less distributions from and in excess of:
 Net investment income ...........................          --         (0.10)       (0.10)        (0.09)        (0.08)       (0.04)
 Net realized gain ...............................          --            --           --         (0.84)        (0.13)          --
                                                      --------      --------     --------      --------      --------     --------
 Total distributions .............................          --         (0.10)       (0.10)        (0.93)        (0.21)       (0.04)
                                                      --------      --------     --------      --------      --------     --------
Net asset value, end of period ...................   $    9.79      $  10.70      $  6.94      $   9.20      $  11.21     $   9.24
                                                      ========      ========     ========      ========      ========     ========
TOTAL RETURN (A) .................................      (8.5)%         55.8%      (23.5)%        (9.8)%         23.6%        (5.9)%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands) .........    $383,863      $465,278     $298,033      $236,340      $145,328     $ 35,216
Ratios to average net assets:
 Net expenses (b) ................................       1.27%         1.24%        1.28%         1.32%         1.38%        1.30%
 Gross expenses (b) ..............................       1.27%         1.25%        1.29%         1.33%         1.48%        2.00%
 Net investment income (b) .......................       0.56%         1.05%        1.84%         1.26%         1.40%        1.22%
Portfolio turnover rate ..........................         40%           46%          36%           40%           51%         102%

                                                                                                      FOR THE
                                                       SIX MONTHS             YEAR ENDED               PERIOD
                                                          ENDED       ---------------------------    1/8/97* TO
                                                        6/30/00+        12/31/99       12/31/98       12/31/97
OPEN SHARES                                          --------------   ------------   ------------   -----------
Net asset value, beginning of period .............      $ 10.74         $  6.97        $  9.20        $ 11.45
                                                        -------         -------        -------        -------
Income (loss) from investment operations:
 Net investment income (loss) (c) ................         0.01            0.06           0.11           0.07
 Net realized and unrealized gain (loss) .........        (0.95)           3.79          (2.26)         (1.42)
                                                        -------         -------        -------        -------
 Total from investment operations ................        (0.94)           3.85          (2.15)         (1.35)
                                                        -------         -------        -------        -------
Less distributions from and in excess of:
 Net investment income ...........................           --           (0.08)         (0.08)         (0.07)
 Net realized gain ...............................           --              --             --          (0.83)
                                                        -------         -------        -------        -------
 Total distributions .............................           --           (0.08)         (0.08)         (0.90)
                                                        -------         -------        -------        -------
Net asset value, end of period ...................      $  9.80         $ 10.74        $  6.97        $  9.20
                                                        =======         =======        =======        =======
TOTAL RETURN (A) .................................       (8.8)%           55.3%        (23.3)%        (12.0)%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands) .........      $ 9,531         $10,491        $ 8,191        $ 7,769
Ratios to average net assets:
 Net expenses (b) ................................        1.60%           1.60%          1.60%          1.60%
 Gross expenses (b) ..............................        1.76%           1.75%          1.76%          1.93%
 Net investment income (b) .......................        0.27%           0.73%          1.54%          1.01%
SEE NOTES TO FINANCIAL HIGHLIGHTS.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

================================================================================
THE LAZARD FUNDS, INC.

FINANCIAL HIGHLIGHTS (CONTINUED)

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD:
--------------------------------------------------------------------------------
LAZARD BOND PORTFOLIO

                                                    SIX MONTHS                            YEAR ENDED
                                                      ENDED    -----------------------------------------------------------------
                                                     6/30/00+     12/31/99     12/31/98     12/31/97     12/31/96     12/31/95
INSTITUTIONAL SHARES                               ----------- ------------- ------------ ------------ ------------ ------------
Net asset value, beginning of period .............   $  9.29     $   9.89       $ 10.03     $  9.88      $ 10.10      $  9.24
                                                     -------     --------      --------     -------      -------      -------
Income (loss) from investment operations:
 Net investment income (loss) (c) ................      0.29         0.55          0.55        0.59         0.56         0.60
 Net realized and unrealized gain (loss) .........     (0.07)       (0.60)         0.01        0.23        (0.14)        0.86
                                                     -------     --------      --------     -------      -------      -------
 Total from investment operations ................      0.22        (0.05)         0.56        0.82         0.42         1.46
                                                     -------     --------      --------     -------      -------      -------
Less distributions from and in excess of:
 Net investment income ...........................     (0.29)       (0.55)        (0.55)      (0.60)       (0.57)       (0.60)
 Net realized gain ...............................        --           --         (0.15)      (0.07)       (0.07)          --
                                                     -------     --------      --------     -------      -------      -------
 Total distributions .............................     (0.29)       (0.55)        (0.70)      (0.67)       (0.64)       (0.60)
                                                     -------     --------      --------     -------      -------      -------
Net asset value, end of period ...................   $  9.22     $   9.29       $  9.89     $ 10.03      $  9.88      $ 10.10
                                                     =======     ========      ========     =======      =======      =======
TOTAL RETURN (A) .................................      2.4%       (0.5)%          5.8%        8.6%         4.4%        16.2%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands) .........   $67,650     $ 91,557      $100,397     $92,428      $69,906      $46,083
Ratios to average net assets:
 Net expenses (b) ................................     0.79%        0.76%         0.78%       0.80%        0.80%        0.80%
 Gross expenses (b) ..............................     0.80%        0.76%         0.79%       0.81%        0.88%        0.97%
 Net investment income (b) .......................     6.30%        5.74%         5.45%       5.81%        5.77%        6.07%
Portfolio turnover rate ..........................      220%         549%          335%        447%         460%         244%

                                                                                                     FOR THE
                                                      SIX MONTHS              YEAR ENDED              PERIOD
                                                         ENDED         -----------------------      3/5/97* TO
                                                       6/30/00+        12/31/99       12/31/98       12/31/97
OPEN SHARES                                            -------         -------        --------       -------
Net asset value, beginning of period .............     $  9.29         $  9.88        $ 10.02        $  9.86
                                                       -------         -------        -------        -------
Income (loss) from investment operations:
 Net investment income (loss) (c) ................        0.28            0.51           0.52           0.46
 Net realized and unrealized gain (loss) .........       (0.07)          (0.58)          0.01           0.24
                                                       -------         -------        -------        -------
 Total from investment operations ................        0.21           (0.07)          0.53           0.70
                                                       -------         -------        -------        -------
Less distributions from and in excess of:
 Net investment income ...........................       (0.28)          (0.52)         (0.52)         (0.47)
 Net realized gain ...............................          --              --          (0.15)         (0.07)
                                                       -------         -------        -------        -------
 Total distributions .............................       (0.28)          (0.52)         (0.67)         (0.54)
                                                       -------         -------        -------        -------
Net asset value, end of period ...................     $  9.22         $  9.29        $  9.88        $ 10.02
                                                       =======         =======        =======        =======
TOTAL RETURN (A) .................................        2.3%            (0.8)%         5.4%           7.2%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands) .........     $10,563         $11,605        $15,226        $ 7,283
Ratios to average net assets:
 Net expenses (b) ................................       1.10%           1.10%          1.10%          1.10%
 Gross expenses (b) ..............................       1.23%           1.15%          1.21%          1.49%
 Net investment income (b) .......................       6.03%           5.37%          5.11%          5.46%
SEE NOTES TO FINANCIAL HIGHLIGHTS.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

================================================================================
THE LAZARD FUNDS, INC.

FINANCIAL HIGHLIGHTS (CONTINUED)

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD:
--------------------------------------------------------------------------------
LAZARD HIGH YIELD PORTFOLIO

                                                                                       FOR THE
                                                       SIX MONTHS         YEAR          PERIOD
                                                          ENDED           ENDED       1/2/98* TO
                                                        6/30/00+        12/31/99       12/31/98
INSTITUTIONAL SHARES                                    -------         --------      ----------
Net asset value, beginning of period .............      $  8.77         $  9.42        $ 10.00
                                                        -------         -------        -------
Income (loss) from investment operations:
 Net investment income (loss) (c) ................         0.48            0.92           0.88
 Net realized and unrealized gain (loss) .........        (0.77)          (0.65)         (0.57)
                                                        -------         -------        -------
 Total from investment operations ................        (0.29)           0.27           0.31
                                                        -------         -------        -------
Less distributions from and in excess of:
 Net investment income ...........................        (0.48)          (0.92)         (0.89)
 Net realized gain ...............................           --              --             --
                                                        -------         -------        -------
 Total distributions .............................        (0.48)          (0.92)         (0.89)
                                                        -------         -------        -------
Net asset value, end of period ...................      $  8.00         $  8.77        $  9.42
                                                        =======         =======        =======
TOTAL RETURN (A) .................................       (3.4)%            2.9%           2.9%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands) .........      $82,503         $83,664        $41,935
Ratios to average net assets:
 Net expenses (b) ................................        0.75%           0.94%          1.05%
 Gross expenses (b) ..............................        1.00%           1.06%          1.55%
 Net investment income (b) .......................       11.47%          10.08%          8.87%
Portfolio turnover rate ..........................         100%            190%           418%

                                                                                         FOR THE
                                                       SIX MONTHS         YEAR           PERIOD
                                                          ENDED           ENDED        2/24/98* TO
                                                        6/30/00+        12/31/99        12/31/98
OPEN SHARES                                             --------        --------       -----------
Net asset value, beginning of period .............      $  8.78         $  9.42         $ 10.37
                                                        -------         -------         -------
Income (loss) from investment operations:
 Net investment income (loss) (c) ................         0.47            0.90            0.72
 Net realized and unrealized gain (loss) .........        (0.78)          (0.65)          (0.94)
                                                        -------         -------         -------
 Total from investment operations ................        (0.31)           0.25           (0.22)
                                                        -------         -------         -------
Less distributions from and in excess of:
 Net investment income ...........................        (0.47)          (0.89)          (0.73)
 Net realized gain ...............................           --              --              --
                                                        -------         -------         -------
 Total distributions .............................        (0.47)          (0.89)          (0.73)
                                                        -------         -------         -------
Net asset value, end of period ...................      $  8.00         $  8.78         $  9.42
                                                        =======         =======         =======
TOTAL RETURN (A) .................................       (3.7)%            2.7%          (2.2)%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands) .........      $17,631         $ 1,305         $   949
Ratios to average net assets:
 Net expenses (b) ................................        1.05%           1.22%           1.35%
 Gross expenses (b) ..............................        1.40%           2.92%           9.77%
 Net investment income (b) .......................       11.29%           9.89%           8.59%
SEE NOTES TO FINANCIAL HIGHLIGHTS.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
THE LAZARD FUNDS, INC.

FINANCIAL HIGHLIGHTS (CONTINUED)

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD:
--------------------------------------------------------------------------------
LAZARD INTERNATIONAL FIXED-INCOME PORTFOLIO

                                                     SIX MONTHS                                YEAR ENDED
                                                       ENDED       -----------------------------------------------------------------
                                                      6/30/00+        12/31/99     12/31/98      12/31/97      12/31/96     12/31/95
INSTITUTIONAL SHARES                               -------------   ------------- ------------ -------------- ------------ ----------
Net asset value, beginning of period .............   $  10.19        $  10.71      $   9.63      $  10.78      $ 10.85      $ 10.23
                                                     --------        --------      --------      --------      -------      -------
Income (loss) from investment operations:
 Net investment income (loss) (c) ................       0.18            0.36          0.32          0.40         0.54         0.70
 Net realized and unrealized gain (loss) .........      (0.54)          (0.68)         0.98         (1.05)        0.03         1.25
                                                     --------        --------      --------      --------      -------      -------
 Total from investment operations ................      (0.36)          (0.32)         1.30         (0.65)        0.57         1.95
                                                     --------        --------      --------      --------      -------      -------
Less distributions from and in excess of:
 Net investment income ...........................      (0.06)             --         (0.22)        (0.13)       (0.59)       (1.13)
 Net realized gain ...............................         --           (0.08)           --         (0.12)       (0.05)       (0.20)
  Capital ........................................         --           (0.12)           --         (0.25)          --           --
                                                     --------        --------      --------      --------      -------      -------
 Total distributions .............................      (0.06)          (0.20)        (0.22)        (0.50)       (0.64)       (1.33)
                                                     --------        --------      --------      --------      -------      -------
Net asset value, end of period ...................   $   9.77        $  10.19      $  10.71      $   9.63      $ 10.78      $ 10.85
                                                     ========        ========      ========      ========      =======      =======
TOTAL RETURN (A) .................................     (3.4)%          (2.9)%         13.2%        (5.6)%         5.5%        19.4%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands) .........   $ 66,241        $ 73,871      $115,500      $110,185      $88,430      $45,624
Ratios to average net assets:
 Net expenses (b) ................................      1.09%           1.09%         1.09%         1.06%        1.05%        1.05%
 Gross expenses (b) ..............................      1.24%           1.13%         1.10%         1.10%        1.21%        1.25%
 Net investment income (b) .......................      3.76%           3.55%         4.27%         5.13%        5.54%        5.99%
Portfolio turnover rate ..........................        71%            139%          187%          166%         242%         190%


                                                                                                        FOR THE
                                                       SIX MONTHS              YEAR ENDED                PERIOD
                                                          ENDED          -----------------------       1/8/97* TO
                                                        6/30/00+         12/31/99       12/31/98        12/31/97
OPEN SHARES                                            ----------        --------       --------       ----------
Net asset value, beginning of period .............      $ 10.14          $ 10.69        $  9.63         $ 10.64
                                                        -------          -------        -------         -------
Income (loss) from investment operations:
 Net investment income (loss) (c) ................         0.17             0.34           0.31            0.43
 Net realized and unrealized gain (loss) .........        (0.53)           (0.69)          0.96           (0.98)
                                                        -------          -------        -------         -------
 Total from investment operations ................        (0.36)           (0.35)          1.27           (0.55)
                                                        -------          -------        -------         -------
Less distributions from and in excess of:
 Net investment income ...........................        (0.06)              --          (0.21)          (0.08)
 Net realized gain ...............................           --            (0.08)            --           (0.12)
  Capital ........................................           --            (0.12)            --           (0.26)
                                                        -------          -------        -------         -------
 Total distributions .............................        (0.06)           (0.20)         (0.21)          (0.46)
                                                        -------          -------        -------         -------
Net asset value, end of period ...................      $  9.72          $ 10.14        $ 10.69         $  9.63
                                                        =======          =======        =======         =======
TOTAL RETURN (A) .................................       (3.5)%           (3.2)%          12.9%          (4.8)%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands) .........      $14,950          $ 3,783        $ 4,751         $ 2,772
Ratios to average net assets:
 Net expenses (b) ................................        1.35%            1.35%          1.35%           1.35%
 Gross expenses (b) ..............................        1.99%            1.91%          1.92%           2.71%
 Net investment income (b) .......................        3.51%            3.30%          4.01%           4.68%
SEE NOTES TO FINANCIAL HIGHLIGHTS.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

================================================================================
THE LAZARD FUNDS, INC.

FINANCIAL HIGHLIGHTS (CONTINUED)

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD:
--------------------------------------------------------------------------------
LAZARD STRATEGIC YIELD PORTFOLIO

                                                     SIX MONTHS                             YEAR ENDED
                                                       ENDED       ------------------------------------------------------------
                                                      6/30/00+     12/31/99     12/31/98     12/31/97     12/31/96     12/31/95
INSTITUTIONAL SHARES                                 ---------     --------     --------     --------     --------     --------
Net asset value, beginning of period .............    $   8.83     $   9.01     $   9.66     $  10.01     $   9.52     $  9.10
                                                      --------     --------     --------     --------     --------     -------
Income (loss) from investment operations:
 Net investment income (loss) (c) ................        0.29         0.61         0.76         0.81         0.76        0.75
 Net realized and unrealized gain (loss) .........       (0.18)       (0.18)       (0.69)       (0.28)        0.50        0.43
                                                      --------     --------     --------     --------     --------     -------
 Total from investment operations ................        0.11         0.43         0.07         0.53         1.26        1.18
                                                      --------     --------     --------     --------     --------     -------
Less distributions from and in excess of:
 Net investment income ...........................       (0.29)       (0.61)       (0.44)       (0.82)       (0.77)      (0.76)
 Net realized gain ...............................          --           --           --        (0.06)          --          --
 Capital .........................................          --           --        (0.28)          --           --          --
                                                      --------     --------     --------     --------     --------     -------
 Total distributions .............................       (0.29)       (0.61)       (0.72)       (0.88)       (0.77)      (0.76)
                                                      --------     --------     --------     --------     --------     -------
Net asset value, end of period ...................    $   8.65     $   8.83     $   9.01     $   9.66     $  10.01     $  9.52
                                                      ========     ========     ========     ========     ========     =======
TOTAL RETURN (A) .................................        1.3%         4.9%         0.8%         5.3%        13.7%       13.6%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands) .........    $289,513     $306,116     $397,599     $399,452     $199,083     $78,474
Ratios to average net assets:
 Net expenses (b) ................................       0.91%        0.91%        0.90%        0.94%        1.08%       1.09%
 Gross expenses (b) ..............................       0.91%        0.91%        0.90%        0.95%        1.08%       1.09%
 Net investment income (b) .......................       6.76%        6.82%        6.94%        7.42%        7.88%       8.02%
Portfolio turnover rate ..........................        113%         257%         276%         161%         189%        205%

                                                                                                     FOR THE
                                                      SIX MONTHS            YEAR ENDED               PERIOD
                                                         ENDED        -----------------------      1/23/97* TO
                                                       6/30/00+       12/31/99       12/31/98       12/31/97
OPEN SHARES                                           ----------      --------       --------      =-------===
Net asset value, beginning of period .............     $  8.83        $  9.02        $  9.66        $ 10.08
                                                       -------        -------        -------        -------
Income (loss) from investment operations:
 Net investment income (loss) (c) ................        0.28           0.58           0.73           0.72
 Net realized and unrealized gain (loss) .........       (0.18)         (0.19)         (0.69)         (0.35)
                                                       -------        -------        -------        -------
 Total from investment operations ................        0.10           0.39           0.04           0.37
                                                       -------        -------        -------        -------
Less distributions from and in excess of:
 Net investment income ...........................       (0.28)         (0.58)         (0.40)         (0.73)
 Net realized gain ...............................          --             --             --          (0.06)
 Capital .........................................          --             --          (0.28)            --
                                                       -------        -------        -------        -------
 Total distributions .............................       (0.28)         (0.58)         (0.68)         (0.79)
                                                       -------        -------        -------        -------
Net asset value, end of period ...................     $  8.65        $  8.83        $  9.02        $  9.66
                                                       =======        =======        =======        =======
TOTAL RETURN (A) .................................        1.1%           4.4%           0.4%           3.8%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in thousands) .........     $13,790        $16,035        $22,460        $15,300
Ratios to average net assets:
 Net expenses (b) ................................       1.31%          1.27%          1.28%          1.39%
 Gross expenses (b) ..............................       1.31%          1.27%          1.28%          1.44%
 Net investment income (b) .......................       6.36%          6.49%          6.60%          6.92%
SEE NOTES TO FINANCIAL HIGHLIGHTS.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

================================================================================
THE LAZARD FUNDS, INC.

NOTES TO FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

 *  Commencement of operations.

 +  Unaudited.

(a) Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions, and no sales charge. Had certain expenses not been waived and/or reimbursed by the Investment Manager and/or the Administrator during the periods shown, total returns would have been lower. Periods of less than one year are not annualized.


(b) Annualized for periods of less than one year.

(c) For six months ended 6/30/00 and year ended 12/31/99, net investment income has been computed using the average shares method.

(d) The amount shown for a share outstanding did not correspond with the aggregate net gain on investments for the period due to timing of sales and repurchases of Portfolio Shares in relation to fluctuating market values of the investments of the Portfolio.


   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

================================================================================
THE LAZARD FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

1. ORGANIZATION

The Lazard Funds, Inc. (the "Fund") was incorporated in Maryland on May 17, 1991 and is registered under the Investment Company Act of 1940, as amended (the "Act"), as a no-load, open-end management investment company. The Fund is comprised of eleven portfolios (each referred to as a "Portfolio"), as follows:
Lazard Equity Portfolio, Lazard Mid Cap Portfolio, Lazard Small Cap Portfolio, Lazard Global Equity Portfolio, Lazard International Equity Portfolio, Lazard International Small Cap Portfolio, Lazard Emerging Markets Portfolio, Lazard Bond Portfolio, Lazard High Yield Portfolio, Lazard International Fixed-Income Portfolio and Lazard Strategic Yield Portfolio. Effective November 1, 1996, the Board of Directors of the Fund approved the offering of two different classes of shares for the Portfolios - Institutional Shares and Retail ("Open") Shares. Institutional Shares and Open Shares are identical, except as to minimum investment requirements and the services offered to and expenses borne by each class of shares. The Equity Portfolio is operated as a "diversified" fund as defined in the Act. The remaining Portfolios are "non-diversified".

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies:

(A) VALUATION OF INVESTMENTS--Market values for equity securities listed on the New York Stock Exchange ("NYSE"), NASDAQ or other U.S. exchanges are based on the last quoted sales prices on the principal exchange on which the security is traded as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern Time) on each valuation date; securities not traded on the valuation date are valued at the closing bid price. Any securities not listed, for which current over-the-counter market quotations or bids are readily available, are valued at the last quoted bid price or, if available, the mean of two such prices. Securities listed on foreign exchanges are valued at the last quoted sales price; securities not traded on the valuation date are valued at the closing bid price.

Bonds and other fixed-income securities are valued on the basis of prices provided by a pricing service, which are based primarily on institutional-size trading in similar groups of securities, or by using brokers' quotations. Mortgage-backed securities issued by certain government related organizations are valued using pricing services or brokers' quotations based on a matrix system which considers such factors as other security prices, yields and maturities. Debt securities maturing in sixty days or less are valued at amortized cost except where to do so would not accurately reflect their fair value, in which case such securities are valued at fair value as determined in good faith in accordance with procedures adopted by the Board of Directors.

Options on stocks and stock indices traded on national securities exchanges are valued as of the close of options trading on such exchanges (which is currently 4:10 p.m. Eastern Time). Securities for which market quotations are not readily available are valued at fair value as determined in good faith using methods approved by the Board of Directors.

(B) PORTFOLIO SECURITIES TRANSACTIONS AND INVESTMENT INCOME--Portfolio securities transactions are accounted for on trade date. Realized gains and losses on sales of investments are recorded on a specific identification basis and dividend income is recorded on the ex-dividend date. Non-cash dividends, in which security shares are received, are included in dividend income and are valued at the security's opening price per share on the ex-dividend date. Interest income is accrued daily. The Portfolios amortize premiums and accrete discounts on fixed-income securities using the effective yield method.

(C) REPURCHASE AGREEMENTS-- In connection with transactions in repurchase agreements, the Fund's custodian takes possession of the underlying collateral securities, the value or market price of which is at least equal to the principal amount, plus interest, of the repurchase transaction. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. In the event of default of the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, such as the default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to delay due to legal proceedings and the Portfolio may suffer a loss.

(D) SECURITIES LENDING--The Portfolios may lend portfolio securities to qualified borrowers in order to earn additional income. The terms of the lending agreements require that loans are secured at all times by cash, U.S. Government securities or irrevocable letters of credit in an amount at least equal to 102% of the market value of domestic securities loaned (105% in the case of foreign securities), plus accrued interest and dividends, determined on a daily basis. Cash collateral received is invested in Navigator Securities Lending Prime Portfolio, a regulated investment company offered by State Street Bank and Trust Company. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Portfolios could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. For the period ended June 30, 2000, the value of the securities on loan and corresponding collateral received were as follows:

================================================================================
THE LAZARD FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

                                    SECURITIES
PORTFOLIO                             LOANED               COLLATERAL
                                   ------------           ------------
Small Cap(1)                       $  7,569,363           $  7,740,100
Global Equity(2)                      7,521,238              7,863,493
International Equity(1)             206,082,372            216,818,556
International Small Cap (2)          25,234,983             26,515,880
Emerging Markets(2)                  97,687,267            101,680,469

(1) COLLATERAL IS U.S. TREASURY OBLIGATIONS.

(2) COLLATERAL IS CASH.

(E) FOREIGN CURRENCY TRANSLATION AND FORWARD FOREIGN CURRENCY CONTRACTS--The accounting records of the Portfolios are maintained in U.S. dollars. Portfolio securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rates on the respective dates of transactions.

The Portfolios do not isolate the portion of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in their market prices. Such fluctuations are included in net realized and unrealized gain or loss from investments. Net realized gains (losses) from foreign currency transactions represent net foreign currency gains (losses) from forward foreign currency contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of net investment income recorded on the Portfolio's accounting records and the U.S. dollar equivalent amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, as a result of changes in exchange rates.

A forward foreign currency contract is an agreement between two parties to buy or sell currency at a set price on a future date. Certain Portfolios may enter into forward foreign currency contracts for risk management. Risk management includes hedging strategies which serve to reduce a Portfolio's exposure to foreign currency fluctuations. Such exposure may exist during the period that a foreign denominated investment is held, or during the period between the trade date and settlement date of an investment which has been purchased or sold. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of the foreign currency relative to the U.S. dollar.

The U.S. dollar value of forward foreign currency contracts is determined using forward exchange rates provided by a quotation service. Daily fluctuations in the value of such contracts are recorded as unrealized gains or losses. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. Such gains and losses are disclosed in the realized or unrealized gain (loss) on foreign currency in the accompanying Statements of Operations.

(F) FEDERAL INCOME TAXES--The Fund's policy is to continue to have each Portfolio qualify as a regulated investment company under the Internal Revenue Code and to distribute all of its taxable income, including any realized net capital gains, to shareholders. Therefore, no federal income tax provision is required.

At December 31, 1999, the following Portfolios had available for federal income tax purposes unused realized capital losses which can be used to offset future realized capital gains as follows:

PORTFOLIO                               EXPIRING 2006          EXPIRING 2007
---------                               -------------          -------------
Emerging Markets                         $50,767,177            $3,337,906
Bond                                              --             4,509,702
High Yield                                 1,150,441             6,288,085
International Fixed-Income                        --               513,432
Strategic Yield                           14,900,897            22,094,886

Under current tax law, certain capital and net foreign currency losses realized after October 31 within the taxable year may be deferred and treated as occurring on the first day of the following tax year. For the tax year ended December 31, 1999, the following Portfolios elected to defer net capital and currency losses arising between November 1, 1999 and December 31, 1999, as follows:

PORTFOLIO                                 AMOUNT
----------------------------            ----------
Global Equity                           $    5,204
International Equity                     3,351,875
International Small Cap                  1,635,261
Emerging Markets                           453,366
Bond                                       202,528
High Yield                                 162,198
International Fixed-Income                 699,810
Strategic Yield                            104,225

(G) DIVIDENDS AND DISTRIBUTIONS--The Fund intends to declare dividends from net investment income daily on shares of Bond Portfolio, High Yield Portfolio, International Fixed-Income Portfolio and Strategic Yield Portfolio and to pay such dividends monthly. Dividends from net investment income on shares of Equity Portfolio, Mid Cap Portfolio, Small Cap Portfolio, Global Equity Portfolio, International Equity Portfolio, International Small Cap Portfolio and Emerging Markets Portfolio will be declared and paid annually. During any particular year, net realized gains from investment transactions in excess of available capital loss carryforwards would be taxable to the Portfolio if not distributed. The Portfolios intend to declare and distribute these amounts annually to shareholders; however, to avoid taxation, a second distribution may be required.

================================================================================
THE LAZARD FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

Income dividends and capital gains distributions are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments of foreign currency transactions. Book and tax differences relating to shareholder distributions will result in reclassifications and may affect the allocation between investment income-net, realized gains-net, and paid in capital.

(H) ORGANIZATIONAL EXPENSES--Costs incurred by the Fund in connection with its organization have been deferred and are being amortized on a straight line basis over a five-year period from the date of commencement of operations of each Portfolio. In the event that any of the initial shares of any of the Portfolios are redeemed during such amortization period, the appropriate Portfolio will be reimbursed by such holder for any unamortized organizational expenses in the same proportion as the number of shares redeemed bears to the number of initial shares held at the time of redemption.

(I) ALLOCATION OF EXPENSES--Expenses not directly chargeable to a specific Portfolio are allocated primarily on the basis of relative net assets. The Portfolios will accrue distribution fees and shareholders' services fees to the respective class. Each Portfolio's income, expenses (other than the fees mentioned above) and realized and unrealized gains and losses are allocated proportionally each day between the classes based upon the relative net assets of each class.

(J) EXPENSE REDUCTIONS--Portfolios leaving excess cash in demand deposit accounts may receive credits which are available to offset custody expenses. The Statements of Operations report gross custody expenses, and report the amount of such credits separately as an expense reduction.

(K) STRUCTURED INVESTMENTS--Certain Portfolios may invest in structured investments whose values are linked either directly or inversely to changes in foreign currencies, interest rates, commodities, indices, or other underlying instruments. A Portfolio uses these securities to increase or decrease its exposure to different underlying instruments and to gain exposure to markets that might be difficult to invest in through conventional securities. Structured investments may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment.

(L) DELAYED DELIVERY COMMITMENTS--Each Portfolio may purchase or sell securities on a when-issued or forward commitment basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Collateral consisting of liquid securities or cash is segregated in an amount at least equal to these commitments.

(M) CROSS CURRENCY SWAPS--The Fund enters into cross currency swap contracts for investment, hedging and risk management purposes. A cross currency swap is an agreement between counterparties to exchange interest rate payments and currencies with an agreement to re-exchange the currencies at a future date. If forecasts of interest rates, exchange rates and other market conditions are incorrect, investment performance will diminish compared to what performance would have been if these investment techniques were not used. Even if the forecasts are correct, there are risks that the positions may correlate imperfectly with the asset and liability being hedged, a liquid secondary market may not always exist or a counterparty to a transaction may not perform.

Cross currency swap contracts are marked-to-market daily using market quotations. The change in market value is recorded by the Portfolio as an unrealized gain or loss. The difference between the rates received and paid by the Portfolio constitutes investment income.

(N) ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles requires the Fund to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

3. INVESTMENT MANAGEMENT, ADMINISTRATIVE AND DISTRIBUTION AGREEMENTS

The Fund has entered into investment management agreements (the "Management Agreements") with Lazard Asset Management (the "Investment Manager"), a division of Lazard Fr-res & Co. LLC, on behalf of each Portfolio. Pursuant to the Management Agreements, the Investment Manager will regularly provide the Portfolios with investment research, advice and supervision and furnish continuously an investment program for each Portfolio consistent with its investment objectives and policies, including the purchase, retention and disposition of securities. Each of the Portfolios pays the Investment Manager an investment management fee at the annual rate set forth below as a percentage of the average daily net assets of the relevant Portfolio:

PORTFOLIO                       ANNUAL RATE
----------------------------    -----------
Equity                              0.75%
Mid Cap                             0.75
Small Cap                           0.75
Global Equity                       0.75
International Equity                0.75
International Small Cap             0.75
Emerging Markets                    1.00
Bond                                0.50
High Yield                          0.75
International Fixed-Income          0.75
Strategic Yield                     0.75

================================================================================
THE LAZARD FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

The investment management fees are accrued daily and payable monthly.

The Investment Manager has voluntarily agreed to reduce its fees and, if necessary, reimburse the following Portfolios if annualized operating expenses exceed the following percentages of average daily net assets for the respective shares:

                                INSTITUTIONAL SHARES        OPEN SHARES
                                       ANNUAL                  ANNUAL
PORTFOLIO                        OPERATING EXPENSES      OPERATING EXPENSES
----------------------------   ----------------------   -------------------
Mid Cap                                  1.05%                  1.35%
Global Equity                            1.05                   1.35
International Small Cap                   N/A                   1.43
Emerging Markets                          N/A                   1.60
Bond                                      N/A                   1.10
High Yield                               0.75                   1.05
International Fixed-Income               1.09                   1.35

For the period ended June 30, 2000, the Investment Manager waived part of its management fee, or reimbursed the indicated Portfolios for other expenses as follows:

                      INSTITUTIONAL SHARES      OPEN SHARES
                         AMOUNT WAIVED/        AMOUNT WAIVED/
PORTFOLIO                  REIMBURSED            REIMBURSED
------------------    --------------------     --------------
Mid Cap                      $48,952              $24,465
Global Equity                     --                8,388
International
   Small Cap                      --                8,374
Emerging Markets                  --                7,744
Bond                              --                7,066
High Yield                    93,162               21,674
International
   Fixed-Income               48,522               13,740

The Fund has entered into an administrative agreement with State Street Bank and Trust Company ("State Street") to provide certain administrative services. Each Portfolio bears the cost of such expenses at the annual rate of $37,500, plus $7,500 per additional class, and 0.02% of average daily net assets up to $1 billion plus 0.01% of average daily net assets over $1 billion.

The Fund has a distribution agreement with Lazard Fr-res & Co. LLC (the "Distributor"). The Distributor acts as distributor for shares of each of the Portfolios and bears the cost of printing and mailing prospectuses to potential investors and of any advertising expenses incurred in connection with distribution of shares.

The Distributor provides the Open Shares of each Portfolio with distribution services pursuant to a Distribution and Servicing Plan (the "Plan"), in accordance with Rule 12b-1 under the Act. Under the Plan, the Distributor is entitled to an asset-based fee to support distribution efforts and/or servicing of Open Shares accounts. For such services, each Portfolio has agreed to pay a monthly fee at an annual rate of 0.25% of the average daily net assets of the Portfolio's Open Shares. Under the Plan, the Distributor may make payments to external organizations, such as 401(k) alliance sponsors, discount brokers and bank trust departments, in respect of these services.

Certain Directors of the Fund are Managing Directors of the Investment Manager. The Fund pays each Director who is not an employee or an affiliated person of the Investment Manager its allocated portion of a fixed fee of $30,000 per year, plus $2,500 per meeting attended for the Fund and Lazard Retirement Series, Inc., another multi-portfolio fund advised by the Investment Manager, and reimburses such Directors for travel and other out of pocket expenses. In addition, the Chairman of the Audit Committee for the Fund and Lazard Retirement Series, Inc. also receives an annual fee of $5,000.

4. SECURITIES TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

Purchases and sales of portfolio securities (excluding short-term securities), for the period ended June 30, 2000 were as follows:

PORTFOLIO                            PURCHASES             SALES
-------------------------------   --------------      --------------
Equity                            $   86,103,079      $  243,185,089
Mid Cap                               22,983,191          39,836,827
Small Cap                            302,544,560         431,352,754
Global Equity                         55,254,854          26,379,127
International Equity               1,080,093,295       1,279,557,381
International Small Cap              139,864,060          85,100,167
Emerging Markets                     151,876,323         211,358,553
Bond(1)                              200,296,327         223,365,020
High Yield                           109,005,946          88,497,106
International Fixed-Income(2)         55,664,689          46,405,679
Strategic Yield(3)                   263,241,845         270,958,106

(1) INCLUDES PURCHASES AND SALES OF U.S. GOVERNMENT SECURITIES OF $188,027,897 AND $205,621,535, RESPECTIVELY.

(2) INCLUDES PURCHASES AND SALES OF U.S. GOVERNMENT SECURITIES OF $7,512,889 AND $10,172,604, RESPECTIVELY.

(3) INCLUDES PURCHASES AND SALES OF U.S. GOVERNMENT SECURITIES OF $60,878,383 AND $71,247,594, RESPECTIVELY.

For the period ended June 30, 2000, brokerage commissions were paid to Lazard Fr-res & Co. LLC for portfolio transactions executed on behalf of the Portfolios as follows:

                      COMMISSIONS
PORTFOLIO                PAID
------------------    -----------
Equity                  $18,910
Mid Cap                   3,145
Global Equity             4,418
Emerging Markets            275

5. LINE OF CREDIT

The Fund has entered into a $50 million Line of Credit Agreement (the "Agreement") with State Street, effective April 24, 1996, primarily for temporary or emergency pur-

================================================================================
THE LAZARD FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

poses, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest on borrowings is payable at State Street's Cost of Funds plus 0.50%, on an annualized basis. Under this Agreement, the Fund has agreed to pay a 0.08% per annum fee on the unused portion of the commitment, payable quarterly in arrears. During the period ended June 30, 2000, Emerging Markets Portfolio paid a total of $18,726 in interest, for which the Portfolio was reimbursed by the Investment Manager, and the Fund had borrowings under this Agreement as follows:

                         MAXIMUM        AVERAGE DAILY     WEIGHTED AVERAGE
PORTFOLIO                 LOAN         AMOUNT OF LOAN      INTEREST RATE
------------------   --------------   ----------------   -----------------
Emerging Markets     $50,000,000      $35,468,092               6.336%

6. REORGANIZATION

On July 30, 1999, Small Cap Portfolio acquired the net assets of Bantam Value Portfolio pursuant to a plan of reorganization approved by Bantam Value Portfolio shareholders on July 16, 1999. The acquisition was accomplished by a tax-free exchange of 1,385,450 Institutional Shares (valued at $26,354,774) and 188,462 Open Shares (valued at $3,571,473) of Small Cap Portfolio for the 2,091,308 Institutional Shares and 285,910 Open Shares of Bantam Value Portfolio outstanding on July 30, 1999. Bantam Value Portfolio's net assets at that date, $29,926,247, including $902,603 of unrealized depreciation and $377,560 of accumulated realized net loss, were combined with those of Small Cap Portfolio. The aggregate net assets of Small Cap Portfolio and Bantam Value Portfolio immediately before the acquisition were $29,926,247 and $1,250,934,139, respectively. The aggregate net assets of Small Cap Portfolio immediately after the acquisition were $1,280,860,386. For the period January 1, 1999 through July 30, 1999 (acquisition date), Bantam Value Portfolio had a net increase in net assets resulting from operations in the amount of $3,833,373.

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THE LAZARD FUNDS, INC.
30 Rockefeller Plaza
New York, New York 10112
Telephone: (800) 823-6300
http://www.lazardnet.com


INVESTMENT MANAGER
Lazard Asset Management
30 Rockefeller Plaza
New York, New York 10112
Telephone: (800) 823-6300


DISTRIBUTOR
Lazard Freres & Co. LLC
30 Rockefeller Plaza
New York, New York 10112


CUSTODIAN
State Street Bank and Trust Company
225 Franklin Street
Boston, Massachusetts 02110


TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
Boston Financial Data Services, Inc.
P.O. Box 9363
Boston, Massachusetts 02205-9363
Telephone: (800) 986-3455


INDEPENDENT PUBLIC ACCOUNTANTS
Anchin, Block & Anchin LLP
1375 Broadway
New York, New York 10018
http://www.anchin.com


LEGAL COUNSEL
Stroock & Stroock & Lavan LLP
180 Maiden Lane
New York, New York 10038-4982

LAZARD Funds

                      30 Rockefeller Plaza
                      New York, New York 10112
                      Telephone (800) 823-6300
                      http://www.lazardnet.com

This report is for the information of the shareholders of The Lazard Funds, Inc. Its use in connection with any offering of the Fund's shares is authorized only in the case of a concurrent or prior delivery of the Fund's current prospectus.